UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

June 30, 2010 (Unaudited)	Columbia Blended Equity Fund

	Shares	Value ($)*
Common Stocks — 99.8%
CONSUMER DISCRETIONARY — 10.2%
Automobiles — 0.2%
Ford Motor Co. (a)	28,300	285,264
Automobiles Total		285,264
Hotels, Restaurants & Leisure — 0.5%
International Game Technology	400	6,280
Starwood Hotels & Resorts Worldwide, Inc.	15,073	624,474
Hotels, Restaurants & Leisure Total		630,754
Internet & Catalog Retail — 0.9%
Amazon.com, Inc. (a)	9,605	1,049,442
Internet & Catalog Retail Total		1,049,442
Media — 1.8%
DISH Network Corp., Class A	19,570	355,195
Gannett Co., Inc.	7,000	94,220
Interpublic Group of Companies, Inc. (a)	1,155	8,235
Viacom, Inc., Class B	56,718	1,779,244
Media Total		2,236,894
Multiline Retail — 5.4%
Target Corp.	135,240	6,649,751
Multiline Retail Total		6,649,751
Specialty Retail — 0.9%
Lowe’s Companies, Inc.	52,470	1,071,438
Specialty Retail Total		1,071,438
Textiles, Apparel & Luxury Goods — 0.5%
Hanesbrands, Inc. (a)	25,877	622,601
Textiles, Apparel & Luxury Goods Total		622,601
CONSUMER DISCRETIONARY TOTAL		12,546,144
CONSUMER STAPLES — 13.0%
Beverages — 1.9%
Diageo PLC, ADR	16,900	1,060,306
PepsiCo, Inc.	20,783	1,266,724
Beverages Total		2,327,030
Food & Staples Retailing — 3.9%
Wal-Mart Stores, Inc.	99,560	4,785,849
Food & Staples Retailing Total		4,785,849
Food Products — 1.4%
Kraft Foods, Inc., Class A	61,036	1,709,008
Food Products Total		1,709,008

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Household Products — 2.3%
Clorox Co.	12,310	765,190
Procter & Gamble Co.	33,436	2,005,491
Household Products Total		2,770,681
Personal Products — 0.8%
Avon Products, Inc.	38,210	1,012,565
Personal Products Total		1,012,565
Tobacco — 2.7%
Philip Morris International, Inc.	72,630	3,329,359
Tobacco Total		3,329,359
CONSUMER STAPLES TOTAL		15,934,492
ENERGY — 10.2%
Energy Equipment & Services — 0.8%
Baker Hughes, Inc.	600	24,942
Halliburton Co.	25,950	637,073
Nabors Industries Ltd. (a)	1,000	17,620
Rowan Companies, Inc. (a)	8,500	186,490
Smith International, Inc.	4,000	150,600
Energy Equipment & Services Total		1,016,725
Oil, Gas & Consumable Fuels — 9.4%
Apache Corp.	16,370	1,378,190
Cabot Oil & Gas Corp.	12,593	394,413
Chevron Corp.	37,031	2,512,924
ConocoPhillips	7,900	387,811
Denbury Resources, Inc. (a)	10,100	147,864
Devon Energy Corp.	10,970	668,292
Exxon Mobil Corp.	61,518	3,510,832
Occidental Petroleum Corp.	18,521	1,428,895
Peabody Energy Corp.	11,160	436,691
Royal Dutch Shell PLC, ADR	12,100	607,662
Oil, Gas & Consumable Fuels Total		11,473,574
ENERGY TOTAL		12,490,299
FINANCIALS — 16.4%
Capital Markets — 3.4%
Bank of New York Mellon Corp.	23,088	570,043
Franklin Resources, Inc.	7,424	639,875
Goldman Sachs Group, Inc.	3,850	505,389
State Street Corp.	72,900	2,465,478
Capital Markets Total		4,180,785

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 6.4%
Comerica, Inc.	33,300	1,226,439
Fifth Third Bancorp.	50,673	622,771
PNC Financial Services Group, Inc.	39,112	2,209,828
SunTrust Banks, Inc.	65,500	1,526,150
Wells Fargo & Co.	87,031	2,227,994
Commercial Banks Total		7,813,182
Consumer Finance — 0.5%
American Express Co.	1,100	43,670
Discover Financial Services	37,177	519,734
Consumer Finance Total		563,404
Diversified Financial Services — 2.7%
Bank of America Corp.	86,960	1,249,615
Citigroup, Inc. (a)	292,700	1,100,552
JPMorgan Chase & Co.	26,950	986,640
Diversified Financial Services Total		3,336,807
Insurance — 2.6%
Hartford Financial Services Group, Inc.	6,300	139,419
Lincoln National Corp.	36,600	889,014
Prudential Financial, Inc.	22,310	1,197,155
Unum Group	28,512	618,710
XL Group PLC	22,730	363,907
Insurance Total		3,208,205
Real Estate Investment Trusts (REITs) — 0.8%
Host Hotels & Resorts, Inc.	22,000	296,560
Kimco Realty Corp.	46,000	618,240
Real Estate Investment Trusts (REITs) Total		914,800
FINANCIALS TOTAL		20,017,183
HEALTH CARE — 12.2%
Biotechnology — 0.9%
Genzyme Corp. (a)	22,100	1,122,017
Biotechnology Total		1,122,017
Health Care Equipment & Supplies — 0.9%
Hospira, Inc. (a)	18,100	1,039,845
Health Care Equipment & Supplies Total		1,039,845
Health Care Providers & Services — 3.0%
AmerisourceBergen Corp.	37,052	1,176,401
CIGNA Corp.	15,630	485,468
Coventry Health Care, Inc. (a)	7,800	137,904
Humana, Inc. (a)	18,938	864,898

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Medco Health Solutions, Inc. (a)	18,620	1,025,590
Health Care Providers & Services Total		3,690,261
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc. (a)	15,569	763,659
Life Sciences Tools & Services Total		763,659
Pharmaceuticals — 6.8%
Abbott Laboratories	94,200	4,406,676
Johnson & Johnson	59,978	3,542,301
Merck & Co., Inc.	11,014	385,159
Pharmaceuticals Total		8,334,136
HEALTH CARE TOTAL		14,949,918
INDUSTRIALS — 11.1%
Aerospace & Defense — 2.3%
Boeing Co.	11,000	690,250
Lockheed Martin Corp.	10,757	801,397
United Technologies Corp.	19,879	1,290,346
Total Aerospace & Defense		2,781,993
Air Freight & Logistics — 1.2%
United Parcel Service, Inc., Class B	24,618	1,400,518
Air Freight & Logistics Total		1,400,518
Airlines — 0.2%
Southwest Airlines Co.	25,200	279,972
Airlines Total		279,972
Commercial Services & Supplies — 1.4%
Waste Management, Inc.	56,400	1,764,756
Commercial Services & Supplies Total		1,764,756
Industrial Conglomerates — 2.3%
General Electric Co.	133,349	1,922,893
Textron, Inc.	13,000	220,610
Tyco International Ltd.	19,510	687,337
Industrial Conglomerates Total		2,830,840
Machinery — 3.5%
Bucyrus International, Inc.	7,270	344,961
Dover Corp.	54,190	2,264,600
Illinois Tool Works, Inc.	16,407	677,281
Parker Hannifin Corp.	18,280	1,013,809
Machinery Total		4,300,651

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 0.2%
Norfolk Southern Corp.	4,000	212,200
Road & Rail Total		212,200
INDUSTRIALS TOTAL		13,570,930
INFORMATION TECHNOLOGY — 20.8%
Communications Equipment — 4.7%
Cisco Systems, Inc. (a)	271,165	5,778,526
Communications Equipment Total		5,778,526
Computers & Peripherals — 7.8%
Apple, Inc. (a)	11,384	2,863,417
EMC Corp. (a)	137,399	2,514,402
Hewlett-Packard Co.	46,400	2,008,192
Teradata Corp. (a)	69,600	2,121,408
Computers & Peripherals Total		9,507,419
Electronic Equipment, Instruments & Components — 0.2%
Molex, Inc.	14,700	268,128
Electronic Equipment, Instruments & Components Total		268,128
Internet Software & Services — 0.8%
Akamai Technologies, Inc. (a)	21,170	858,867
Google, Inc., Class A (a)	200	88,990
Internet Software & Services Total		947,857
IT Services — 2.7%
International Business Machines Corp.	21,015	2,594,932
MasterCard, Inc., Class A	3,828	763,801
IT Services Total		3,358,733
Semiconductors & Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc. (a)	8,500	62,220
Intel Corp.	900	17,505
Micron Technology, Inc. (a)	12,800	108,672
Texas Instruments, Inc.	32,470	755,902
Semiconductors & Semiconductor Equipment Total		944,299
Software — 3.8%
Microsoft Corp.	201,739	4,642,014
Software Total		4,642,014
INFORMATION TECHNOLOGY TOTAL		25,446,976
MATERIALS — 2.5%
Chemicals — 1.2%
Celanese Corp., Series A	20,887	520,295
Dow Chemical Co.	15,400	365,288

5

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
PPG Industries, Inc.	10,027	605,731
Chemicals Total		1,491,314
Containers & Packaging — 0.1%
Owens-Illinois, Inc. (a)	2,500	66,125
Containers & Packaging Total		66,125
Metals & Mining — 0.8%
Cliffs Natural Resources, Inc.	12,550	591,858
Freeport-McMoRan Copper & Gold, Inc.	300	17,739
Newmont Mining Corp.	6,200	382,788
Metals & Mining Total		992,385
Paper & Forest Products — 0.4%
International Paper Co.	20,061	453,981
Paper & Forest Products Total		453,981
MATERIALS TOTAL		3,003,805
TELECOMMUNICATION SERVICES — 1.6%
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	45,533	1,101,443
Diversified Telecommunication Services Total		1,101,443
Wireless Telecommunication Services — 0.7%
MetroPCS Communications, Inc. (a)	50,600	414,414
NII Holdings, Inc. (a)	9,291	302,144
Sprint Nextel Corp. (a)	44,600	189,104
Wireless Telecommunication Services Total		905,662
TELECOMMUNICATION SERVICES TOTAL		2,007,105
UTILITIES — 1.8%
Electric Utilities — 0.2%
Pepco Holdings, Inc.	15,300	239,904
Electric Utilities Total		239,904
Multi-Utilities — 1.6%
NiSource, Inc.	11,700	169,650
PG&E Corp.	22,978	944,396
Public Service Enterprise Group, Inc.	26,228	821,723
Multi-Utilities Total		1,935,769
UTILITIES TOTAL		2,175,673

Total Common Stocks (cost of $70,980,085)		122,142,525

6

	Par ($)	Value ($)
Short-Term Obligation — 0.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due 07/01/10 at 0.000%, collateralized by a U.S. Government Agency obligation maturing 12/14/12, market value $366,750 (repurchase proceeds $355,000)	355,000	355,000

Total Short-Term Obligation (cost of $355,000)		355,000

Total Investments — 100.1% (cost of $71,335,085)(b)(c)		122,497,525

Other Assets & Liabilities, Net — (0.1)%		(78,402)

Net Assets — 100.0%		122,419,123

Notes to Investment Portfolio:

*      Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$122,142,525	$—	$—	$122,142,525
Total Short-Term Obligation	—	355,000	—	355,000
Total Investments	$122,142,525	$355,000	$—	$122,497,525

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $71,335,085.
(c)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$52,123,259	$(960,819)	$51,162,440

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO

June 30, 2010 (Unaudited)	Columbia Bond Fund

		Par ($)	Value ($)*
Mortgage-Backed Securities — 32.7%
Federal Home Loan Mortgage Corporation
	5.000% 03/01/21	59,417	63,609
	5.390% 05/01/39 (07/01/10) (a)(b)	4,429,024	4,722,005
	5.586% 08/01/37 (07/01/10) (a)(b)	1,939,381	2,063,739
	5.639% 06/01/37 (07/01/10) (a)(b)	1,625,527	1,731,707
	5.721% 06/01/36 (07/01/10) (a)(b)	2,430,410	2,581,143
	6.000% 02/01/39	1,623,341	1,764,125
	7.000% 12/01/35	1,064,966	1,189,485
Federal National Mortgage Association
	4.000% 10/01/39	1,949,823	1,977,343
	4.000% 12/01/39	1,582,604	1,604,942
	4.500% 02/01/39	6,249,668	6,489,108
	4.500% 11/01/39	2,926,866	3,039,001
	4.500% 03/01/40	19,914,486	20,674,347
	4.500% 04/01/40	14,443,059	14,994,151
	4.500% 04/01/40 (c)	1,991,361	2,067,344
	4.500% 06/01/40 (c)	6,487,750	6,735,298
	4.760% 09/01/19	1,571,029	1,704,994
	4.770% 06/01/19	1,624,334	1,768,622
	5.457% 10/01/37 (07/01/10) (a)(b)	881,961	936,853
	5.500% 06/01/35	421,009	453,006
	6.000% 05/01/37	4,638,152	5,039,207
	6.000% 05/01/38	7,233,370	7,858,830
	6.000% 07/01/38	8,397,419	9,123,532
	6.000% 08/01/38	13,522,953	14,683,813
	6.000% 12/01/38	4,127,577	4,481,904
	6.500% 02/01/13	53,570	58,245
	7.500% 10/01/29	48,278	54,994
	TBA:
	5.000% 07/01/40 (c)	55,350,000	58,558,584
	5.500% 08/01/40 (c)	27,250,000	29,157,500
Government National Mortgage Association
	4.375% 04/20/28 (07/01/10) (a)(b)	9,489	9,806
	4.375% 06/20/28 (07/01/10) (a)(b)	76,329	78,875
	4.500% 07/20/33	1,181,474	1,243,553
	4.500% 09/15/33	565,659	594,066
	4.500% 07/15/39	8,494,114	8,867,590
	4.500% 02/15/40	3,973,014	4,147,703
	6.000% 03/20/28	177,347	196,306
	6.500% 05/15/23	1,364	1,509
	6.500% 05/15/28	81,930	92,071

1

		Par ($)	Value ($)*
Mortgage-Backed Securities — (continued)
	6.500% 06/15/28	38,506	43,272
	6.500% 12/15/31	66,094	74,028
	6.500% 04/15/32	21,720	24,205
	7.000% 05/15/29	103,941	118,138
	7.500% 03/15/28	43,382	49,365
	8.000% 10/15/17	92,679	102,515
	8.000% 01/15/30	165,862	192,574
	8.500% 06/15/17	210,058	235,399
	8.500% 11/15/17	77,875	85,444
	8.500% 12/15/17	365,938	401,506
	9.000% 12/15/17	334,482	370,779
	9.000% 06/15/30	27,238	31,971
	9.500% 11/15/17	302,316	339,034

	Total Mortgage-Backed Securities (cost of $219,088,641)		222,877,140

Corporate Fixed-Income Bonds & Notes — 25.3%
BASIC MATERIALS — 1.9%
Chemicals — 1.0%
Dow Chemical Co.
	5.900% 02/15/15	2,155,000	2,355,040
	8.550% 05/15/19	1,995,000	2,442,105
	9.400% 05/15/39	200,000	278,158
Lubrizol Corp.
	8.875% 02/01/19	1,400,000	1,752,050
Chemicals Total			6,827,353
Iron/Steel — 0.7%
ArcelorMittal
	7.000% 10/15/39	190,000	200,689
	9.850% 06/01/19	785,000	980,968
Nucor Corp.
	5.000% 06/01/13	900,000	980,715
	5.850% 06/01/18	2,385,000	2,733,026
Iron/Steel Total			4,895,398
Metals & Mining — 0.2%
Vale Overseas Ltd.
	6.875% 11/21/36	1,145,000	1,193,675
Metals & Mining Total			1,193,675
BASIC MATERIALS TOTAL			12,916,426

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — 4.2%
Media — 2.2%
Comcast Cable Holdings LLC
	9.800% 02/01/12	2,600,000	2,908,755
Comcast Corp.
	5.850% 11/15/15	2,460,000	2,780,496
	6.950% 08/15/37	125,000	142,191
News America, Inc.
	6.400% 12/15/35	695,000	756,395
Time Warner Cable, Inc.
	3.500% 02/01/15	5,540,000	5,663,326
	5.000% 02/01/20	150,000	153,396
	5.850% 05/01/17	550,000	603,873
Time Warner Companies., Inc.
	7.250% 10/15/17	593,000	706,833
Time Warner, Inc.
	6.500% 11/15/36	1,015,000	1,103,879
Media Total			14,819,144
Telecommunication Services — 2.0%
AT&T, Inc.
	5.500% 02/01/18	1,850,000	2,045,793
	6.550% 02/15/39	600,000	672,055
BellSouth Corp.
	5.200% 09/15/14	2,460,000	2,733,550
British Telecommunications PLC
	5.950% 01/15/18	3,735,000	3,895,037
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	480,000	538,150
	8.500% 11/15/18	600,000	780,083
Deutsche Telekom International Finance, Multi-Coupon Bond
	8.750% 06/15/30	500,000	645,848
Telefonica Emisiones SAU
	6.421% 06/20/16	2,000,000	2,193,794
Telecommunication Services Total			13,504,310
COMMUNICATIONS TOTAL			28,323,454
CONSUMER CYCLICAL — 0.2%
Retail — 0.2%
CVS Pass-Through Trust
	8.353% 07/10/31 (d)	1,250,599	1,516,176

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
McDonald’s Corp.
	5.000% 02/01/19	200,000	222,824
Retail Total			1,739,000
CONSUMER CYCLICAL TOTAL			1,739,000
CONSUMER NON-CYCLICAL — 3.4%
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
	7.200% 01/15/14 (d)	550,000	632,409
	7.750% 01/15/19 (d)	700,000	849,634
	8.000% 11/15/39 (d)	635,000	829,734
Beverages Total			2,311,777
Food — 2.2%
Campbell Soup Co.
	4.500% 02/15/19	715,000	778,819
ConAgra Foods, Inc.
	7.000% 10/01/28	1,300,000	1,529,223
General Mills, Inc.
	5.200% 03/17/15	1,660,000	1,862,108
Kraft Foods, Inc.
	4.125% 02/09/16	6,605,000	6,971,412
Kroger Co.
	3.900% 10/01/15	3,785,000	3,992,702
Food Total			15,134,264
Healthcare Services — 0.5%
Roche Holdings, Inc.
	6.000% 03/01/19 (d)	2,200,000	2,562,765
WellPoint, Inc.
	7.000% 02/15/19	635,000	753,210
Healthcare Services Total			3,315,975
Household Products/Wares — 0.1%
Fortune Brands, Inc.
	5.125% 01/15/11	750,000	764,409
Household Products/Wares Total			764,409
Pharmaceuticals — 0.2%
Novartis Securities Investment Ltd.
	5.125% 02/10/19	1,300,000	1,455,280
Pharmaceuticals Total			1,455,280
CONSUMER NON-CYCLICAL TOTAL			22,981,705

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — 2.8%
Oil & Gas — 1.4%
Anadarko Petroleum Corp.
	6.200% 03/15/40	480,000	379,767
Canadian Natural Resources Ltd.
	6.250% 03/15/38	520,000	568,472
Devon Energy Corp.
	6.300% 01/15/19	485,000	561,865
Hess Corp.
	7.300% 08/15/31	660,000	778,673
Marathon Oil Corp.
	7.500% 02/15/19	356,000	426,884
Nexen, Inc.
	5.650% 05/15/17	1,000,000	1,085,386
	7.500% 07/30/39	445,000	521,513
Shell International Finance BV
	5.500% 03/25/40	1,915,000	2,039,351
Talisman Energy, Inc.
	5.850% 02/01/37	1,000,000	1,039,394
	7.750% 06/01/19	1,579,000	1,938,510
Oil & Gas Total			9,339,815
Oil & Gas Services — 0.6%
Halliburton Co.
	5.900% 09/15/18	400,000	428,082
Smith International, Inc.
	9.750% 03/15/19	925,000	1,259,027
Weatherford International Ltd.
	5.150% 03/15/13	2,175,000	2,278,543
Oil & Gas Services Total			3,965,652
Pipelines — 0.8%
Energy Transfer Partners LP
	6.000% 07/01/13	230,000	249,626
Kinder Morgan Energy Partners LP
	6.500% 09/01/39	120,000	123,661
	6.950% 01/15/38	750,000	796,983
Plains All American Pipeline LP/PAA Finance Corp.
	5.750% 01/15/20	150,000	154,995
	6.650% 01/15/37	750,000	749,053
	8.750% 05/01/19	865,000	1,032,508
Southern Natural Gas Co.
	8.000% 03/01/32	895,000	1,014,141
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/15) (a)(b)	210,000	187,162

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
	7.625% 01/15/39	1,000,000	1,277,519
Pipelines Total			5,585,648
ENERGY TOTAL			18,891,115
FINANCIALS — 8.0%
Banks — 4.6%
Bank of New York Mellon Corp.
	5.450% 05/15/19	2,145,000	2,394,684
Barclays Bank PLC
	3.900% 04/07/15	1,270,000	1,282,492
	5.000% 09/22/16	825,000	846,242
Capital One Capital IV
	6.745% 02/17/37 (02/17/32) (a)(b)	695,000	580,325
Capital One Capital V
	10.250% 08/15/39	1,200,000	1,266,000
Capital One Financial Corp.
	5.700% 09/15/11	1,585,000	1,648,858
	7.375% 05/23/14	290,000	331,602
Citigroup, Inc.
	6.010% 01/15/15	395,000	414,309
	8.125% 07/15/39	2,590,000	3,089,810
Comerica Bank
	5.200% 08/22/17	660,000	675,690
	5.750% 11/21/16	250,000	266,672
Discover Bank/Greenwood DE
	8.700% 11/18/19	2,380,000	2,642,262
Discover Financial Services
	10.250% 07/15/19	445,000	529,615
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	105,000	104,943
JPMorgan Chase Capital XX
	6.550% 09/29/36	1,460,000	1,395,877
JPMorgan Chase Capital XXII
	6.450% 02/02/37	1,425,000	1,345,092
JPMorgan Chase Capital XXIII
	1.436% 05/15/47 (08/16/10) (a)(b)	310,000	226,799
KeyBank NA
	5.800% 07/01/14	750,000	800,702
Keycorp
	6.500% 05/14/13	1,170,000	1,279,829

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Lloyds TSB Bank PLC
	4.375% 01/12/15 (d)	4,015,000	3,868,288
Merrill Lynch & Co., Inc.
	5.700% 05/02/17	500,000	501,511
National City Corp.
	4.900% 01/15/15	575,000	619,824
Northern Trust Corp.
	5.500% 08/15/13	2,005,000	2,230,879
PNC Funding Corp.
	3.625% 02/08/15	1,060,000	1,091,116
	5.125% 02/08/20	1,610,000	1,674,104
Banks Total			31,107,525
Diversified Financial Services — 0.8%
Eaton Vance Corp.
	6.500% 10/02/17	125,000	142,151
ERAC USA Finance LLC
	2.750% 07/01/13 (c)(d)	1,540,000	1,544,734
	5.250% 10/01/20 (c)(d)	1,425,000	1,439,984
International Lease Finance Corp.
	4.875% 09/01/10	1,887,000	1,877,565
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13 (e)	1,505,000	304,762
Diversified Financial Services Total			5,309,196
Insurance — 1.8%
CNA Financial Corp.
	5.850% 12/15/14	424,000	439,263
	7.350% 11/15/19	841,000	893,684
ING Groep NV
	5.775% 12/29/49 (12/08/15) (a)(b)	1,515,000	1,068,075
Liberty Mutual Group, Inc.
	7.500% 08/15/36 (d)	855,000	844,298
	10.750% 06/15/58 (b)(d)	1,310,000	1,414,800
Lincoln National Corp.
	8.750% 07/01/19	1,580,000	1,936,429
MetLife Capital Trust X
	9.250% 04/08/38 (b)(d)	710,000	766,800
MetLife, Inc.
	10.750% 08/01/39	1,165,000	1,384,637
Prudential Financial, Inc.
	7.375% 06/15/19	1,045,000	1,210,063
Transatlantic Holdings, Inc.
	8.000% 11/30/39	1,040,000	1,050,019

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Unum Group
	7.125% 09/30/16	1,210,000	1,329,488
Insurance Total			12,337,556
Real Estate Investment Trusts (REITs) — 0.8%
Brandywine Operating Partnership LP
	7.500% 05/15/15	1,435,000	1,564,698
Duke Realty LP
	7.375% 02/15/15	755,000	837,441
	8.250% 08/15/19	2,922,600	3,386,118
Real Estate Investment Trusts (REITs) Total			5,788,257
FINANCIALS TOTAL			54,542,534
INDUSTRIALS — 1.9%
Aerospace & Defense — 0.2%
Embraer Overseas Ltd.
	6.375% 01/15/20	1,125,000	1,154,475
Aerospace & Defense Total			1,154,475
Machinery — 0.0%
Caterpillar Financial Services Corp.
	4.850% 12/07/12	265,000	286,366
Machinery Total			286,366
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.
	8.250% 12/15/38	1,135,000	1,655,023
Machinery-Construction & Mining Total			1,655,023
Miscellaneous Manufacturing — 0.3%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	1,130,000	1,400,054
Tyco International Ltd./Tyco International Finance SA
	6.875% 01/15/21	335,000	402,270
Miscellaneous Manufacturing Total			1,802,324
Transportation — 1.2%
BNSF Funding Trust I
	6.613% 12/15/55 (01/15/26) (a)(b)	1,320,000	1,257,300
Burlington Northern Santa Fe Corp.
	6.750% 07/15/11	805,000	847,957
CSX Corp.
	6.250% 04/01/15	2,460,000	2,829,155

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Union Pacific Corp.
	7.875% 01/15/19	2,725,000	3,469,217
Transportation Total			8,403,629
INDUSTRIALS TOTAL			13,301,817
TECHNOLOGY — 0.5%
Networking Products — 0.2%
Cisco Systems, Inc.
	5.500% 01/15/40	175,000	183,419
	5.900% 02/15/39	830,000	922,600
Networking Products Total			1,106,019
Office/Business Equipment — 0.1%
Xerox Corp.
	6.400% 03/15/16	950,000	1,067,793
Office/Business Equipment Total			1,067,793
Software — 0.2%
Oracle Corp.
	6.500% 04/15/38	1,060,000	1,286,262
Software Total			1,286,262
TECHNOLOGY TOTAL			3,460,074
UTILITIES — 2.4%
Electric — 1.9%
Commonwealth Edison Co.
	5.950% 08/15/16	1,000,000	1,142,803
Duke Energy Carolinas LLC
	5.100% 04/15/18	1,000,000	1,107,820
	5.250% 01/15/18	2,000,000	2,243,402
Georgia Power Co.
	5.700% 06/01/17	1,185,000	1,351,157
Niagara Mohawk Power Corp.
	4.881% 08/15/19 (d)	815,000	859,581
Nisource Finance Corp.
	5.250% 09/15/17	685,000	705,433
Oncor Electric Delivery Co.
	5.950% 09/01/13	750,000	825,840
Pacific Gas & Electric Co.
	5.625% 11/30/17	1,665,000	1,876,157
Peco Energy Co.
	5.350% 03/01/18	2,175,000	2,442,525
Xcel Energy, Inc.
	4.700% 05/15/20	580,000	603,517
Electric Total			13,158,235

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Gas — 0.5%
Atmos Energy Corp.
	6.350% 06/15/17	500,000	556,089
	8.500% 03/15/19	800,000	1,005,456
Nakilat, Inc.
	6.067% 12/31/33 (d)	1,030,000	1,003,992
Sempra Energy
	6.500% 06/01/16	415,000	476,212
Gas Total			3,041,749
UTILITIES TOTAL			16,199,984

	Total Corporate Fixed-Income Bonds & Notes (cost of $160,548,832)		172,356,109

Commercial Mortgage-Backed Securities — 19.8%
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	895,000	942,700
	4.830% 08/15/38	925,000	969,991
	4.933% 02/13/42 (07/01/10) (a)(b)	2,290,000	2,421,359
	5.201% 12/11/38	885,000	905,174
	5.471% 01/12/45 (07/01/10) (a)(b)	725,000	750,153
	5.518% 09/11/41	5,000,000	5,280,504
	5.537% 10/12/41	4,625,000	4,853,598
	5.540% 09/11/41	765,000	798,042
	5.742% 09/11/42 (07/01/10) (a)(b)	1,880,000	1,962,258
	5.907% 06/11/40 (07/01/10) (a)(b)	3,000,000	3,052,841
	6.480% 02/15/35	6,307,534	6,442,405
Chase Commercial Mortgage Securities Corp.
	6.484% 02/12/16 (07/01/10) (a)(b)(d)	4,350,165	4,459,917
Credit Suisse First Boston Mortgage Securities Corp.
	6.006% 11/15/36 (07/01/10) (a)(b)(d)	1,000,000	850,124
Credit Suisse Mortgage Capital Certificates
	5.912% 06/15/39 (07/01/10) (a)(b)	2,685,000	2,559,152
	6.019% 06/15/38 (07/01/10) (a)(b)	2,735,000	2,892,104
GE Capital Commercial Mortgage Corp.
	6.734% 01/15/33 (b)	6,775,000	6,848,946
GMAC Commercial Mortgage Securities, Inc.
	5.659% 05/10/40 (07/01/10) (a)(b)	1,060,000	1,147,997

10

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	7.212% 05/15/33 (07/01/10) (a)(b)	477,089	476,862
Greenwich Capital Commercial Funding Corp.
	5.317% 06/10/36 (07/01/10) (a)(b)	6,954,000	7,433,413
	6.085% 07/10/38 (07/01/10) (a)(b)	1,065,000	1,113,226
GS Mortgage Securities Corp. II
	4.751% 07/10/39	1,050,000	1,086,295
	5.560% 11/10/39	6,130,000	6,220,032
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.440% 06/12/47	3,000,000	2,996,156
	5.552% 05/12/45	3,200,000	3,354,544
	6.068% 02/12/51	998,000	964,163
LB-UBS Commercial Mortgage Trust
	4.853% 09/15/31	4,315,000	4,536,621
	5.430% 02/15/40	2,035,000	2,041,152
	5.611% 04/15/41	925,034	962,485
	5.866% 09/15/45 (07/11/10) (a)(b)	3,125,000	3,148,319
Merrill Lynch Mortgage Trust
	4.747% 06/12/43 (07/01/10) (a)(b)	2,500,000	2,607,651
Morgan Stanley Capital I
	4.970% 12/15/41	4,315,000	4,584,626
	5.150% 06/13/41	4,795,000	5,116,218
	5.802% 06/11/42 (07/01/10) (a)(b)	1,000,000	1,047,589
	5.984% 08/12/41 (07/01/10) (a)(b)	3,083,000	3,301,794
Morgan Stanley Dean Witter Capital I
	4.740% 11/13/36	1,245,000	1,306,947
	4.920% 03/12/35	1,370,000	1,449,365
	5.080% 09/15/37	1,705,000	1,798,193
	5.980% 01/15/39	1,430,000	1,508,026
	6.390% 07/15/33	2,334,126	2,411,037
	7.500% 10/15/33 (b)	3,150,000	3,171,573
Wachovia Bank Commercial Mortgage Trust
	4.039% 10/15/41	2,775,681	2,791,441
	5.001% 07/15/41	2,725,689	2,760,668
	5.037% 03/15/42	1,861,315	1,954,270
	5.230% 07/15/41 (07/01/10) (a)(b)	3,905,000	3,975,071
	5.308% 11/15/48	1,600,000	1,656,611
	5.382% 10/15/44 (07/01/10) (a)(b)	3,990,000	4,269,365
	5.609% 03/15/45 (07/01/10) (a)(b)	1,905,000	1,738,701
	5.726% 06/15/45	436,540	437,862

11

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	5.765% 07/15/45 (07/01/10) (a)(b)	4,430,000	4,644,842
	5.997% 06/15/45	920,000	989,256

	Total Commercial Mortgage-Backed Securities (cost of $129,206,103)		134,991,639

Government & Agency Obligations — 14.7%
FOREIGN GOVERNMENT OBLIGATIONS — 1.4%
European Investment Bank
	3.000% 04/08/14	5,250,000	5,450,917
Pemex Project Funding Master Trust
	5.750% 03/01/18	1,000,000	1,047,586
Province of Quebec
	4.625% 05/14/18	2,500,000	2,730,740
Republic of Italy
	5.375% 06/12/17	660,000	690,767
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			9,920,010
U.S. GOVERNMENT AGENCIES — 1.6%
Resolution Funding Corp., STRIPS
	(f) 10/15/20	3,780,000	2,562,197
	(f) 01/15/21	7,010,000	4,691,618
	(f) 01/15/30	8,000,000	3,407,392
U.S. GOVERNMENT AGENCIES TOTAL			10,661,207
U.S. GOVERNMENT OBLIGATIONS — 11.7%
U.S. Treasury Bonds
	4.375% 11/15/39	1,394,000	1,504,866
	4.375% 05/15/40	1,510,000	1,633,156
	4.500% 02/15/36	14,500,000	16,017,976
	4.500% 05/15/38	1,435,000	1,582,760
	4.625% 02/15/40	1,240,000	1,393,837
	6.125% 11/15/27	2,700,000	3,553,875
	6.250% 05/15/30	1,000,000	1,352,500
U.S. Treasury Inflation Indexed Bonds
	2.375% 01/15/27	4,210,456	4,664,394
U.S. Treasury Inflation Indexed Note
	1.625% 01/15/18 (g)	7,580,552	7,990,372
U.S. Treasury Notes
	0.750% 05/31/12	3,080,000	3,088,901
	0.875% 01/31/12	19,355,000	19,457,814
	2.125% 05/31/15	990,000	1,007,018
	2.500% 04/30/15	4,095,000	4,240,565
	3.125% 01/31/17	3,620,000	3,786,010

12

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
U.S. Treasury STRIPS
	(f) 05/15/39	27,000,000	8,291,835
U.S. GOVERNMENT OBLIGATIONS TOTAL			79,565,879

	Total Government & Agency Obligations (cost of $93,000,330)		100,147,096

Asset-Backed Securities — 5.7%
Ally Auto Receivables Trust
	1.450% 05/15/14	700,000	702,969
American Express Credit Account Master Trust
	0.390% 02/15/13 (07/15/10) (a)(b)	2,640,000	2,639,957
AmeriCredit Automobile Receivables Trust
	0.970% 01/15/13	2,925,000	2,922,550
	1.710% 08/08/14	820,000	823,609
BMW Vehicle Lease Trust
	2.040% 04/15/11	582,748	583,543
Capital Auto Receivables Asset Trust
	4.460% 07/15/14	4,690,000	4,914,140
	5.210% 03/17/14	2,015,000	2,085,835
CarMax Auto Owner Trust
	1.000% 02/16/15	1,975,000	1,974,802
	5.270% 11/15/12	1,500,000	1,550,362
Chrysler Financial Auto Securitization Trust
	6.250% 05/08/14 (d)	1,580,000	1,643,172
Chrysler Financial Lease Trust
	1.780% 06/15/11 (d)	1,190,000	1,194,104
Citibank Credit Card Issuance Trust
	2.250% 12/23/14	2,860,000	2,910,985
	6.300% 06/20/14	130,000	138,905
	6.950% 02/18/14	455,000	486,535
CitiFinancial Auto Issuance Trust
	1.830% 11/15/12 (d)	1,226,839	1,230,663
Daimler Chrysler Auto Trust
	4.480% 08/08/14	920	956
Discover Card Master Trust
	0.877% 06/15/15 (09/15/10) (a)(b)	690,000	688,176
	1.000% 09/15/15 (07/15/10) (a)(b)	3,225,000	3,242,280
	1.650% 12/15/14 (07/15/10) (a)(b)	1,335,000	1,356,780
	1.650% 02/17/15 (07/15/10) (a)(b)	1,020,000	1,039,313

13

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Ford Credit Auto Owner Trust
	1.320% 06/15/14	1,500,000	1,507,239
Franklin Auto Trust
	5.360% 05/20/16	1,030,000	1,059,355
	7.160% 05/20/16 (d)	1,000,000	1,074,635
Harley-Davidson Motorcycle Trust
	5.230% 03/15/14	1,500,000	1,563,549
Volkswagen Auto Loan Enhanced Trust
	5.470% 03/20/13	1,600,000	1,657,664

	Total Asset-Backed Securities (cost of $38,461,194)		38,992,078

Municipal Bonds — 0.3%
CALIFORNIA — 0.3%
CA Los Angeles Unified School District
	Series 2009,
	5.750% 07/01/34	880,000	881,135
CA State
	Series 2009,
	7.550% 04/01/39	955,000	1,040,922
CALIFORNIA TOTAL			1,922,057

	Total Municipal Bonds (cost of $1,899,304)		1,922,057

Collateralized Mortgage Obligation — 0.1%
AGENCY — 0.1%
Federal Home Loan Mortgage Corporation
	6.500% 07/15/31	1,104,298	1,137,211
AGENCY TOTAL			1,137,211

	Total Collateralized Mortgage Obligation (cost of $1,144,951)		1,137,211

Short-Term Obligation — 14.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due 07/01/10 at 0.000%, collateralized by a U.S. Government Agency obligation maturing 11/23/11, market value $98,625,488 (repurchase proceeds $96,691,000)	96,691,000	96,691,000

	Total Short-Term Obligation (cost of $96,691,000)		96,691,000

	Total Investments — 112.8% (cost of $740,040,355)(h)(i)		769,114,330

14

Other Assets & Liabilities, Net — (12.8)%	(87,550,094)

Net Assets — 100.0%	681,564,236

Notes to Investment Portfolio:

*      Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Asset-backed and Mortgage-backed Securities are generally valued by pricing services, which utilize pricing models that incorporate the securities cash flow and loan performance data.  These models also take into account available market data, including trade, market quotations, and benchmark yield curves for identical or similar securities.  Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life.  Asset-backed and Mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Credit default swap contracts are marked to market daily based upon spread quotations from market makers.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

15

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Mortgage-Backed Securities	$87,716,084	$135,161,056	$—	$222,877,140
Total Corporate Fixed-Income Bonds & Notes	—	172,356,109	—	172,356,109
Total Commercial Mortgage-Backed Securities	—	134,991,639	—	134,991,639
Government & Agency Obligations
Foreign Government Obligations	—	9,920,010	—	9,920,010
U.S. Government Agencies	—	10,661,207	—	10,661,207
U.S. Government Obligations	79,565,879	—	—	79,565,879
Total Government & Agency Obligations	79,565,879	20,581,217	—	100,147,096
Total Asset-Backed Securities	—	38,992,078	—	38,992,078
Total Municipal Bonds	—	1,922,057	—	1,922,057
Total Collateralized Mortgage Obligation	—	1,137,211	—	1,137,211
Total Short-Term Obligation	—	96,691,000	—	96,691,000
Total Investments	167,281,963	601,832,367	—	769,114,330
Unrealized Depreciation on Futures Contracts	(1,015,469)	—	—	(1,015,469)
Value of Credit Default Swap Contracts - Depreciation	—	(42,253)	—	(42,253)
Value of Credit Default Swap Contracts - Appreciation	—	204,803	—	204,803
Total	$166,266,494	$601,994,917	$—	$768,261,411

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers between Levels 1 and 2 during the period.

(a)	Parenthetical date represents the next interest rate reset date for the security.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2010.
(c)	Security purchased on a delayed delivery basis.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities, which are not illiquid, amounted to $28,585,810, which represents 4.2% of net assets.

(e)

The issuer has filed for bankruptcy protection under Chapter 11and is in default of certain debt covenants. Income is not being accrued. At June 30, 2010, the value of this security amounted to $304,762 which represents less than 0.1% of net assets.

(f)	Zero coupon bond.

16

(g)	A portion of this security is held as collateral for open futures contracts. At June 30, 2010, the total market value of the security pledged amounted to $1,159,468.
(h)	Cost for federal income tax purposes is $740,040,355.
(i)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$31,533,830	$(2,459,855)	$29,073,975

At June 30, 2010, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	D.R. Horton, Inc.	Buy	1.000%	03/20/15	$4,500,000	$188,990	$179,910
Barclays Capital	The Home Depot, Inc.	Buy	1.000%	03/20/15	3,100,000	(14,716)	(37,118)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	06/20/15	2,000,000	82,133	10,384
Morgan Stanley	Limited Brands, Inc.	Buy	1.000%	03/20/15	2,200,000	103,715	14,509
Morgan Stanley	The Home Depot, Inc.	Buy	1.000%	03/20/15	550,000	(4,164)	(5,135)
							$162,550

At June 30, 2010, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Risk Exposure/Type	Contracts	Value	Face Value	Date	Depreciation
Interest Rate Risk
10 Year U.S. Treasury Notes	577	$70,709,547	$69,694,078	Sept-2010	$(1,015,469)

Acronym	Name

STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

17

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia Emerging Markets Fund

	Shares	Value ($)*
Common Stocks — 94.1%
CONSUMER DISCRETIONARY — 11.8%
Auto Components — 2.5%
Hankook Tire Co. Ltd.	86,400	1,959,317
Hyundai Mobis	29,870	5,002,526
Nokian Renkaat Oyj	74,385	1,821,730
Auto Components Total		8,783,573
Automobiles — 1.6%
Hero Honda Motors Ltd.	63,415	2,773,612
PT Astra International Tbk	540,000	2,842,544
Automobiles Total		5,616,156
Distributors — 0.6%
Li & Fung Ltd.	432,000	1,939,361
Distributors Total		1,939,361
Hotels, Restaurants & Leisure — 0.7%
Ctrip.com International Ltd., ADR (a)	32,705	1,228,400
Shangri-La Asia Ltd.	572,000	1,065,755
Hotels, Restaurants & Leisure Total		2,294,155
Household Durables — 1.1%
MRV Engenharia e Participacoes SA	242,100	1,704,760
Woongjin Coway Co., Ltd.	63,960	2,138,188
Household Durables Total		3,842,948
Leisure Equipment & Products — 0.6%
Giant Manufacturing Co., Ltd.	632,800	1,915,839
Leisure Equipment & Products Total		1,915,839
Media — 0.7%
Naspers Ltd.	73,561	2,472,377
Media Total		2,472,377
Multiline Retail — 1.6%
Clicks Group Ltd.	405,300	1,782,787
Golden Eagle Retail Group Ltd.	1,192,000	2,500,805
PK Ramayana Lestari Sentosa Tbk	12,079,000	1,270,715
Multiline Retail Total		5,554,307
Specialty Retail — 1.7%
Belle International Holdings Ltd.	2,143,000	3,043,740
Home Product Center PCL, Foreign Registered Shares	9,188,400	2,014,129
PT Ace Hardware Indonesia Tbk	4,642,500	916,165
Specialty Retail Total		5,974,034
Textiles, Apparel & Luxury Goods — 0.7%
China Lilang Ltd.	821,000	918,655

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Ports Design Ltd.	631,000	1,607,662
Textiles, Apparel & Luxury Goods Total		2,526,317
CONSUMER DISCRETIONARY TOTAL		40,919,067
CONSUMER STAPLES — 5.2%
Food & Staples Retailing — 3.6%
BIM Birlesik Magazalar AS	140,444	3,880,605
CP ALL PCL	1,179,300	1,037,876
Drogasil SA	125,100	2,391,108
Eurocash SA	306,600	1,952,253
Grupo Comercial Chedraui SA de CV (a)	526,900	1,377,032
Magnit OAO, GDR (b)(c)	113,919	1,969,660
Food & Staples Retailing Total		12,608,534
Personal Products — 0.6%
Hypermarcas SA (a)	158,800	2,039,326
Personal Products Total		2,039,326
Tobacco — 1.0%
PT Gudang Garam Tbk	385,000	1,435,423
ITC Ltd.	290,359	1,897,027
Tobacco Total		3,332,450
CONSUMER STAPLES TOTAL		17,980,310
ENERGY — 8.4%
Oil, Gas & Consumable Fuels — 8.4%
PT Adaro Energy Tbk	4,246,500	921,546
Cairn India Ltd. (a)	322,800	2,091,378
China Shenhua Energy Co., Ltd., Class H	704,000	2,553,286
CNOOC Ltd.	1,668,000	2,834,967
LUKOIL OAO, ADR	139,600	7,189,400
OGX Petroleo e Gas Participacoes SA (a)	415,900	3,852,547
PT Tambang Batubara Bukit Asam Tbk	1,041,000	1,964,012
Rosneft Oil Co., GDR	551,201	3,406,422
Yanzhou Coal Mining Co., Ltd., Class H	2,234,000	4,302,546
Oil, Gas & Consumable Fuels Total		29,116,104
ENERGY TOTAL		29,116,104
FINANCIALS — 25.5%
Commercial Banks — 18.2%
Banco Bradesco SA, ADR	115,115	1,825,724
Banco Santander Chile, ADR	21,221	1,423,717

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Bangkok Bank PCL, Foreign Registered Shares	794,900	3,030,682
Bank of China Ltd., Class H	9,145,000	4,613,553
Bank Rakyat Indonesia	2,598,500	2,624,590
China Construction Bank Corp., Class H	4,807,000	3,868,432
CIMB Group Holdings Bhd	1,648,500	3,551,193
HDFC Bank Ltd., ADR	24,425	3,492,042
ICICI Bank Ltd., ADR	72,428	2,617,548
Industrial & Commercial Bank of China, Class H	6,310,000	4,589,763
Itau Unibanco Holding SA, ADR	453,900	8,174,739
Kasikornbank PCL, Foreign Registered Shares	884,300	2,453,397
PT Bank Central Asia Tbk	4,983,500	3,221,415
Punjab National Bank Ltd.	98,570	2,202,241
Sberbank	1,145,250	2,746,849
Shinhan Financial Group Co., Ltd.	65,720	2,420,379
Standard Bank Group Ltd.	181,250	2,397,580
Turkiye Garanti Bankasi AS	828,535	3,432,659
Turkiye Halk Bankasi AS	259,010	1,907,864
Union Bank of India	414,210	2,717,698
Commercial Banks Total		63,312,065
Diversified Financial Services — 2.7%
AMMB Holdings Bhd	1,601,900	2,456,750
BM&F BOVESPA SA	497,600	3,197,873
Bolsa Mexicana de Valores SA de CV	923,200	1,450,503
Metro Pacific Investments Corp. (a)	37,485,000	2,214,981
Diversified Financial Services Total		9,320,107
Insurance — 2.6%
Amil Participacoes SA	259,200	2,103,756
China Life Insurance Co., Ltd., Class H	1,196,000	5,246,576
China Pacific Insurance Group Co., Ltd., Class H	397,736	1,568,055
Insurance Total		8,918,387
Real Estate Management & Development — 2.0%
Ayala Land, Inc.	5,821,100	1,645,048
China Overseas Land & Investment Ltd.	1,209,440	2,252,893
China Vanke Co., Ltd., Class B	1,375,080	1,435,482

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
SM Prime Holdings, Inc.	6,811,000	1,585,253
Real Estate Management & Development Total		6,918,676
FINANCIALS TOTAL		88,469,235
HEALTH CARE — 2.4%
Health Care Equipment & Supplies — 0.8%
St Shine Optical Co., Ltd.	115,000	916,625
Top Glove Corp. Bhd	420,900	1,779,334
Health Care Equipment & Supplies Total		2,695,959
Health Care Providers & Services — 1.0%
Fleury SA (a)	153,400	1,698,873
Odontoprev SA	42,400	1,477,540
Sinopharm Group Co., Class H	116,370	424,320
Health Care Providers & Services Total		3,600,733
Pharmaceuticals — 0.6%
Pharmstandard, Series S, GDR (b)(c)	38,215	840,730
PT Kalbe Farma Tbk	5,705,000	1,309,200
Pharmaceuticals Total		2,149,930
HEALTH CARE TOTAL		8,446,622
INDUSTRIALS — 5.6%
Airlines — 1.3%
Copa Holdings SA, Class A	47,156	2,085,239
Turk Hava Yollari A.O. (a)	1,000,132	2,456,395
Airlines Total		4,541,634
Construction & Engineering — 0.6%
CTCI Corp.	2,272,000	2,225,404
Construction & Engineering Total		2,225,404
Electrical Equipment — 1.5%
Harbin Electric, Inc. (a)	102,296	1,703,228
LS Cable Ltd.	19,257	1,385,039
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,076,000	2,277,055
Electrical Equipment Total		5,365,322
Road & Rail — 1.4%
All America Latina Logistica SA	226,300	1,780,310
Globaltrans Investment PLC, GDR (b)(c)	137,100	1,959,159
Julio Simoes Logistica SA (a)	225,000	1,022,161
Road & Rail Total		4,761,630

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Transportation Infrastructure — 0.8%
China Merchants Holdings International Co., Ltd.	194,000	642,411
Cia de Concessoes Rodoviarias	95,000	1,967,368
Transportation Infrastructure Total		2,609,779
INDUSTRIALS TOTAL		19,503,769
INFORMATION TECHNOLOGY — 14.4%
Communications Equipment — 0.6%
O-Net Communications Group Ltd. (a)	4,790,000	2,146,823
Communications Equipment Total		2,146,823
Computers & Peripherals — 0.1%
Wistron Corp.	130,000	190,774
Computers & Peripherals Total		190,774
Electronic Equipment, Instruments & Components — 3.0%
HON HAI Precision Industry Co., Ltd.	1,982,099	6,961,373
WPG Holdings Co., Ltd.	1,840,000	3,396,626
Electronic Equipment, Instruments & Components Total		10,357,999
Internet Software & Services — 1.8%
Baidu, Inc., ADR (a)	15,982	1,088,055
NHN Corp. (a)	14,653	2,180,689
Tencent Holdings Ltd.	176,300	2,907,258
Internet Software & Services Total		6,176,002
IT Services — 1.7%
Infosys Technologies Ltd.	18,700	1,117,138
Infosys Technologies Ltd., ADR	46,230	2,769,640
Redecard SA	137,300	1,939,695
IT Services Total		5,826,473
Semiconductors & Semiconductor Equipment — 6.9%
MediaTek, Inc.	232,000	3,235,710
Samsung Electronics Co., Ltd.	22,184	13,929,063
Seoul Semiconductor Co. Ltd.	26,030	918,686
Taiwan Semiconductor Manufacturing Co., Ltd.	1,515,190	2,833,255
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	186,195	1,817,263
United Microelectronics Corp. (a)	1,877,000	829,780
United Microelectronics Corp., ADR (a)	233,875	680,576
Semiconductors & Semiconductor Equipment Total		24,244,333

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 0.3%
Kingdee International Software Group Co., Ltd.	3,220,000	1,214,147
Software Total		1,214,147
INFORMATION TECHNOLOGY TOTAL		50,156,551
MATERIALS — 11.6%
Chemicals — 0.3%
Israel Chemicals Ltd.	100,809	1,051,275
Chemicals Total		1,051,275
Construction Materials — 0.8%
PT Indocement Tunggal Prakarsa Tbk	1,530,200	2,635,551
Construction Materials Total		2,635,551
Metals & Mining — 10.5%
Anglo Platinum Ltd. (a)	27,551	2,592,444
AngloGold Ashanti Ltd., ADR	34,687	1,497,785
BHP Billiton Ltd., ADR	17,532	1,086,809
Cia de Minas Buenaventura SA, ADR	46,765	1,797,647
Eastern Platinum Ltd. (a)	1,827,000	1,664,732
Eurasian Natural Resources Corp. PLC	184,030	2,340,823
Freeport-McMoRan Copper & Gold, Inc.	35,843	2,119,397
Gold Fields Ltd., ADR	125,022	1,671,544
Gujarat NRE Coke Ltd.	993,500	1,338,931
Mechel, ADR	81,028	1,469,848
POSCO	6,421	2,437,018
Southern Copper Corp.	81,156	2,153,880
Sterlite Industries India Ltd.	633,024	2,288,689
Tata Steel Ltd.	149,000	1,545,317
Vale SA	440,400	10,650,116
Metals & Mining Total		36,654,980
MATERIALS TOTAL		40,341,806
TELECOMMUNICATION SERVICES — 6.6%
Diversified Telecommunication Services — 1.0%
Chunghwa Telecom Co. Ltd., ADR	183,321	3,609,590
Diversified Telecommunication Services Total		3,609,590
Wireless Telecommunication Services — 5.6%
America Movil SAB de CV, Series L, ADR	94,764	4,501,290
Millicom International Cellular SA	13,316	1,079,528
Mobile TeleSystems OJSC, ADR	241,013	4,617,809
MTN Group Ltd.	81,270	1,065,409

6

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Philippine Long Distance Telephone Co., ADR	28,700	1,462,839
SK Telecom Co., Ltd.	16,874	2,210,031
VimpelCom Ltd., ADR (a)	275,200	4,452,736
Wireless Telecommunication Services Total		19,389,642
TELECOMMUNICATION SERVICES TOTAL		22,999,232
UTILITIES — 2.6%
Electric Utilities — 0.2%
RusHydro, ADR (a)	132,000	631,561
Electric Utilities Total		631,561
Gas Utilities — 2.1%
PT Perusahaan Gas Negara Tbk	8,521,000	3,602,980
Towngas China Co. Ltd.	1,681,000	634,730
Xinao Gas Holdings Ltd.	1,402,000	3,024,538
Gas Utilities Total		7,262,248
Water Utilities — 0.3%
Manila Water Co.	3,378,900	1,182,188
Water Utilities Total		1,182,188
UTILITIES TOTAL		9,075,997

Total Common Stocks (cost of $225,971,112)		327,008,693

Preferred Stocks — 5.0%
CONSUMER STAPLES — 0.7%
Food & Staples Retailing — 0.7%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	70,900	2,473,840
Food & Staples Retailing Total		2,473,840
CONSUMER STAPLES TOTAL		2,473,840
ENERGY — 3.7%
Oil, Gas & Consumable Fuels — 3.7%
Petroleo Brasileiro SA	858,100	12,769,289
Oil, Gas & Consumable Fuels Total		12,769,289
ENERGY TOTAL		12,769,289
MATERIALS — 0.6%
Metals & Mining — 0.6%
Usinas Siderurgicas de Minas Gerais SA	79,900	2,129,634
Metals & Mining Total		2,129,634
MATERIALS TOTAL		2,129,634

Total Preferred Stocks (cost of $5,712,367)		17,372,763

7

	Par ($)	Value ($)
Short-Term Obligation — 0.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due 07/01/10 at 0.000%, collateralized by a U.S. Government Agency obligation maturing 12/14/12, market value $1,461,906 (repurchase proceeds $1,432,000)	1,432,000	1,432,000

Total Short-Term Obligation (cost of $1,432,000)		1,432,000

Total Investments — 99.5% (cost of $233,115,479)(d)(e)		345,813,456

Other Assets & Liabilities, Net — 0.5%		1,711,505

Net Assets — 100.0%		347,524,961

Notes to Investment Portfolio:

* Security Valuation:

Equity securities, exchange traded funds and securities of certain investment exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$2,933,160	$37,985,907	$—	$40,919,067
Consumer Staples	5,807,466	12,172,844	—	17,980,310
Energy	14,448,369	14,667,735	—	29,116,104
Financials	27,032,751	61,436,484	—	88,469,235
Health Care	3,176,413	5,270,209	—	8,446,622
Industrials	8,558,306	10,945,463	—	19,503,769
Information Technology	8,295,229	41,861,322	—	50,156,551
Materials	24,111,758	16,230,048	—	40,341,806
Telecommunication Services	19,723,792	3,275,440	—	22,999,232
Utilities	631,561	8,444,436	—	9,075,997
Total Common Stocks	114,718,805	212,289,888	—	327,008,693
Total Preferred Stocks	17,372,763	—	—	17,372,763
Total Short-Term Obligation	—	1,432,000	—	1,432,000
Total Investments	$132,091,568	$213,721,888	$—	$345,813,456

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2010, the value of these securities amounted to $4,769,549, which represents 1.4% of net assets.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities, which are not illiquid, amounted to $4,769,549, which represents 1.4% of net assets.

(d)	Cost for federal income tax purposes is $233,115,479.
(e)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

9

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$116,632,946	$(3,934,969)	$112,697,977

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

10

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia Energy and Natural Resources Fund

	Shares	Value ($)*
Common Stocks — 92.4%
ENERGY — 62.1%
Energy Equipment & Services — 12.4%
Cameron International Corp. (a)	175,000	5,691,000
CARBO Ceramics, Inc.	150,000	10,828,500
Complete Production Services, Inc. (a)	600,000	8,580,000
Dril-Quip, Inc. (a)	200,000	8,804,000
Halliburton Co.	400,000	9,820,000
Helmerich & Payne, Inc.	150,000	5,478,000
Key Energy Services, Inc. (a)	900,000	8,262,000
Nabors Industries Ltd. (a)	100,000	1,762,000
Patterson-UTI Energy, Inc.	300,000	3,861,000
Pioneer Drilling Co. (a)	200,000	1,134,000
Schlumberger Ltd.	200,000	11,068,000
Superior Well Services, Inc. (a)	200,000	3,344,000
Energy Equipment & Services Total		78,632,500
Oil, Gas & Consumable Fuels — 49.7%
Alpha Natural Resources, Inc. (a)	100,000	3,387,000
Apache Corp.	50,493	4,251,006
Atlas Energy, Inc. (a)	200,000	5,414,000
Bill Barrett Corp. (a)	300,000	9,231,000
Brigham Exploration Co. (a)	800,000	12,304,000
Canadian Natural Resources Ltd.	450,000	14,953,500
Clean Energy Fuels Corp. (a)	200,000	2,988,000
Comstock Resources, Inc. (a)	125,000	3,465,000
Concho Resources, Inc. (a)	75,321	4,167,511
ConocoPhillips	300,000	14,727,000
Devon Energy Corp.	200,000	12,184,000
EOG Resources, Inc.	165,000	16,231,050
EXCO Resources, Inc.	300,000	4,383,000
Exxon Mobil Corp.	250,000	14,267,500
Forest Oil Corp. (a)	525,000	14,364,000
Frontier Oil Corp.	600,000	8,070,000
General Maritime Corp.	790,148	4,772,494
Green Plains Renewable Energy, Inc. (a)	500,000	5,110,000
Hess Corp.	75,000	3,775,500
Miller Petroleum, Inc. (a)	300,000	1,728,000
Newfield Exploration Co. (a)	250,000	12,215,000
Noble Energy, Inc.	100,000	6,033,000
Northern Oil & Gas, Inc. (a)	700,000	8,988,000
Occidental Petroleum Corp.	350,000	27,002,500

1

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oilsands Quest, Inc. (a)	2,000,000	1,220,000
Overseas Shipholding Group, Inc.	200,000	7,408,000
Peabody Energy Corp.	100,000	3,913,000
PetroHawk Energy Corp. (a)	400,000	6,788,000
Petroleum Development Corp. (a)	100,000	2,562,000
Pioneer Natural Resources Co.	250,000	14,862,500
Plains Exploration & Production Co. (a)	200,000	4,122,000
Quicksilver Resources, Inc. (a)	400,000	4,400,000
SandRidge Energy, Inc. (a)	600,000	3,498,000
Southwestern Energy Co. (a)	300,000	11,592,000
Suncor Energy, Inc.	450,000	13,248,000
Talisman Energy, Inc.	300,000	4,554,000
Tesoro Corp.	500,000	5,835,000
Total SA, ADR	125,000	5,580,000
Whiting Petroleum Corp. (a)	150,000	11,763,000
Oil, Gas & Consumable Fuels Total		315,357,561
ENERGY TOTAL		393,990,061
INDUSTRIALS — 4.7%
Electrical Equipment — 0.2%
Fushi Copperweld, Inc. (a)	150,000	1,227,000
Electrical Equipment Total		1,227,000
Machinery — 1.8%
Deere & Co.	200,000	11,136,000
Machinery Total		11,136,000
Road & Rail — 2.2%
Union Pacific Corp.	200,000	13,902,000
Road & Rail Total		13,902,000
Transportation Infrastructure — 0.5%
Aegean Marine Petroleum Network, Inc.	175,000	3,496,500
Transportation Infrastructure Total		3,496,500
INDUSTRIALS TOTAL		29,761,500
MATERIALS — 22.9%
Chemicals — 2.8%
Eastman Chemical Co.	50,000	2,668,000
Huntsman Corp.	200,000	1,734,000
Potash Corp. of Saskatchewan, Inc.	50,000	4,312,000
Solutia, Inc. (a)	700,000	9,170,000
Chemicals Total		17,884,000

2

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 20.1%
Agnico-Eagle Mines Ltd.	175,000	10,636,500
AngloGold Ashanti Ltd., ADR	200,000	8,636,000
Barrick Gold Corp.	400,000	18,164,000
BHP Billiton Ltd., ADR	97,000	6,013,030
Gold Fields Ltd., ADR	400,000	5,348,000
Goldcorp, Inc.	325,000	14,251,250
Ivanhoe Mines Ltd. (a)	200,000	2,608,000
Jaguar Mining, Inc. (a)	600,000	5,298,000
Newmont Mining Corp.	300,000	18,522,000
Novagold Resources, Inc. (a)	700,000	4,886,000
Silver Wheaton Corp. (a)	800,000	16,080,000
Teck Resources Ltd., Class B	100,000	2,958,000
Thompson Creek Metals Co., Inc. (a)	300,000	2,604,000
Vale SA, ADR	350,000	8,522,500
Walter Energy, Inc.	50,000	3,042,500
Metals & Mining Total		127,569,780
MATERIALS TOTAL		145,453,780
UTILITIES — 2.7%
Electric Utilities — 2.3%
Southern Co.	425,000	14,144,000
Electric Utilities Total		14,144,000
Multi-Utilities — 0.4%
MDU Resources Group, Inc.	150,000	2,704,500
Multi-Utilities Total		2,704,500
UTILITIES TOTAL		16,848,500

Total Common Stocks (cost of $594,225,788)		586,053,841

	Par ($)
Short-Term Obligation — 14.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due 07/01/10 at 0.000%, collateralized by U.S. Treasury obligation maturing 01/15/12, market value $92,459,464 (repurchase proceeds $90,645,000)	90,645,000	90,645,000

Total Short-Term Obligation (cost of $90,645,000)		90,645,000

3

Total Investments — 106.7% (cost of $684,870,788)(b)(c)	$676,698,841

Other Assets & Liabilities, Net — (6.7)%	(42,620,932)

Net Assets — 100.0%	$634,077,909

Notes to Investment Portfolio:

* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$586,053,841	$—	$—	$586,053,841
Total Short-Term Obligation	—	90,645,000	—	90,645,000
Total Investments	$586,053,841	$90,645,000	$—	$676,698,841

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers between Levels 1 and 2 during the period.

4

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $684,870,788.
(c)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$34,129,812	$(42,301,759)	$(8,171,947)

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO June 30, 2010 (Unaudited)	Columbia Income Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 89.7%
BASIC MATERIALS — 4.8%
Chemicals — 2.7%
CF Industries, Inc.
	6.875% 05/01/18	435,000	442,612
Dow Chemical Co.
	5.900% 02/15/15	3,600,000	3,934,174
	8.550% 05/15/19	1,250,000	1,530,141
	9.400% 05/15/39	2,435,000	3,386,574
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
	8.875% 02/01/18	780,000	703,950
INEOS Finance PLC
	9.000% 05/15/15 (a)	300,000	299,250
INVISTA
	9.250% 05/01/12 (a)	234,000	237,510
LBI Escrow Corp.
	8.000% 11/01/17 (a)	365,000	375,950
Lubrizol Corp.
	8.875% 02/01/19	715,000	894,797
MacDermid, Inc.
	9.500% 04/15/17 (a)	270,000	270,000
NOVA Chemicals Corp.
	8.375% 11/01/16	160,000	159,200
	8.625% 11/01/19	160,000	158,400
Solutia, Inc.
	8.750% 11/01/17	325,000	338,000
Chemicals Total			12,730,558
Forest Products & Paper — 0.4%
Cascades, Inc.
	7.750% 12/15/17	370,000	368,150
Clearwater Paper Corp.
	10.625% 06/15/16	145,000	159,681
Domtar Corp.
	10.750% 06/01/17	125,000	150,000
Georgia-Pacific Corp.
	8.000% 01/15/24	480,000	508,800
PE Paper Escrow GmbH
	12.000% 08/01/14 (a)	475,000	521,906
Forest Products & Paper Total			1,708,537

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Iron/Steel — 0.8%
ArcelorMittal
	7.000% 10/15/39	1,990,000	2,101,949
	9.850% 06/01/19	165,000	206,191
Nucor Corp.
	5.000% 06/01/13	1,110,000	1,209,548
Russel Metals, Inc.
	6.375% 03/01/14	300,000	288,750
United States Steel Corp.
	7.000% 02/01/18	210,000	207,638
Iron/Steel Total			4,014,076
Metals & Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	180,000	198,000
Novelis, Inc.
	7.250% 02/15/15	90,000	86,850
Teck Resources Ltd.
	10.750% 05/15/19	520,000	637,156
Vale Overseas Ltd.
	6.875% 11/21/36	2,540,000	2,647,978
Vedanta Resources PLC
	9.500% 07/18/18 (a)	600,000	637,500
Metals & Mining Total			4,207,484
BASIC MATERIALS TOTAL			22,660,655
COMMUNICATIONS — 12.2%
Advertising — 0.0%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	100,000	100,500
	10.000% 07/15/17	60,000	66,150
Advertising Total			166,650
Media — 5.6%
Belo Corp.
	8.000% 11/15/16	180,000	184,950
CCH II LLC/CCH II Capital Corp.
	13.500% 11/30/16	480,362	559,622
Cequel Communications Holdings I LLC & Cequel Capital Corp.
	8.625% 11/15/17 (a)	165,000	164,381
Clear Channel Worldwide Holdings, Inc.
	9.250% 12/15/17 (a)	195,000	195,975
CMP Susquehanna Corp.
	3.430% 05/15/14 (08/12/10) (a)(b)(c)(d)	30,000	17,700

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Comcast Corp.
	6.950% 08/15/37	4,600,000	5,232,620
CSC Holdings LLC
	8.500% 04/15/14	665,000	693,262
DirecTV Holdings LLC
	6.375% 06/15/15	1,120,000	1,159,200
DISH DBS Corp.
	6.625% 10/01/14	147,000	147,000
	7.875% 09/01/19	460,000	478,400
Gray Television, Inc.
	10.500% 06/29/15 (a)	343,000	332,710
Insight Communications Co., Inc.
	9.375% 07/15/18 (a)	85,000	85,213
Liberty Media LLC
	8.250% 02/01/30	445,000	409,400
Mediacom Broadband LLC/Mediacom Broadband Corp.
	8.500% 10/15/15	130,000	124,150
Mediacom LLC/Mediacom Capital Corp.
	9.125% 08/15/19	155,000	149,575
News America, Inc.
	6.400% 12/15/35	1,705,000	1,855,616
	6.550% 03/15/33	500,000	536,133
Salem Communications Corp.
	9.625% 12/15/16	310,000	319,300
Sinclair Television Group, Inc.
	9.250% 11/01/17 (a)	280,000	282,800
Sirius XM Radio, Inc.
	8.750% 04/01/15 (a)	185,000	182,225
	9.750% 09/01/15 (a)	565,000	600,312
Time Warner Cable, Inc.
	3.500% 02/01/15	8,750,000	8,944,784
	5.000% 02/01/20	2,499,000	2,555,580
	5.850% 05/01/17	1,070,000	1,174,808
Media Total			26,385,716
Telecommunication Services — 6.6%
AT&T, Inc.
	5.625% 06/15/16	1,575,000	1,785,152
	6.550% 02/15/39	1,750,000	1,960,159
British Telecommunications PLC
	5.950% 01/15/18	3,070,000	3,201,543
	9.875% 12/15/30	3,170,000	3,868,731

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	2,390,000	2,679,537
Cincinnati Bell, Inc.
	8.250% 10/15/17	390,000	364,650
Clearwire Communications LLC/Clearwire Finance, Inc.
	12.000% 12/01/15 (a)	470,000	466,663
Cricket Communications, Inc.
	9.375% 11/01/14	375,000	380,625
Crown Castle International Corp.
	9.000% 01/15/15	310,000	327,825
Digicel Group Ltd.
	8.875% 01/15/15 (a)	695,000	679,362
Frontier Communications Corp.
	7.875% 01/15/27	860,000	776,150
Global Crossing Ltd.
	12.000% 09/15/15 (a)	540,000	572,400
Intelsat Jackson Holdings SA
	11.250% 06/15/16	285,000	303,525
ITC Deltacom, Inc.
	10.500% 04/01/16 (a)	635,000	609,600
Level 3 Financing, Inc.
	8.750% 02/15/17	460,000	397,900
	9.250% 11/01/14	275,000	249,563
Lucent Technologies, Inc.
	6.450% 03/15/29	490,000	323,400
MetroPCS Wireless, Inc.
	9.250% 11/01/14	415,000	427,450
Nextel Communications, Inc.
	7.375% 08/01/15	995,000	945,250
Nielsen Finance LLC/Nielsen Finance Co.
	11.500% 05/01/16	225,000	245,813
NII Capital Corp.
	10.000% 08/15/16	210,000	221,025
PAETEC Holding Corp.
	8.875% 06/30/17	240,000	240,000
	8.875% 06/30/17 (a)	150,000	150,000
Quebecor Media, Inc.
	7.750% 03/15/16	615,000	602,700

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Qwest Communications International, Inc.
	7.500% 02/15/14	540,000	541,350
Qwest Corp.
	7.500% 06/15/23	400,000	383,000
SBA Telecommunications, Inc.
	8.250% 08/15/19 (a)	205,000	215,763
Sprint Capital Corp.
	6.875% 11/15/28	215,000	178,450
Syniverse Technologies, Inc.
	7.750% 08/15/13	280,000	273,000
Telefonica Emisiones SAU
	6.221% 07/03/17	730,000	794,021
	6.421% 06/20/16	2,630,000	2,884,839
Verizon Communications, Inc.
	8.950% 03/01/39	1,500,000	2,124,865
Virgin Media Finance PLC
	9.500% 08/15/16	540,000	570,375
West Corp.
	11.000% 10/15/16	270,000	274,725
Wind Acquisition Finance SA
	11.750% 07/15/17 (a)	592,000	606,800
	12.000% 12/01/15 (a)	140,000	144,900
Windstream Corp.
	8.625% 08/01/16	340,000	342,550
Telecommunication Services Total			31,113,661
COMMUNICATIONS TOTAL			57,666,027
CONSUMER CYCLICAL — 5.1%
Airlines — 0.6%
Continental Airlines, Inc.
	7.461% 04/01/15	2,799,571	2,761,777
Airlines Total			2,761,777
Auto Manufacturers — 0.1%
General Motors Corp.
	7.200% 01/15/11 (e)	390,000	117,975
	8.375% 07/15/33 (e)	410,000	131,200
Auto Manufacturers Total			249,175
Auto Parts & Equipment — 0.3%
American Axle & Manufacturing Holdings, Inc.
	9.250% 01/15/17 (a)	120,000	123,600
Goodyear Tire & Rubber Co.
	10.500% 05/15/16	520,000	565,500

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Lear Corp.
	7.875% 03/15/18	230,000	230,575
	8.125% 03/15/20	40,000	40,100
TRW Automotive, Inc.
	7.000% 03/15/14 (a)	305,000	301,950
Auto Parts & Equipment Total			1,261,725
Distribution/Wholesale — 0.0%
McJunkin Red Man Corp.
	9.500% 12/15/16 (a)	220,000	213,400
Distribution/Wholesale Total			213,400
Entertainment — 0.4%
Boyd Gaming Corp.
	6.750% 04/15/14	425,000	371,875
	7.125% 02/01/16	20,000	16,450
Jacobs Entertainment, Inc.
	9.750% 06/15/14	360,000	334,800
Pinnacle Entertainment, Inc.
	8.625% 08/01/17 (a)	210,000	216,300
	8.750% 05/15/20 (a)	325,000	301,031
Shingle Springs Tribal Gaming Authority
	9.375% 06/15/15 (a)	875,000	693,438
Six Flags, Inc.
	9.625% 06/01/14 (b)(f)	259,000	—
Tunica-Biloxi Gaming Authority
	9.000% 11/15/15 (a)	140,000	125,300
Entertainment Total			2,059,194
Home Builders — 0.4%
Beazer Homes USA, Inc.
	9.125% 06/15/18	310,000	286,750
D.R. Horton, Inc.
	5.625% 09/15/14	440,000	431,200
	5.625% 01/15/16	185,000	172,975
K Hovnanian Enterprises, Inc.
	10.625% 10/15/16	290,000	290,000
KB Home
	5.875% 01/15/15	345,000	307,050
Ryland Group, Inc.
	8.400% 05/15/17	180,000	190,800
Standard Pacific Corp.
	7.000% 08/15/15	390,000	360,750
Home Builders Total			2,039,525

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Home Furnishings — 0.0%
Norcraft Companies LP/Norcraft Finance Corp.
	10.500% 12/15/15 (a)	145,000	149,350
Home Furnishings Total			149,350
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd.
	7.500% 10/15/27	400,000	348,000
Leisure Time Total			348,000
Lodging — 0.5%
Harrah’s Operating Co., Inc.
	11.250% 06/01/17	385,000	405,213
Host Hotels & Resorts LP
	6.750% 06/01/16	375,000	370,781
MGM Resorts International
	11.375% 03/01/18 (a)	540,000	507,600
Pokagon Gaming Authority
	10.375% 06/15/14 (a)	240,000	248,400
Seminole Indian Tribe of Florida
	6.535% 10/01/20 (a)	65,000	58,059
	7.804% 10/01/20 (a)	535,000	489,990
Snoqualmie Entertainment Authority
	9.125% 02/01/15 (a)	240,000	201,000
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	100,000	100,000
Lodging Total			2,381,043
Retail — 2.7%
AmeriGas Partners LP
	7.125% 05/20/16	165,000	164,175
	7.250% 05/20/15	75,000	75,000
CVS Pass-Through Trust
	5.298% 01/11/27 (a)	1,694,872	1,704,472
	6.036% 12/10/28	1,957,378	2,001,967
	8.353% 07/10/31 (a)	3,884,734	4,709,696
General Nutrition Centers, Inc.
	PIK,
	5.750% 03/15/14 (09/15/10) (c)(d)	140,000	128,450
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	235,000	237,937
	8.750% 03/01/15	320,000	325,600

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Limited Brands, Inc.
	8.500% 06/15/19	255,000	274,762
Macy’s Retail Holdings, Inc.
	5.350% 03/15/12	645,000	659,512
McDonald’s Corp.
	5.700% 02/01/39	1,265,000	1,426,014
Michaels Stores, Inc.
	11.375% 11/01/16	35,000	36,400
Neiman Marcus Group, Inc.
	10.375% 10/15/15	85,000	86,488
	PIK,
	9.000% 10/15/15	140,000	140,350
QVC, Inc.
	7.125% 04/15/17 (a)	55,000	53,900
	7.375% 10/15/20 (a)	50,000	48,625
	7.500% 10/01/19 (a)	100,000	98,250
Rite Aid Corp.
	10.250% 10/15/19	200,000	199,250
Toys R US, Inc.
	7.375% 10/15/18	420,000	394,800
Retail Total			12,765,648
Storage/Warehousing — 0.0%
Niska Gas Storage U.S. LLC/Niska Gas Storage Canada ULC
	8.875% 03/15/18 (a)	190,000	192,850
Storage/Warehousing Total			192,850
CONSUMER CYCLICAL TOTAL			24,421,687
CONSUMER NON-CYCLICAL — 8.4%
Beverages — 1.5%
Anheuser-Busch InBev Worldwide, Inc.
	7.200% 01/15/14 (a)	3,505,000	4,030,172
	7.750% 01/15/19 (a)	460,000	558,331
	8.000% 11/15/39 (a)	1,860,000	2,430,402
Beverages Total			7,018,905
Commercial Services — 0.7%
ARAMARK Corp.
	8.500% 02/01/15	565,000	570,650
Ashtead Holdings PLC
	8.625% 08/01/15 (a)	255,000	252,450

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Cardtronics, Inc.
	9.250% 08/15/13	245,000	247,450
Corrections Corp. of America
	6.250% 03/15/13	315,000	317,362
Garda World Security Corp.
	9.750% 03/15/17 (a)	95,000	96,425
Hertz Corp.
	8.875% 01/01/14	200,000	202,500
Iron Mountain, Inc.
	8.000% 06/15/20	100,000	101,500
Rental Service Corp.
	9.500% 12/01/14	425,000	422,344
Service Corp. International
	6.750% 04/01/16	220,000	218,350
	7.000% 06/15/17	75,000	73,875
Trans Union LLC/TransUnion Financing Corp.
	11.375% 06/15/18 (a)	100,000	103,500
United Rentals North America, Inc.
	9.250% 12/15/19	315,000	317,362
	10.875% 06/15/16	295,000	316,388
Commercial Services Total			3,240,156
Cosmetics/Personal Care — 0.0%
Revlon Consumer Products Corp.
	9.750% 11/15/15 (a)	80,000	82,000
Cosmetics/Personal Care Total			82,000
Food — 2.7%
Campbell Soup Co.
	4.500% 02/15/19	1,265,000	1,377,910
ConAgra Foods, Inc.
	7.000% 10/01/28	2,160,000	2,540,862
Kraft Foods, Inc.
	6.500% 02/09/40	6,035,000	6,749,116
Kroger Co.
	8.000% 09/15/29	1,371,000	1,768,231
Michael Foods, Inc.
	9.750% 07/15/18 (a)	155,000	159,262
Pinnacle Foods Finance LLC
	9.250% 04/01/15 (a)	160,000	163,200
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
	9.250% 04/01/15	350,000	357,000
Food Total			13,115,581

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Products — 0.2%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	870,000	935,250
Healthcare Products Total			935,250
Healthcare Services — 1.6%
Capella Healthcare, Inc.
	9.250% 07/01/17 (a)	40,000	40,400
Community Health Systems, Inc.
	8.875% 07/15/15	560,000	577,500
DaVita, Inc.
	7.250% 03/15/15	295,000	295,000
HCA, Inc.
	9.250% 11/15/16	295,000	312,700
	PIK,
	9.625% 11/15/16	1,392,000	1,489,440
Health Net, Inc.
	6.375% 06/01/17	465,000	432,450
Healthsouth Corp.
	8.125% 02/15/20	165,000	162,112
	10.750% 06/15/16	270,000	291,600
Radiation Therapy Services, Inc.
	9.875% 04/15/17 (a)	75,000	72,000
Roche Holdings, Inc.
	6.000% 03/01/19 (a)	1,275,000	1,485,239
Select Medical Corp.
	7.625% 02/01/15	180,000	169,200
U.S. Oncology Holdings, Inc.
	PIK,
	6.643% 03/15/12 (09/15/10) (c)(d)	408,000	379,440
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc.
	8.000% 02/01/18	200,000	192,000
	8.000% 02/01/18 (a)(g)	165,000	159,225
WellPoint, Inc.
	7.000% 02/15/19	1,290,000	1,530,144
Healthcare Services Total			7,588,450
Household Products/Wares — 0.1%
American Greetings Corp.
	7.375% 06/01/16	255,000	254,362

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Spectrum Brands Holdings, Inc.
	9.500% 06/15/18 (a)	260,000	268,125
Household Products/Wares Total			522,487
Pharmaceuticals — 1.6%
Abbott Laboratories
	5.600% 05/15/11	865,000	900,866
Elan Finance PLC
	8.875% 12/01/13	195,000	195,488
Mylan, Inc.
	7.875% 07/15/20 (a)	145,000	147,900
Novartis Securities Investment Ltd.
	5.125% 02/10/19	2,695,000	3,016,907
Omnicare, Inc.
	6.875% 12/15/15	25,000	25,000
	7.750% 06/01/20	240,000	244,800
Patheon, Inc.
	8.625% 04/15/17 (a)	225,000	223,312
Valeant Pharmaceuticals International
	7.625% 03/15/20 (a)	95,000	112,100
	8.375% 06/15/16	390,000	440,700
Wyeth
	6.500% 02/01/34	1,810,000	2,132,966
Pharmaceuticals Total			7,440,039
CONSUMER NON-CYCLICAL TOTAL			39,942,868
DIVERSIFIED — 0.1%
Diversified Holding Companies — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
	7.750% 10/15/16 (a)	225,000	219,938
Diversified Holding Companies Total			219,938
DIVERSIFIED TOTAL			219,938
ENERGY — 11.8%
Coal — 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	350,000	350,875
Consol Energy, Inc.
	8.250% 04/01/20 (a)	130,000	135,525
Coal Total			486,400
Oil & Gas — 7.0%
Anadarko Petroleum Corp.
	6.200% 03/15/40	7,150,000	5,656,944

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Berry Petroleum Co.
	8.250% 11/01/16	30,000	29,025
	10.250% 06/01/14	55,000	59,125
Canadian Natural Resources Ltd.
	6.250% 03/15/38	1,580,000	1,727,280
Chesapeake Energy Corp.
	6.375% 06/15/15	105,000	108,413
Cimarex Energy Co.
	7.125% 05/01/17	475,000	477,375
Devon Energy Corp.
	6.300% 01/15/19	995,000	1,152,693
Forest Oil Corp.
	8.500% 02/15/14	235,000	244,987
Frontier Oil Corp.
	8.500% 09/15/16	230,000	232,875
Gazprom International SA
	7.201% 02/01/20 (a)	1,787,572	1,845,668
Hess Corp.
	7.300% 08/15/31	2,350,000	2,772,546
Hilcorp Energy I LP/Hilcorp Finance Co.
	7.750% 11/01/15 (a)	320,000	315,200
Marathon Oil Corp.
	6.000% 07/01/12	290,000	311,640
	7.500% 02/15/19	155,000	185,863
Newfield Exploration Co.
	6.625% 04/15/16	265,000	266,325
Nexen, Inc.
	5.875% 03/10/35	1,875,000	1,834,446
	7.500% 07/30/39	1,030,000	1,207,098
PetroHawk Energy Corp.
	7.875% 06/01/15	320,000	320,800
Pioneer Natural Resources Co.
	7.500% 01/15/20	30,000	30,918
Qatar Petroleum
	5.579% 05/30/11 (a)	233,415	238,146
Quicksilver Resources, Inc.
	7.125% 04/01/16	315,000	290,587
	8.250% 08/01/15	105,000	103,688
Range Resources Corp.
	7.500% 05/15/16	205,000	206,794
	8.000% 05/15/19	105,000	109,594

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16 (a)	640,000	688,320
	5.838% 09/30/27 (a)	1,200,000	1,239,672
SandRidge Energy, Inc.
	PIK,
	8.625% 04/01/15	235,000	228,244
Shell International Finance BV
	5.500% 03/25/40	3,485,000	3,711,298
Southwestern Energy Co.
	7.500% 02/01/18	205,000	217,812
Talisman Energy, Inc.
	5.850% 02/01/37	3,115,000	3,237,712
	7.750% 06/01/19	3,531,000	4,334,945
Oil & Gas Total			33,386,033
Oil & Gas Services — 0.8%
American Petroleum Tankers LLC/AP Tankers Co.
	10.250% 05/01/15 (a)	115,000	115,288
Expro Finance Luxembourg SCA
	8.500% 12/15/16 (a)	580,000	553,900
Smith International, Inc.
	9.750% 03/15/19	1,340,000	1,823,887
Weatherford International Ltd.
	7.000% 03/15/38	1,540,000	1,457,300
Oil & Gas Services Total			3,950,375
Pipelines — 3.9%
Atlas Pipeline Partners LP
	8.125% 12/15/15	355,000	326,600
El Paso Corp.
	6.875% 06/15/14	350,000	356,361
	7.250% 06/01/18	220,000	220,593
Energy Transfer Partners LP
	6.000% 07/01/13	1,620,000	1,758,233
Kinder Morgan Energy Partners LP
	5.625% 02/15/15	1,025,000	1,106,501
	6.500% 09/01/39	1,720,000	1,772,479
	6.950% 01/15/38	1,320,000	1,402,690
MarkWest Energy Partners LP
	6.875% 11/01/14	205,000	197,313
Plains All American Pipeline LP/PAA Finance Corp.
	5.750% 01/15/20	235,000	242,825

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
	6.500% 05/01/18	3,250,000	3,576,869
	6.650% 01/15/37	2,285,000	2,282,114
	8.750% 05/01/19	545,000	650,540
Regency Energy Partners LP/Regency Energy Finance Corp.
	8.375% 12/15/13	35,000	36,050
	9.375% 06/01/16 (a)	110,000	116,600
Southern Natural Gas Co.
	8.000% 03/01/32	1,750,000	1,982,956
Southern Star Central Corp.
	6.750% 03/01/16	65,000	62,888
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (c)(d)	2,225,000	1,983,031
Williams Companies, Inc.
	7.875% 09/01/21	107,000	122,632
Pipelines Total			18,197,275
ENERGY TOTAL			56,020,083
FINANCIALS — 31.1%
Banks — 16.4%
Barclays Bank PLC
	3.900% 04/07/15	1,955,000	1,974,229
	5.000% 09/22/16	1,800,000	1,846,346
	6.860% 09/29/49 (a)(d)	1,105,000	889,525
	7.375% 06/29/49 (12/01/11) (a)(c)(d)	700,000	619,500
	7.434% 09/29/49 (a)(d)	1,845,000	1,642,050
Capital One Capital IV
	6.745% 02/17/37 (d)	4,135,000	3,452,725
Capital One Capital V
	10.250% 08/15/39	4,145,000	4,372,975
Capital One Financial Corp.
	5.700% 09/15/11	960,000	998,678
	7.375% 05/23/14	255,000	291,581
Chinatrust Commercial Bank
	5.625% 12/29/49 (03/17/15) (a)(c)(d)	825,000	741,677
CIT Group, Inc.
	7.000% 05/01/17	1,385,000	1,246,500
Citigroup, Inc.
	6.010% 01/15/15	45,000	47,200
	8.125% 07/15/39	2,070,000	2,469,462

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Comerica Bank
	5.200% 08/22/17	1,600,000	1,638,035
	5.750% 11/21/16	2,285,000	2,437,387
Discover Bank/Greenwood DE
	8.700% 11/18/19	5,925,000	6,577,900
Discover Financial Services
	10.250% 07/15/19	1,090,000	1,297,258
Fifth Third Bank/Ohio
	0.546% 05/17/13 (08/17/10) (c)(d)	1,065,000	1,000,022
JPMorgan Chase & Co.
	7.900% 04/29/49 (04/30/18) (c)(d)	190,000	195,839
JPMorgan Chase Capital XVII
	5.850% 08/01/35	1,950,000	1,768,716
JPMorgan Chase Capital XX
	6.550% 09/29/36	6,645,000	6,353,152
JPMorgan Chase Capital XXIII
	1.436% 05/15/47 (08/16/10) (c)(d)	2,755,000	2,015,583
KeyBank NA
	5.800% 07/01/14	1,695,000	1,809,587
Keycorp
	6.500% 05/14/13	2,525,000	2,762,024
Lloyds TSB Bank PLC
	4.375% 01/12/15 (a)	3,343,000	3,220,844
Lloyds TSB Group PLC
	6.267% 12/31/49 (11/14/16) (a)(c)(d)	1,245,000	641,175
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	763,000	765,994
Merrill Lynch & Co., Inc.
	5.700% 05/02/17 (h)	4,440,000	4,453,418
	7.750% 05/14/38 (h)	2,130,000	2,278,135
National City Bank of Cleveland
	6.200% 12/15/11	575,000	608,677
National City Bank of Kentucky
	6.300% 02/15/11	1,020,000	1,039,236
National City Corp.
	6.875% 05/15/19	1,840,000	2,065,435
Northern Trust Co.
	6.500% 08/15/18	3,265,000	3,837,061
Northern Trust Corp.
	5.500% 08/15/13	1,895,000	2,108,487
PNC Funding Corp.
	3.625% 02/08/15	2,495,000	2,568,241

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
	5.125% 02/08/20	1,890,000	1,965,252
Regions Financial Corp.
	7.000% 03/01/11	3,805,000	3,849,971
SunTrust Preferred Capital I
	5.853% 12/31/49 (12/15/11) (c)(d)	545,000	365,150
Banks Total			78,215,027
Diversified Financial Services — 3.4%
Ally Financial, Inc.
	6.875% 09/15/11	505,000	511,944
	8.000% 03/15/20 (a)	795,000	777,112
	8.000% 11/01/31	405,000	373,612
American General Finance Corp.
	4.875% 07/15/12	45,000	40,725
	6.900% 12/15/17	755,000	601,169
Cemex Finance LLC
	9.500% 12/14/16 (a)	255,000	246,075
Eaton Vance Corp.
	6.500% 10/02/17	1,830,000	2,081,085
Ford Motor Credit Co., LLC
	7.000% 04/15/15	140,000	138,484
	7.500% 08/01/12	1,150,000	1,175,960
	7.800% 06/01/12	440,000	453,094
	8.000% 12/15/16	690,000	705,588
Fund American Companies, Inc.
	5.875% 05/15/13	1,492,000	1,563,150
International Lease Finance Corp.
	4.875% 09/01/10	3,528,000	3,510,360
	5.625% 09/15/10	1,750,000	1,743,437
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13 (e)	6,170,000	1,249,425
	6.875% 05/02/18 (e)	600,000	122,250
PF Export Receivables Master Trust
	3.748% 06/01/13 (a)	392,831	387,067
Diversified Financial Services Total			15,680,537
Insurance — 8.6%
Asurion Corp.
	6.850% 07/02/15 (07/12/10) (c)(d)(i)	154,181	145,701
	2nd lien,
	6.850% 07/02/15 (07/12/10) (c)(d)(i)	210,819	204,319

16

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
CNA Financial Corp.
	5.850% 12/15/14	933,000	966,586
	7.350% 11/15/19	2,037,000	2,164,606
Crum & Forster Holdings Corp.
	7.750% 05/01/17	415,000	417,075
ING Groep NV
	5.775% 12/29/49 (12/08/15) (c)(d)	5,969,000	4,208,145
Liberty Mutual Group, Inc.
	7.500% 08/15/36 (a)	3,555,000	3,510,502
	10.750% 06/15/58 (a)(d)	2,270,000	2,451,600
Lincoln National Corp.
	8.750% 07/01/19	3,655,000	4,479,524
MetLife Capital Trust X
	9.250% 04/08/38 (a)(d)	2,560,000	2,764,800
MetLife, Inc.
	6.750% 06/01/16	4,410,000	4,989,249
	10.750% 08/01/39	1,960,000	2,329,519
Provident Companies, Inc.
	7.000% 07/15/18	120,000	127,529
Prudential Financial, Inc.
	4.500% 07/15/13	1,580,000	1,640,493
	4.750% 06/13/15	1,075,000	1,112,851
	8.875% 06/15/38 (d)	4,345,000	4,583,975
Transatlantic Holdings, Inc.
	8.000% 11/30/39	2,775,000	2,801,734
Unum Group
	7.125% 09/30/16	1,810,000	1,988,737
Insurance Total			40,886,945
Real Estate Investment Trusts (REITs) — 2.7%
Brandywine Operating Partnership LP
	7.500% 05/15/15	1,305,000	1,422,949
Duke Realty LP
	7.375% 02/15/15	1,860,000	2,063,099
	8.250% 08/15/19	5,809,000	6,730,296
Highwoods Properties, Inc.
	5.850% 03/15/17	750,000	748,259
Liberty Property LP
	5.500% 12/15/16	1,865,000	1,935,109
Real Estate Investment Trusts (REITs) Total			12,899,712

17

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Savings & Loans — 0.0%
Washington Mutual Bank
	5.125% 01/15/15 (e)	6,350,000	31,750
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49 (03/15/11) (a)(c)(d)(e)	1,075,000	38,969
Savings & Loans Total			70,719
FINANCIALS TOTAL			147,752,940
INDUSTRIALS — 5.1%
Aerospace & Defense — 1.1%
BE Aerospace, Inc.
	8.500% 07/01/18	360,000	378,000
Embraer Overseas Ltd.
	6.375% 01/15/20	2,315,000	2,375,653
Kratos Defense & Security Solutions, Inc.
	10.000% 06/01/17 (a)	255,000	258,825
L-3 Communications Corp.
	6.375% 10/15/15	490,000	490,000
Raytheon Co.
	5.500% 11/15/12	1,000,000	1,097,752
Sequa Corp.
	11.750% 12/01/15 (a)	375,000	362,813
Systems 2001 Asset Trust
	6.664% 09/15/13 (a)	391,084	419,586
Aerospace & Defense Total			5,382,629
Air Transportation — 0.1%
Air 2 US
	8.027% 10/01/19 (a)	358,105	328,561
Air Transportation Total			328,561
Building Materials — 0.1%
Building Materials Corp. of America
	7.500% 03/15/20 (a)	85,000	83,513
Nortek, Inc.
	11.000% 12/01/13	345,933	360,635
Building Materials Total			444,148
Electrical Components & Equipment — 0.1%
Belden, Inc.
	7.000% 03/15/17	470,000	454,138

18

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
WireCo WorldGroup
	9.500% 05/15/17 (a)	150,000	146,250
Electrical Components & Equipment Total			600,388
Environmental Control — 0.1%
Clean Harbors, Inc.
	7.625% 08/15/16	270,000	277,425
Environmental Control Total			277,425
Machinery-Construction & Mining — 0.1%
Terex Corp.
	8.000% 11/15/17	560,000	518,000
Machinery-Construction & Mining Total			518,000
Machinery-Diversified — 0.2%
Case New Holland, Inc.
	7.875% 12/01/17 (a)	443,000	446,322
CPM Holdings, Inc.
	10.625% 09/01/14 (a)	240,000	253,500
Manitowoc Co., Inc.
	7.125% 11/01/13	300,000	289,500
Machinery-Diversified Total			989,322
Miscellaneous Manufacturing — 1.6%
American Railcar Industries, Inc.
	7.500% 03/01/14	165,000	160,050
Bombardier, Inc.
	6.300% 05/01/14 (a)	105,000	107,100
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	2,025,000	2,508,947
TriMas Corp.
	9.750% 12/15/17 (a)	365,000	369,563
Tyco International Ltd./Tyco International Finance SA
	6.875% 01/15/21	3,770,000	4,527,042
Miscellaneous Manufacturing Total			7,672,702
Packaging & Containers — 0.3%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	295,000	306,062
Crown Americas LLC & Crown Americas Capital Corp. II
	7.625% 05/15/17 (a)	220,000	227,700
Graham Packaging Co., LP/GPC Capital Corp. I
	8.250% 01/01/17 (a)	100,000	98,500
Graphic Packaging International, Inc.
	9.500% 06/15/17	450,000	470,250

19

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Solo Cup Co.
	8.500% 02/15/14	480,000	430,800
Packaging & Containers Total			1,533,312
Transportation — 1.4%
BNSF Funding Trust I
	6.613% 12/15/55 (01/15/26) (c)(d)	2,005,000	1,909,762
Bristow Group, Inc.
	7.500% 09/15/17	300,000	286,500
Burlington Northern Santa Fe Corp.
	7.950% 08/15/30	855,000	1,102,911
Kansas City Southern de Mexico SA de CV
	7.625% 12/01/13	425,000	433,500
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	360,000	345,600
RailAmerica, Inc.
	9.250% 07/01/17	136,000	142,460
Ship Finance International Ltd.
	8.500% 12/15/13	355,000	349,675
Union Pacific Corp.
	5.700% 08/15/18	1,810,000	2,027,542
Transportation Total			6,597,950
INDUSTRIALS TOTAL			24,344,437
TECHNOLOGY — 2.2%
Computers — 0.1%
Seagate Technology International
	10.000% 05/01/14 (a)	150,000	171,000
Sungard Data Systems, Inc.
	9.125% 08/15/13	310,000	315,038
Computers Total			486,038
Networking Products — 1.1%
Cisco Systems, Inc.
	5.500% 01/15/40	2,590,000	2,714,607
	5.900% 02/15/39	2,150,000	2,389,867
Networking Products Total			5,104,474
Semiconductors — 0.0%
Amkor Technology, Inc.
	9.250% 06/01/16	160,000	167,600
Freescale Semiconductor, Inc.
	9.250% 04/15/18 (a)	40,000	39,500
Semiconductors Total			207,100

20

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — 1.0%
First Data Corp.
	9.875% 09/24/15	390,000	295,150
Oracle Corp.
	6.500% 04/15/38	3,700,000	4,489,783
Software Total			4,784,933
TECHNOLOGY TOTAL			10,582,545
UTILITIES — 8.9%
Electric — 7.6%
AES Corp.
	8.000% 10/15/17	725,000	732,250
American Electric Power Co., Inc.
	5.250% 06/01/15	1,825,000	1,993,893
CMS Energy Corp.
	6.875% 12/15/15	205,000	218,637
Commonwealth Edison Co.
	5.900% 03/15/36	690,000	751,363
	5.950% 08/15/16	1,515,000	1,731,347
	6.150% 09/15/17	1,890,000	2,169,255
	6.950% 07/15/18	2,385,000	2,757,008
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	1,630,000	1,986,553
Dominion Resources, Inc.
	8.875% 01/15/19	1,500,000	1,981,281
DTE Energy Co.
	7.625% 05/15/14	955,000	1,116,071
Dynegy Holdings, Inc.
	7.750% 06/01/19	410,000	283,412
Energy Future Holdings Corp.
	10.000% 01/15/20 (a)	110,000	109,450
Exelon Generation Co. LLC
	6.200% 10/01/17	1,000,000	1,136,770
FPL Energy American Wind LLC
	6.639% 06/20/23 (a)	798,713	849,375
FPL Energy National Wind LLC
	5.608% 03/10/24 (a)	165,782	168,806
Intergen NV
	9.000% 06/30/17 (a)	565,000	562,175
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (a)	330,000	337,425

21

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Kansas City Power & Light Co.
	7.150% 04/01/19	3,230,000	3,932,926
Mirant Americas Generation LLC
	8.500% 10/01/21	685,000	637,050
Niagara Mohawk Power Corp.
	4.881% 08/15/19 (a)	3,245,000	3,422,505
NRG Energy, Inc.
	7.375% 02/01/16	630,000	626,850
	7.375% 01/15/17	60,000	59,400
Oncor Electric Delivery Co.
	5.950% 09/01/13	3,050,000	3,358,416
	7.250% 01/15/33	1,300,000	1,558,658
Southern Co.
	4.150% 05/15/14	1,010,000	1,065,380
Tenaska Alabama II Partners LP
	6.125% 03/30/23 (a)	957,198	1,009,777
Texas Competitive Electric Holdings Co. LLC
	10.250% 11/01/15	260,000	171,600
Windsor Financing LLC
	5.881% 07/15/17 (a)	1,614,877	1,512,833
Electric Total			36,240,466
Gas — 1.3%
Atmos Energy Corp.
	6.350% 06/15/17	1,375,000	1,529,243
	8.500% 03/15/19	1,705,000	2,142,878
Nakilat, Inc.
	6.067% 12/31/33 (a)	1,160,000	1,130,710
Sempra Energy
	6.500% 06/01/16	1,120,000	1,285,198
Gas Total			6,088,029
UTILITIES TOTAL			42,328,495

	Total Corporate Fixed-Income Bonds & Notes (cost of $415,093,524)		425,939,675

Asset-Backed Securities — 4.9%
Bay View Auto Trust
	5.310% 06/25/14	1,110,000	1,113,242
Citicorp Residential Mortgage Securities, Inc.
	5.892% 03/25/37 (07/01/10) (c)(d)	3,300,000	3,095,024
	6.080% 06/25/37 (07/01/10) (c)(d)	4,000,000	3,799,668

22

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35 (07/01/10) (c)(d)	1,200,000	88,512
	5.598% 03/25/36 (07/01/10) (c)(d)	466,669	364,857
	5.666% 08/25/35 (07/01/10) (c)(d)	1,000,000	57,858
Countrywide Asset-Backed Certificates
	0.457% 06/25/21 (07/26/10) (b)(c)(d)	266,325	215,637
Ford Credit Auto Owner Trust
	5.470% 09/15/12	4,000,000	4,167,588
	5.680% 06/15/12	1,500,000	1,546,141
	5.690% 11/15/12	3,000,000	3,193,615
Green Tree Financial Corp.
	6.870% 01/15/29	359,089	381,855
Harley-Davidson Motorcycle Trust
	5.540% 04/15/15	1,400,000	1,453,301
JPMorgan Auto Receivables Trust
	5.610% 12/15/14 (a)	281,111	282,050
Residential Asset Mortgage Products, Inc.
	4.120% 06/25/33 (07/01/10) (c)(d)	220,769	119,123
Small Business Administration Participation Certificates
	5.570% 03/01/26	795,693	874,913
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	2,500,000	2,535,622

	Total Asset-Backed Securities (cost of $25,468,165)		23,289,006

Commercial Mortgage-Backed Securities — 1.5%
Bear Stearns Commercial Mortgage Securities
	5.907% 09/11/38 (07/01/10) (c)(d)	3,750,000	4,023,742
Credit Suisse Mortgage Capital Certificates
	5.912% 06/15/39 (07/01/10) (c)(d)	695,000	662,425
GMAC Commercial Mortgage Securities, Inc.
	5.659% 05/10/40 (07/01/10) (c)(d)	1,230,000	1,332,110
GS Mortgage Securities Corp. II
	5.560% 11/10/39	955,000	969,026

	Total Commercial Mortgage-Backed Securities (cost of $4,680,108)		6,987,303

Municipal Bonds — 0.6%
CALIFORNIA — 0.6%
CA Los Angeles Unified School District
	Series 2009,

23

		Par ($)	Value ($)
Municipal Bonds — (continued)
	5.750% 07/01/34	2,055,000	2,057,651
CA State
	Series 2009,
	7.550% 04/01/39	725,000	790,228
CALIFORNIA TOTAL			2,847,879

	Total Municipal Bonds (cost of $2,835,145)		2,847,879

Government & Agency Obligations — 0.6%
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Federative Republic of Brazil
	6.000% 01/17/17	1,000,000	1,100,000
Republic of Italy
	5.375% 06/12/17	1,600,000	1,674,586
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			2,774,586

	Total Government & Agency Obligations (cost of $2,701,107)		2,774,586

Collateralized Mortgage Obligations — 0.1%
NON - AGENCY — 0.1%
Citicorp Mortgage Securities, Inc.
	5.960% 05/25/37 (07/01/10) (c)(d)	1,443,931	147,988
Countrywide Alternative Loan Trust
	5.500% 09/25/35	2,082,418	129,356
Nomura Asset Acceptance Corp.
	0.447% 08/25/36 (07/26/10) (c)(d)	83,699	34,677
Sequoia Mortgage Trust
	5.624% 07/20/37 (07/01/10) (c)(d)	993,171	119,120
Wachovia Mortgage Loan Trust LLC
	5.138% 05/20/36 (07/01/10) (c)(d)	316,823	1,883
NON-AGENCY TOTAL			433,024

	Total Collateralized Mortgage Obligations (cost of $4,968,734)		433,024

		Shares
Common Stock — 0.0%
CONSUMER DISCRETIONARY — 0.0%
	Six Flags Entertainment Corp. (j)	5,916	198,940
CONSUMER DISCRETIONARY TOTAL			198,940

	Total Common Stock (cost of $392,637)		198,940

24

	Par ($)	Value ($)
Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
10.000% 10/15/17	1,105	1,241
10.000% 01/15/19	254	286
10.500% 01/15/16	2,246	2,513
10.500% 04/15/20	1,455	1,660
10.500% 05/15/20	6,205	7,077
11.500% 05/15/13	2,506	2,766
12.500% 10/15/13	549	580
12.500% 11/15/13	1,730	1,962
12.500% 12/15/13	4,580	5,185
14.000% 08/15/11	373	392

	Total Mortgage-Backed Securities (cost of $21,226)	23,662

	Units
Warrants — 0.0%
FINANCIALS — 0.0%
CNB Capital Trust I Expires 03/23/19 (a)(b)(j)	8,101	81
FINANCIALS TOTAL		81

	Total Warrants (cost of $81)	81

	Shares
Preferred Stock — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
CMP Susquehanna Radio Holdings Corp., Series A (a)(b)(j)	7,089	71
Media Total		71
COMMUNICATIONS TOTAL		71

	Total Preferred Stock (cost of $71)	71

	Total Investments — 97.4% (cost of $456,160,798)(k)(l)	462,494,227

	Other Assets & Liabilities, Net — 2.6%	12,388,094

	Net Assets — 100.0%	474,882,321

25

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Asset-Backed and Mortgage-Backed Securities are generally valued by pricing services, which utilize pricing models that incorporate the securities cash flow and loan performance data.  These models also take into account available market data, including trade, market quotations, and benchmark yield curves for identical or similar securities.  Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life.  Asset-Backed and Mortgage-Backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swap contracts are marked to market daily based upon spread quotations from market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

26

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$22,660,655	$—	$22,660,655
Communications	—	57,648,327	17,700	57,666,027
Consumer Cyclical	—	21,659,910	2,761,777	24,421,687
Consumer Non-Cyclical	—	39,942,868	—	39,942,868
Diversified	—	219,938	—	219,938
Energy	—	56,020,083	—	56,020,083
Financials	—	147,752,940	—	147,752,940
Industrials	—	24,015,876	328,561	24,344,437
Technology	—	10,582,545	—	10,582,545
Utilities	—	42,328,495	—	42,328,495
Total Corporate Fixed-Income Bonds & Notes	—	422,831,637	3,108,038	425,939,675
Total Asset-Backed Securities	—	23,289,006	—	23,289,006
Total Commercial Mortgage-Backed Securities	—	6,987,303	—	6,987,303
Total Municipal Bonds	—	2,847,879	—	2,847,879
Total Government & Agency Obligations	—	2,774,586	—	2,774,586
Total Collateralized Mortgage Obligations	—	433,024	—	433,024
Total Common Stock	198,940	—	—	198,940
Total Mortgage-Backed Securities	—	23,662	—	23,662
Total Warrants	—	—	81	81
Total Preferred Stock	—	—	71	71
Total Investments	198,940	459,187,097	3,108,190	462,494,227
Value of Credit Default Swap Contracts — Appreciation	—	803,915	—	803,915
Value of Credit Default Swap Contracts - Depreciation	—	(403,135)	—	(403,135)
Unrealized Depreciation on Futures Contracts	(2,016,238)	—	—	(2,016,238)
Total	$(1,817,298)	$459,587,877	$3,108,190	$460,878,769

27

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain corporate fixed-income bonds & notes, preferred stock, and warrants classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.   Certain corporate fixed-income bonds & notes classified as Level 3 securities are valued using the market approach and may utilize single market quotations from broker dealers.  Certain corporate fixed-income bonds & notes are valued using a market approach.  To determine fair value for these securities, management considered estimates of the securities cash flow and loan performance data.  Management also took into account available market data, including observed yields on securities management deemed comparable.  Certain corporate fixed-income bonds & notes classified as Level 3 securities are valued using an income approach, which considers estimates of distributions from potential actions related to the respective company’s bankruptcy filing.

There were no significant transfers between Levels 1 and 2 during the period.

The following table reconciles asset balances for the three months ending June 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2010	Accrued Discounts / Premiums	Realized Gain / (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2010
Corporate Fixed-Income Bonds & Notes
Communications	$17,700	$127	$—	$(127)	$—	$—	$—	$—	$17,700
Consumer Cyclical	3,240,053	—	47,239	(44,020)	—	(481,495)	—	—	2,761,777
Industrials	341,792	—	(24,090)	55,455	—	(44,596)	—	—	328,561
Warrants
Financials	81	—	—	—	—	—	—	—	81
Preferred Stock
Communications	71	—	—	—	—	—	—	—	71
	$3,599,697	$127	$23,149	$11,308	$—	$(526,091)	$—	$—	$3,108,190

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at June 30, 2010, which were valued using significant unobservable inputs    (Level 3) amounted to $11,308.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities, which are not illiquid except for the following, amounted to $64,567,318, which represents 13.6% of net assets.

Security	Acquisition Dates	Par/Units	Cost	Value
CMP Susquehanna Radio Holdings Corp. Series A	03/26/09	7,089	$71	$71
CNB Capital Trust I Expires 03/23/19	03/26/09	8,101	81	81
CMP Susquehanna Corp. 3.430% 05/15/14	03/26/09	$30,000	27,777	17,700
Systems 2001 Asset Trust 6.664% 09/15/13	06/04/01	$391,084	391,084	419,586
				$437,438

28

(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2010, the value of these securities amounted to $233,489, which represents less than 0.1% of net assets.

(c)	Parenthetical date represents the next interest rate reset date for the security.
(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2010.
(e)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. At June 30, 2010, the value of these securities amounted to $1,691,569, which represents 0.4% of net assets.

(f)	Security has no value.
(g)	Security purchased on a delayed delivery basis.
(h)	Investments in affiliates during the three months ended June 30, 2010:

	Value,				Value,
	beginning of		Sales	Interest	end of
Affiliate	period	Purchases	Proceeds	Income	period
Merrill Lynch & Co., Inc., 5.700% 05/02/17	$6,331,748	$—	$1,899,302	$27,257	$—
Merrill Lynch & Co., Inc., 7.750% 05/14/38	2,865,398	—	—	16,695	—
	$9,197,146	$—	$1,899,302	$43,952	$—

As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(i)	Loan participation agreement.
(j)	Non-income producing security.
(k)	Cost for federal income tax purposes is $456,830,954.
(l)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$32,942,893	$(27,279,620)	$5,663,273

At June 30, 2010, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation		Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15		Buy	1.000%	06/20/15	$5,000,000	$205,332	$25,960
Barclays Capital	Textron, Inc.		Buy	1.000%	03/20/15	2,000,000	63,593	73,913
Barclays Capital	D.R. Horton, Inc.		Buy	1.000%	03/20/15	5,000,000	218,221	192,670
Barclays Capital	The Home Depot, Inc.		Buy	1.000%	03/20/15	8,000,000	(37,977)	(95,787)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15		Buy	1.000%	09/20/14	3,715,000	29,184	120,606
BNP Paribas	Marriott International, Inc.		Buy	1.000%	03/20/15	5,560,000	51,644	60,300
Credit Suisse First Boston	Morgan Stanley		Buy	1.000%	06/20/15	8,045,000	692,525	(112,211)
Credit Suisse First Boston	Textron, Inc.		Buy	1.000%	03/20/15	3,560,000	121,078	124,170
JPMorgan	Macy’s, Inc	.	Buy	1.000%	03/20/15	6,000,000	321,834	(29,430)
JPMorgan	D.R. Horton, Inc.		Buy	1.000%	03/20/15	4,500,000	196,380	173,321
Morgan Stanley	Limited Brands, Inc.		Buy	1.000%	03/20/15	5,000,000	235,715	32,975
Morgan Stanley	The Home Depot, Inc.		Buy	1.000%	03/20/15	3,700,000	(28,013)	(34,543)
Morgan Stanley	United Kingdom 4.250% 06/07/32		Buy	1.000%	06/20/15	6,062,500	(14,385)	(64,184)
UBS	United Kingdom 4.250% 06/07/32		Buy	1.000%	06/20/15	6,062,500	(11,503)	(66,980)
								$400,780

29

At June 30, 2010, the Fund held the following open short futures contracts:

Interest Rate Risk Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
2-Year U.S. Treasury Notes	134	$29,322,969	$29,217,846	Sept-2010	$(105,123)
5-Year U.S. Treasury Notes	291	34,440,305	34,000,586	Sept-2010	(439,719)
30-Year U.S. Treasury Bonds	273	34,807,500	33,848,980	Sept-2010	(958,520)
Euro Currency	150	22,965,000	22,452,124	Sept-2010	(512,876)
					$(2,016,238)

At June 30, 2010, cash of $1,678,000 was pledged as collateral for open futures contracts.

Acronym	Name

EUR	Euro
PIK	Payment-In-Kind

30

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia Intermediate Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 39.4%
BASIC MATERIALS — 2.0%
Chemicals — 0.8%
CF Industries, Inc.
	6.875% 05/01/18	670,000	681,725
Dow Chemical Co.
	5.900% 02/15/15	6,110,000	6,677,167
	8.550% 05/15/19	2,100,000	2,570,637
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
	8.875% 02/01/18	1,225,000	1,105,562
INEOS Finance PLC
	9.000% 05/15/15 (a)	475,000	473,813
INVISTA
	9.250% 05/01/12 (a)	373,000	378,595
LBI Escrow Corp.
	8.000% 11/01/17 (a)	560,000	576,800
Lubrizol Corp.
	8.875% 02/01/19	3,235,000	4,048,486
MacDermid, Inc.
	9.500% 04/15/17 (a)	410,000	410,000
NOVA Chemicals Corp.
	8.375% 11/01/16	260,000	258,700
	8.625% 11/01/19	260,000	257,400
Solutia, Inc.
	8.750% 11/01/17	525,000	546,000
Chemicals Total			17,984,885
Forest Products & Paper — 0.1%
Cascades, Inc.
	7.750% 12/15/17	580,000	577,100
Clearwater Paper Corp.
	10.625% 06/15/16	240,000	264,300
Domtar Corp.
	10.750% 06/01/17	210,000	252,000
Georgia-Pacific Corp.
	8.000% 01/15/24	775,000	821,500
PE Paper Escrow GmbH
	12.000% 08/01/14 (a)	785,000	862,519
Forest Products & Paper Total			2,777,419
Iron/Steel — 0.6%
ArcelorMittal
	7.000% 10/15/39	1,150,000	1,214,694

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
	9.850% 06/01/19	3,120,000	3,898,880
Nucor Corp.
	5.000% 06/01/13	2,295,000	2,500,823
	5.850% 06/01/18	4,800,000	5,500,430
Russel Metals, Inc.
	6.375% 03/01/14	500,000	481,250
United States Steel Corp.
	7.000% 02/01/18	340,000	336,175
Iron/Steel Total			13,932,252
Metals & Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	285,000	313,500
Novelis, Inc.
	7.250% 02/15/15	130,000	125,450
Teck Resources Ltd.
	10.750% 05/15/19	805,000	986,366
Vale Overseas Ltd.
	6.875% 11/21/36	7,620,000	7,943,934
Vedanta Resources PLC
	9.500% 07/18/18 (a)	940,000	998,750
Metals & Mining Total			10,368,000
BASIC MATERIALS TOTAL			45,062,556
COMMUNICATIONS — 3.2%
Advertising — 0.0%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	165,000	165,825
	10.000% 07/15/17	95,000	104,737
Advertising Total			270,562
Media — 1.4%
Belo Corp.
	8.000% 11/15/16	285,000	292,838
CCH II LLC/CCH II Capital Corp.
	13.500% 11/30/16	623,371	726,227
Cequel Communications Holdings I LLC & Cequel Capital Corp.
	8.625% 11/15/17 (a)	295,000	293,894
Clear Channel Worldwide Holdings, Inc.
	9.250% 12/15/17 (a)	300,000	301,500
CMP Susquehanna Corp.
	3.430% 05/15/14 (08/12/10) (b)(c)(d)	38,000	22,420

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Comcast Corp.
	6.950% 08/15/37	7,450,000	8,474,569
CSC Holdings LLC
	8.500% 04/15/14	1,060,000	1,105,050
DirecTV Holdings LLC
	6.375% 06/15/15	1,780,000	1,842,300
DISH DBS Corp.
	6.625% 10/01/14	265,000	265,000
	7.875% 09/01/19	720,000	748,800
Gray Television, Inc.
	10.500% 06/29/15 (a)	542,000	525,740
Insight Communications Co., Inc.
	9.375% 07/15/18 (a)	135,000	135,338
Liberty Media LLC
	8.250% 02/01/30	695,000	639,400
Mediacom Broadband LLC/Mediacom Broadband Corp.
	8.500% 10/15/15	185,000	176,675
Mediacom LLC/Mediacom Capital Corp.
	9.125% 08/15/19	240,000	231,600
News America, Inc.
	6.400% 12/15/35	4,835,000	5,262,114
Salem Communications Corp.
	9.625% 12/15/16	490,000	504,700
Sinclair Television Group, Inc.
	9.250% 11/01/17 (a)	465,000	469,650
Sirius XM Radio, Inc.
	8.750% 04/01/15 (a)	285,000	280,725
	9.750% 09/01/15 (a)	925,000	982,812
Time Warner Cable, Inc.
	5.000% 02/01/20	4,485,000	4,586,545
	5.850% 05/01/17	2,260,000	2,481,369
Media Total			30,349,266
Telecommunication Services — 1.8%
AT&T, Inc.
	6.550% 02/15/39	4,005,000	4,485,964
British Telecommunications PLC
	5.950% 01/15/18	6,855,000	7,148,723
Cincinnati Bell, Inc.
	8.250% 10/15/17	610,000	570,350

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Clearwire Communications LLC/Clearwire Finance, Inc.
	12.000% 12/01/15 (a)	765,000	759,582
Cricket Communications, Inc.
	9.375% 11/01/14	700,000	710,500
Crown Castle International Corp.
	9.000% 01/15/15	505,000	534,038
Digicel Group Ltd.
	8.875% 01/15/15 (a)	1,165,000	1,138,787
Frontier Communications Corp.
	7.875% 01/15/27	1,420,000	1,281,550
Global Crossing Ltd.
	12.000% 09/15/15 (a)	540,000	572,400
Intelsat Jackson Holdings SA
	11.250% 06/15/16	465,000	495,225
ITC Deltacom, Inc.
	10.500% 04/01/16 (a)	995,000	955,200
Level 3 Financing, Inc.
	8.750% 02/15/17	755,000	653,075
	9.250% 11/01/14	440,000	399,300
Lucent Technologies, Inc.
	6.450% 03/15/29	575,000	379,500
MetroPCS Wireless, Inc.
	9.250% 11/01/14	700,000	721,000
Nextel Communications, Inc.
	7.375% 08/01/15	1,190,000	1,130,500
Nielsen Finance LLC/Nielsen Finance Co.
	11.500% 05/01/16	350,000	382,375
NII Capital Corp.
	10.000% 08/15/16	345,000	363,113
PAETEC Holding Corp.
	8.875% 06/30/17	375,000	375,000
	8.875% 06/30/17 (a)	230,000	230,000
Quebecor Media, Inc.
	7.750% 03/15/16	970,000	950,600
Qwest Communications International, Inc.
	7.500% 02/15/14	1,020,000	1,022,550
Qwest Corp.
	7.500% 06/15/23	655,000	627,162
SBA Telecommunications, Inc.
	8.250% 08/15/19 (a)	325,000	342,063

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Sprint Capital Corp.
	6.875% 11/15/28	320,000	265,600
Syniverse Technologies, Inc.
	7.750% 08/15/13	485,000	472,875
Telefonica Emisiones SAU
	6.221% 07/03/17	2,880,000	3,132,576
	6.421% 06/20/16	4,265,000	4,678,266
Verizon Communications, Inc.
	6.250% 04/01/37	1,825,000	1,960,658
Virgin Media Finance PLC
	9.500% 08/15/16	890,000	940,062
West Corp.
	11.000% 10/15/16	450,000	457,875
Wind Acquisition Finance SA
	11.750% 07/15/17 (a)	951,000	974,775
Windstream Corp.
	8.625% 08/01/16	565,000	569,237
Telecommunication Services Total			39,680,481
COMMUNICATIONS TOTAL			70,300,309
CONSUMER CYCLICAL — 2.1%
Airlines — 0.2%
Continental Airlines, Inc.
	6.940% 10/15/13	471,145	483,631
	7.461% 04/01/15	3,886,417	3,833,950
Airlines Total			4,317,581
Auto Manufacturers — 0.0%
General Motors Corp.
	7.200% 01/15/11 (e)	735,000	222,338
	8.375% 07/15/33 (e)	665,000	212,800
Auto Manufacturers Total			435,138
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing Holdings, Inc.
	9.250% 01/15/17 (a)	185,000	190,550
Goodyear Tire & Rubber Co.
	10.500% 05/15/16	845,000	918,937
Lear Corp.
	7.875% 03/15/18	340,000	340,850
	8.125% 03/15/20	65,000	65,163
TRW Automotive, Inc.
	7.000% 03/15/14 (a)	495,000	490,050
Auto Parts & Equipment Total			2,005,550

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Distribution/Wholesale — 0.0%
McJunkin Red Man Corp.
	9.500% 12/15/16 (a)	335,000	324,950
Distribution/Wholesale Total			324,950
Entertainment — 0.1%
Boyd Gaming Corp.
	6.750% 04/15/14	425,000	371,875
	7.125% 02/01/16	170,000	139,825
Jacobs Entertainment, Inc.
	9.750% 06/15/14	555,000	516,150
Pinnacle Entertainment, Inc.
	8.750% 05/15/20 (a)	520,000	481,650
Shingle Springs Tribal Gaming Authority
	9.375% 06/15/15 (a)	1,360,000	1,077,800
Six Flags, Inc.
	9.625% 06/01/14 (d)(f)	287,000	—
Tunica-Biloxi Gaming Authority
	9.000% 11/15/15 (a)	220,000	196,900
Entertainment Total			2,784,200
Home Builders — 0.2%
Beazer Homes USA, Inc.
	9.125% 06/15/18	489,000	452,325
D.R. Horton, Inc.
	5.625% 09/15/14	960,000	940,800
K Hovnanian Enterprises, Inc.
	10.625% 10/15/16	460,000	460,000
KB Home
	5.875% 01/15/15	540,000	480,600
Ryland Group, Inc.
	8.400% 05/15/17	315,000	333,900
Standard Pacific Corp.
	7.000% 08/15/15	635,000	587,375
Home Builders Total			3,255,000
Home Furnishings — 0.0%
Norcraft Companies LP/Norcraft Finance Corp.
	10.500% 12/15/15 (a)	235,000	242,050
Home Furnishings Total			242,050

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.
	7.500% 10/15/27	705,000	613,350
Leisure Time Total			613,350
Lodging — 0.2%
Harrah’s Operating Co., Inc.
	11.250% 06/01/17	585,000	615,712
Host Hotels & Resorts LP
	6.750% 06/01/16	605,000	598,194
MGM Resorts International
	11.375% 03/01/18 (a)	850,000	799,000
Pokagon Gaming Authority
	10.375% 06/15/14 (a)	375,000	388,125
Seminole Indian Tribe of Florida
	6.535% 10/01/20 (a)	110,000	98,253
	7.804% 10/01/20 (a)	540,000	494,570
Snoqualmie Entertainment Authority
	9.125% 02/01/15 (a)	640,000	536,000
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	150,000	150,000
Lodging Total			3,679,854
Retail — 1.3%
AmeriGas Partners LP
	7.250% 05/20/15	335,000	335,000
CVS Pass-Through Trust
	5.298% 01/11/27 (a)	4,590,576	4,616,577
	6.036% 12/10/28	4,490,992	4,593,297
	8.353% 07/10/31 (a)	8,990,525	10,899,752
General Nutrition Centers, Inc.
	PIK,
	5.750% 03/15/14 (09/15/10) (b)(c)	230,000	211,025
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	380,000	384,750
	8.750% 03/01/15	525,000	534,187
Limited Brands, Inc.
	8.500% 06/15/19	445,000	479,487
Macy’s Retail Holdings, Inc.
	5.350% 03/15/12	1,250,000	1,278,125
McDonald’s Corp.
	5.000% 02/01/19	1,250,000	1,392,652
	5.700% 02/01/39	2,685,000	3,026,758
Michaels Stores, Inc.
	11.375% 11/01/16	60,000	62,400

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Neiman Marcus Group, Inc.
	10.375% 10/15/15	115,000	117,013
	PIK,
	9.000% 10/15/15	225,000	225,563
QVC, Inc.
	7.125% 04/15/17 (a)	85,000	83,300
	7.375% 10/15/20 (a)	75,000	72,938
	7.500% 10/01/19 (a)	205,000	201,413
Rite Aid Corp.
	10.250% 10/15/19	350,000	348,687
Toys R US, Inc.
	7.375% 10/15/18	700,000	658,000
Retail Total			29,520,924
Storage/Warehousing — 0.0%
Niska Gas Storage U.S. LLC/Niska Gas Storage Canada ULC
	8.875% 03/15/18 (a)	315,000	319,725
Storage/Warehousing Total			319,725
CONSUMER CYCLICAL TOTAL			47,498,322
CONSUMER NON-CYCLICAL — 4.0%
Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc.
	7.200% 01/15/14 (a)	4,260,000	4,898,297
	7.750% 01/15/19 (a)	3,210,000	3,896,176
	8.000% 11/15/39 (a)	4,720,000	6,167,473
Beverages Total			14,961,946
Commercial Services — 0.2%
ARAMARK Corp.
	8.500% 02/01/15	645,000	651,450
Ashtead Holdings PLC
	8.625% 08/01/15 (a)	470,000	465,300
Cardtronics, Inc.
	9.250% 08/15/13	390,000	393,900
Corrections Corp. of America
	6.250% 03/15/13	440,000	443,300
Garda World Security Corp.
	9.750% 03/15/17 (a)	140,000	142,100
Hertz Corp.
	8.875% 01/01/14	300,000	303,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Iron Mountain, Inc.
	8.000% 06/15/20	250,000	253,750
Rental Service Corp.
	9.500% 12/01/14	775,000	770,156
Service Corp. International
	7.000% 06/15/17	750,000	738,750
Trans Union LLC/TransUnion Financing Corp.
	11.375% 06/15/18 (a)	160,000	165,600
United Rentals North America, Inc.
	9.250% 12/15/19	465,000	468,488
	10.875% 06/15/16	440,000	471,900
Commercial Services Total			5,268,444
Cosmetics/Personal Care — 0.0%
Revlon Consumer Products Corp.
	9.750% 11/15/15 (a)	130,000	133,250
Cosmetics/Personal Care Total			133,250
Food — 1.6%
Campbell Soup Co.
	4.500% 02/15/19	4,405,000	4,798,177
ConAgra Foods, Inc.
	7.000% 10/01/28	9,295,000	10,933,941
Kraft Foods, Inc.
	6.500% 02/09/40	15,395,000	17,216,675
Kroger Co.
	8.000% 09/15/29	1,145,000	1,476,750
Michael Foods, Inc.
	9.750% 07/15/18 (a)	255,000	262,013
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
	9.250% 04/01/15 (a)	260,000	265,200
	9.250% 04/01/15	590,000	601,800
Food Total			35,554,556
Healthcare Products — 0.1%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	1,375,000	1,478,125
Healthcare Products Total			1,478,125
Healthcare Services — 0.7%
Capella Healthcare, Inc.
	9.250% 07/01/17 (a)	60,000	60,600
Community Health Systems, Inc.
	8.875% 07/15/15	845,000	871,406

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
DaVita, Inc.
	7.250% 03/15/15	445,000	445,000
HCA, Inc.
	9.250% 11/15/16	30,000	31,800
	PIK,
	9.625% 11/15/16	2,696,000	2,884,720
Health Net, Inc.
	6.375% 06/01/17	755,000	702,150
Healthsouth Corp.
	8.125% 02/15/20	150,000	147,375
	10.750% 06/15/16	440,000	475,200
Radiation Therapy Services, Inc.
	9.875% 04/15/17 (a)	120,000	115,200
Roche Holdings, Inc.
	6.000% 03/01/19 (a)	3,745,000	4,362,524
Select Medical Corp.
	7.625% 02/01/15	285,000	267,900
U.S. Oncology Holdings, Inc.
	PIK,
	6.643% 03/15/12 (09/15/10) (b)(c)	644,000	598,920
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc.
	8.000% 02/01/18	330,000	316,800
	8.000% 02/01/18 (a)(g)	250,000	241,250
WellPoint, Inc.
	7.000% 02/15/19	3,745,000	4,442,162
Healthcare Services Total			15,963,007
Household Products/Wares — 0.1%
American Greetings Corp.
	7.375% 06/01/16	460,000	458,850
Spectrum Brands Holdings, Inc.
	9.500% 06/15/18 (a)	405,000	417,656
Household Products/Wares Total			876,506
Pharmaceuticals — 0.6%
Abbott Laboratories
	5.600% 05/15/11	900,000	937,318
Elan Finance PLC
	8.875% 12/01/13	310,000	310,775
Mylan, Inc.
	7.875% 07/15/20 (a)	225,000	229,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Novartis Securities Investment Ltd.
	5.125% 02/10/19	5,905,000	6,610,329
Omnicare, Inc.
	6.875% 12/15/15	85,000	85,000
	7.750% 06/01/20	375,000	382,500
Patheon, Inc.
	8.625% 04/15/17 (a)	375,000	372,187
Valeant Pharmaceuticals International
	7.625% 03/15/20 (a)	150,000	177,000
	8.375% 06/15/16	620,000	700,600
Wyeth
	5.500% 02/01/14	1,480,000	1,662,542
	5.500% 02/15/16	2,240,000	2,567,604
Pharmaceuticals Total			14,035,355
CONSUMER NON-CYCLICAL TOTAL			88,271,189
DIVERSIFIED — 0.0%
Diversified Holding Companies — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
	7.750% 10/15/16 (a)	300,000	293,250
Diversified Holding Companies Total			293,250
DIVERSIFIED TOTAL			293,250
ENERGY — 4.7%
Coal — 0.0%
Arch Western Finance LLC
	6.750% 07/01/13	560,000	561,400
Consol Energy, Inc.
	8.250% 04/01/20 (a)	205,000	213,713
Coal Total			775,113
Oil & Gas — 2.6%
Anadarko Petroleum Corp.
	6.200% 03/15/40	13,635,000	10,787,753
Berry Petroleum Co.
	8.250% 11/01/16	50,000	48,375
	10.250% 06/01/14	85,000	91,375
Cimarex Energy Co.
	7.125% 05/01/17	770,000	773,850
Devon Energy Corp.
	6.300% 01/15/19	2,415,000	2,797,741
Forest Oil Corp.
	8.500% 02/15/14	435,000	453,487

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Frontier Oil Corp.
	8.500% 09/15/16	440,000	445,500
Gazprom International SA
	7.201% 02/01/20 (a)	3,830,511	3,955,003
Hess Corp.
	7.300% 08/15/31	3,135,000	3,698,695
Hilcorp Energy LP/Hilcorp Finance Co.
	7.750% 11/01/15 (a)	510,000	502,350
Marathon Oil Corp.
	7.500% 02/15/19	298,000	357,336
Newfield Exploration Co.
	6.625% 04/15/16	545,000	547,725
Nexen, Inc.
	5.875% 03/10/35	2,000,000	1,956,742
PetroHawk Energy Corp.
	7.875% 06/01/15	555,000	556,387
Pioneer Natural Resources Co.
	7.500% 01/15/20	45,000	46,377
Qatar Petroleum
	5.579% 05/30/11 (a)	545,747	556,809
Quicksilver Resources, Inc.
	7.125% 04/01/16	535,000	493,537
	8.250% 08/01/15	165,000	162,938
Range Resources Corp.
	7.500% 05/15/16	315,000	317,756
	8.000% 05/15/19	165,000	172,219
Ras Laffan Liquefied Natural Gas Co., Ltd. II
	5.298% 09/30/20 (a)	3,400,000	3,525,868
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16 (a)	2,230,000	2,398,365
SandRidge Energy, Inc.
	PIK,
	8.625% 04/01/15	375,000	364,219
Shell International Finance BV
	5.500% 03/25/40	7,455,000	7,939,090
Southwestern Energy Co.
	7.500% 02/01/18	250,000	265,625
Talisman Energy, Inc.
	5.850% 02/01/37	3,745,000	3,892,531

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
	7.750% 06/01/19	8,399,000	10,311,301
Oil & Gas Total			57,418,954
Oil & Gas Services — 0.4%
American Petroleum Tankers LLC/AP Tankers Co.
	10.250% 05/01/15 (a)	180,000	180,450
Expro Finance Luxembourg SCA
	8.500% 12/15/16 (a)	900,000	859,500
Weatherford International Ltd.
	7.000% 03/15/38	7,590,000	7,182,409
Oil & Gas Services Total			8,222,359
Pipelines — 1.7%
Atlas Pipeline Partners LP
	8.125% 12/15/15	610,000	561,200
El Paso Corp.
	6.875% 06/15/14	805,000	819,631
Kinder Morgan Energy Partners LP
	5.625% 02/15/15	2,910,000	3,141,383
	6.500% 09/01/39	5,420,000	5,585,369
	6.950% 01/15/38	2,970,000	3,156,053
MarkWest Energy Partners LP
	6.875% 11/01/14	190,000	182,875
Plains All American Pipeline LP/PAA Finance Corp.
	6.650% 01/15/37	2,560,000	2,556,767
Regency Energy Partners LP/Regency Energy Finance Corp.
	8.375% 12/15/13	60,000	61,800
	9.375% 06/01/16 (a)	170,000	180,200
Southern Natural Gas Co.
	8.000% 03/01/32	3,625,000	4,107,553
Southern Star Central Corp.
	6.750% 03/01/16	105,000	101,587
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (b)(c)	9,445,000	8,417,856
Williams Companies, Inc.
	7.875% 09/01/21	170,000	194,836

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Williams Partners LP
	6.300% 04/15/40 (a)	10,185,000	10,232,981
Pipelines Total			39,300,091
ENERGY TOTAL			105,716,517
FINANCIALS — 16.4%
Banks — 8.8%
Bank of New York Mellon Corp.
	5.450% 05/15/19	6,750,000	7,535,720
Barclays Bank PLC
	3.900% 04/07/15	5,625,000	5,680,327
	6.860% 09/29/49 (a)	2,100,000	1,690,500
	7.375% 06/29/49 (12/01/11) (a)(b)(c)	2,385,000	2,110,725
	7.434% 09/29/49 (12/15/17) (a)(b)(c)	3,750,000	3,337,500
Capital One Capital IV
	6.745% 02/17/37 (b)	8,090,000	6,755,150
Capital One Capital V
	10.250% 08/15/39	11,040,000	11,647,200
Chinatrust Commercial Bank
	5.625% 03/29/49 (03/17/15) (a)(b)(c)	2,350,000	2,112,655
CIT Group, Inc.
	7.000% 05/01/17	2,170,000	1,953,000
Citigroup, Inc.
	6.010% 01/15/15	830,000	870,573
	8.125% 07/15/39	20,965,000	25,010,763
Comerica Bank
	5.200% 08/22/17	4,645,000	4,755,421
	5.750% 11/21/16	1,495,000	1,594,702
Discover Bank/Greenwood DE
	8.700% 11/18/19	8,645,000	9,597,627
Discover Financial Services
	10.250% 07/15/19	2,940,000	3,499,026
Fifth Third Bank
	0.546% 05/17/13 (08/17/10) (b)(c)	2,140,000	2,009,434
JPMorgan Chase & Co.
	7.900% 04/29/49 (04/30/18) (b)(c)	18,800,000	19,377,724
JPMorgan Chase Capital XVII
	5.850% 08/01/35	6,550,000	5,941,073
JPMorgan Chase Capital XXIII
	1.436% 05/15/47 (08/16/10) (b)(c)	7,255,000	5,307,823
KeyBank NA
	5.800% 07/01/14	4,054,000	4,328,063

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Keycorp
	6.500% 05/14/13	11,170,000	12,218,539
Lloyds TSB Bank PLC
	4.375% 01/12/15 (a)	10,967,000	10,566,255
Lloyds TSB Group PLC
	6.267% 12/31/49 (a)	2,930,000	1,508,950
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	1,759,000	1,765,902
Merrill Lynch & Co., Inc.
	5.700% 05/02/17 (h)	6,005,000	6,023,147
	6.050% 08/15/12 (h)	1,355,000	1,440,698
	7.750% 05/14/38 (h)	4,655,000	4,978,741
National City Bank of Cleveland
	6.200% 12/15/11	1,590,000	1,683,125
National City Bank of Kentucky
	6.300% 02/15/11	2,830,000	2,883,371
National City Corp.
	6.875% 05/15/19	2,535,000	2,845,586
Northern Trust Co.
	6.500% 08/15/18	6,370,000	7,486,088
PNC Funding Corp.
	3.625% 02/08/15	3,220,000	3,314,523
	5.125% 02/08/20	4,920,000	5,115,895
Regions Financial Corp.
	7.000% 03/01/11	7,806,000	7,898,259
Wachovia Corp.
	5.750% 02/01/18	1,175,000	1,287,269
Banks Total			196,131,354
Diversified Financial Services — 2.6%
Ally Financial, Inc.
	6.875% 09/15/11	835,000	846,481
	8.000% 03/15/20 (a)	1,200,000	1,173,000
	8.000% 11/01/31	663,000	611,617
American General Finance Corp.
	4.875% 07/15/12	75,000	67,875
	6.900% 12/15/17	1,105,000	879,856
Cemex Finance LLC
	9.500% 12/14/16 (a)	460,000	443,900
Eaton Vance Corp.
	6.500% 10/02/17	7,115,000	8,091,214

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
ERAC USA Finance LLC
	2.750% 07/01/13 (a)	5,890,000	5,908,106
	5.250% 10/01/20 (a)	5,450,000	5,507,307
Ford Motor Credit Co.
	7.500% 08/01/12	2,210,000	2,259,889
	8.000% 12/15/16	1,045,000	1,068,608
Ford Motor Credit Co., LLC
	7.000% 04/15/15	230,000	227,509
	7.800% 06/01/12	720,000	741,426
Fund American Companies, Inc.
	5.875% 05/15/13	4,535,000	4,751,265
International Lease Finance Corp.
	4.875% 09/01/10	18,027,000	17,936,865
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13 (e)	22,225,000	4,500,562
	6.875% 05/02/18 (e)	1,685,000	343,319
PF Export Receivables Master Trust
	3.748% 06/01/13 (a)	1,229,963	1,211,914
Diversified Financial Services Total			56,570,713
Insurance — 4.1%
Asurion Corp.
	6.850% 07/02/15 (07/12/10) (b)(c)(i)	342,155	323,337
	6.850% 07/02/15 (07/12/10) (b)(c)(i)	467,845	453,420
Berkshire Hathaway Finance Corp.
	4.850% 01/15/15	4,510,000	4,953,229
CNA Financial Corp.
	5.850% 12/15/14	2,204,000	2,283,340
	7.350% 11/15/19	4,796,000	5,096,441
Crum & Forster Holdings Corp.
	7.750% 05/01/17	630,000	633,150
ING Groep NV
	5.775% 12/29/49 (12/08/15) (b)(c)	14,640,000	10,321,200
Liberty Mutual Group, Inc.
	7.500% 08/15/36 (a)	6,805,000	6,719,822
	10.750% 06/15/58 (a)(b)	7,925,000	8,559,000
MetLife Capital Trust X
	9.250% 04/08/38 (a)(b)	4,220,000	4,557,600
MetLife, Inc.
	10.750% 08/01/39	11,380,000	13,525,471
Provident Companies, Inc.
	7.000% 07/15/18	190,000	201,920

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Prudential Financial, Inc.
	4.750% 06/13/15	3,210,000	3,323,024
	8.875% 06/15/38 (06/15/18) (b)(c)	16,000,000	16,880,000
Transatlantic Holdings, Inc.
	8.000% 11/30/39	7,905,000	7,981,157
Unum Group
	7.125% 09/30/16	5,715,000	6,279,356
Insurance Total			92,091,467
Real Estate Investment Trusts (REITs) — 0.9%
Brandywine Operating Partnership LP
	7.500% 05/15/15	4,265,000	4,650,479
Duke Realty LP
	7.375% 02/15/15	2,725,000	3,022,551
	8.250% 08/15/19	6,345,000	7,351,304
Health Care Property Investors, Inc.
	5.625% 05/01/17	3,395,000	3,438,891
Highwoods Properties, Inc.
	5.850% 03/15/17	1,810,000	1,805,799
Real Estate Investment Trusts (REITs) Total			20,269,024
Savings & Loans — 0.0%
Washington Mutual Bank
	5.125% 01/15/15 (e)	20,444,000	102,220
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49 (03/15/11) (a)(b)(c)(e)	2,725,000	98,781
Savings & Loans Total			201,001
FINANCIALS TOTAL			365,263,559
INDUSTRIALS — 2.3%
Aerospace & Defense — 0.6%
BE Aerospace, Inc.
	8.500% 07/01/18	630,000	661,500
Embraer Overseas Ltd.
	6.375% 01/15/20	7,400,000	7,593,880
Kratos Defense & Security Solutions, Inc.
	10.000% 06/01/17 (a)	390,000	395,850
L-3 Communications Corp.
	6.375% 10/15/15	660,000	660,000
Raytheon Co.
	5.500% 11/15/12	800,000	878,202
	7.200% 08/15/27	1,730,000	2,200,634
Sequa Corp.
	11.750% 12/01/15 (a)	600,000	580,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Systems 2001 Asset Trust
	6.664% 09/15/13 (a)	1,224,492	1,313,733
Aerospace & Defense Total			14,284,299
Air Transportation — 0.1%
Air 2 US
	8.027% 10/01/19 (a)	1,681,310	1,542,602
Air Transportation Total			1,542,602
Building Materials — 0.0%
Building Materials Corp. of America
	7.500% 03/15/20 (a)	135,000	132,638
Nortek, Inc.
	11.000% 12/01/13	576,622	601,128
Building Materials Total			733,766
Electrical Components & Equipment — 0.1%
Belden, Inc.
	7.000% 03/15/17	785,000	758,506
WireCo WorldGroup
	9.500% 05/15/17 (a)	240,000	234,000
Electrical Components & Equipment Total			992,506
Environmental Control — 0.0%
Clean Harbors, Inc.
	7.625% 08/15/16	455,000	467,513
Environmental Control Total			467,513
Machinery-Construction & Mining — 0.0%
Terex Corp.
	8.000% 11/15/17	780,000	721,500
Machinery-Construction & Mining Total			721,500
Machinery-Diversified — 0.1%
Case New Holland, Inc.
	7.875% 12/01/17 (a)	682,000	687,115
CPM Holdings, Inc.
	10.625% 09/01/14 (a)	385,000	406,656
Manitowoc Co., Inc.
	7.125% 11/01/13	520,000	501,800
Machinery-Diversified Total			1,595,571
Miscellaneous Manufacturing — 0.2%
American Railcar Industries, Inc.
	7.500% 03/01/14	330,000	320,100
Bombardier, Inc.
	6.300% 05/01/14 (a)	125,000	127,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
TriMas Corp.
	9.750% 12/15/17 (a)	590,000	597,375
Tyco International Ltd./Tyco International Finance SA
	6.875% 01/15/21	2,635,000	3,164,126
Miscellaneous Manufacturing Total			4,209,101
Packaging & Containers — 0.1%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	240,000	249,000
Crown Americas LLC & Crown Americas Capital Corp. II
	7.625% 05/15/17 (a)	315,000	326,025
Graham Packaging Co., LP/GPC Capital Corp. I
	8.250% 01/01/17 (a)	235,000	231,475
Graphic Packaging International, Inc.
	9.500% 06/15/17	730,000	762,850
Solo Cup Co.
	8.500% 02/15/14	780,000	700,050
Packaging & Containers Total			2,269,400
Transportation — 1.1%
BNSF Funding Trust I
	6.613% 12/15/55 (01/15/26) (b)(c)	5,041,000	4,801,552
Bristow Group, Inc.
	7.500% 09/15/17	560,000	534,800
Burlington Northern Santa Fe Corp.
	7.125% 12/15/10	3,900,000	4,007,418
	7.950% 08/15/30	2,140,000	2,760,502
Kansas City Southern de Mexico SA de CV
	7.625% 12/01/13	685,000	698,700
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	585,000	561,600
RailAmerica, Inc.
	9.250% 07/01/17	232,000	243,020
Ship Finance International Ltd.
	8.500% 12/15/13	540,000	531,900
Union Pacific Corp.
	5.700% 08/15/18	4,305,000	4,822,414

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
	6.650% 01/15/11	4,595,000	4,722,750
Transportation Total			23,684,656
INDUSTRIALS TOTAL			50,500,914
TECHNOLOGY — 0.7%
Computers — 0.0%
Seagate Technology International
	10.000% 05/01/14 (a)	265,000	302,100
Sungard Data Systems, Inc.
	9.125% 08/15/13	485,000	492,881
Computers Total			794,981
Networking Products — 0.2%
Cisco Systems, Inc.
	5.900% 02/15/39	4,250,000	4,724,155
Networking Products Total			4,724,155
Semiconductors — 0.0%
Amkor Technology, Inc.
	9.250% 06/01/16	285,000	298,538
Freescale Semiconductor, Inc.
	9.250% 04/15/18 (a)	60,000	59,250
Semiconductors Total			357,788
Software — 0.5%
First Data Corp.
	9.875% 09/24/15	610,000	461,600
Oracle Corp.
	4.950% 04/15/13	2,255,000	2,466,625
	6.500% 04/15/38	6,375,000	7,735,776
Software Total			10,664,001
TECHNOLOGY TOTAL			16,540,925
UTILITIES — 4.0%
Electric — 3.3%
AES Corp.
	8.000% 10/15/17	890,000	898,900
American Electric Power Co., Inc.
	5.250% 06/01/15	4,473,000	4,886,949
CMS Energy Corp.
	6.875% 12/15/15	320,000	341,288
Commonwealth Edison Co.
	5.900% 03/15/36	4,160,000	4,529,957
	5.950% 08/15/16	6,495,000	7,422,506
	6.150% 09/15/17	500,000	573,877

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
	6.950% 07/15/18	5,810,000	6,716,232
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	7,595,000	9,256,361
DTE Energy Co.
	7.625% 05/15/14	4,025,000	4,703,861
Dynegy Holdings, Inc.
	7.750% 06/01/19	640,000	442,400
Energy Future Holdings Corp.
	10.000% 01/15/20 (a)	175,000	174,125
Exelon Generation Co. LLC
	6.200% 10/01/17	370,000	420,605
FPL Energy American Wind LLC
	6.639% 06/20/23 (a)	2,465,293	2,621,667
FPL Energy National Wind LLC
	5.608% 03/10/24 (a)	566,776	577,114
Intergen NV
	9.000% 06/30/17 (a)	910,000	905,450
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (a)	540,000	552,150
MidAmerican Energy Holdings Co.
	5.875% 10/01/12	1,765,000	1,910,907
Mirant Americas Generation LLC
	8.500% 10/01/21	1,030,000	957,900
Niagara Mohawk Power Corp.
	4.881% 08/15/19 (a)	5,745,000	6,059,257
NRG Energy, Inc.
	7.375% 02/01/16	1,105,000	1,099,475
Oglethorpe Power Corp.
	6.974% 06/30/11	166,000	166,969
Oncor Electric Delivery Co.
	5.950% 09/01/13	6,270,000	6,904,022
Southern California Edison Co.
	5.000% 01/15/16	4,500,000	5,016,893
Southern Co.
	4.150% 05/15/14	2,325,000	2,452,484
Tenaska Alabama II Partners LP
	6.125% 03/30/23 (a)	2,824,783	2,979,949
Texas Competitive Electric Holdings Co. LLC
	10.250% 11/01/15	415,000	273,900
Electric Total			72,845,198

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Gas — 0.7%
Atmos Energy Corp.
	6.350% 06/15/17	3,665,000	4,076,129
	8.500% 03/15/19	5,330,000	6,698,850
Nakilat, Inc.
	6.067% 12/31/33 (a)	2,880,000	2,807,280
Sempra Energy
	6.500% 06/01/16	2,490,000	2,857,270
Gas Total			16,439,529
UTILITIES TOTAL			89,284,727

	Total Corporate Fixed-Income Bonds & Notes (cost of $854,662,287)		878,732,268

Commercial Mortgage-Backed Securities — 20.4%
Bear Stearns Commercial Mortgage Securities
	4.720% 11/11/35 (b)	5,300,000	5,536,611
	5.201% 12/11/38	3,710,000	3,794,570
	5.422% 09/11/42	7,473,251	7,729,510
	5.540% 09/11/41	5,375,000	5,607,161
	5.742% 09/11/42 (07/01/10) (b)(c)	8,580,000	8,955,410
	5.907% 09/11/38 (07/01/10) (b)(c)	1,290,000	1,384,167
	6.480% 02/15/35	6,261,162	6,395,041
Chase Commercial Mortgage Securities Corp.
	6.484% 02/12/16 (07/01/10) (a)(b)(c)	8,867,834	9,091,564
Citigroup Commercial Mortgage Trust
	5.413% 10/15/49	5,750,000	6,144,558
	6.034% 12/10/49	17,155,000	18,039,671
Credit Suisse First Boston Mortgage Securities Corp.
	4.801% 03/15/36	15,000,000	15,826,051
	6.387% 08/15/36	6,151,722	6,449,863
Credit Suisse Mortgage Capital Certificates
	6.019% 06/15/38 (07/01/10) (b)(c)	6,345,000	6,709,469
First Union National Bank Commercial Mortgage
	6.141% 02/12/34	19,017,660	19,892,508
GE Capital Commercial Mortgage Corp.
	4.819% 01/10/38	5,110,000	5,391,221

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
GMAC Commercial Mortgage Securities, Inc.
	5.023% 04/10/40	10,600,000	11,255,874
	5.659% 05/10/40 (07/01/10) (b)(c)	12,745,000	13,803,044
	5.713% 10/15/38	20,000,000	21,069,414
	I.O.,
	0.842% 04/10/40 (07/01/10) (a)(b)(c)	30,526,214	102,074
Greenwich Capital Commercial Funding Corp.
	5.317% 06/10/36 (07/01/10) (b)(c)	14,416,000	15,409,848
	6.085% 07/10/38 (07/01/10) (b)(c)	16,085,000	16,813,377
GS Mortgage Securities Corp. II
	5.560% 11/10/39	11,000,000	11,161,559
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.985% 01/12/37	15,000,000	15,733,084
	5.336% 05/15/47	8,490,000	8,391,056
	5.440% 06/12/47	16,800,000	16,778,474
	5.937% 02/12/49 (07/01/10) (b)(c)	1,315,000	1,325,212
	6.068% 02/12/51	3,687,000	3,561,992
	6.162% 05/12/34	20,633,000	21,801,003
	I.O.,
	0.325% 10/15/42 (07/01/10) (b)(c)	132,929,069	593,900
LB-UBS Commercial Mortgage Trust
	4.853% 09/15/31	6,270,000	6,592,031
	5.430% 02/15/40	7,500,000	7,522,673
	5.866% 09/15/45 (07/11/10) (b)(c)	6,785,000	6,835,631
	6.510% 12/15/26	3,784,610	3,810,657
Morgan Stanley Capital I
	5.447% 02/12/44 (07/01/10) (b)(c)	11,589,979	11,517,814
Morgan Stanley Dean Witter Capital I
	4.180% 03/12/35	4,918,679	5,077,733
	4.920% 03/12/35	4,065,000	4,300,489
	5.980% 01/15/39	1,500,000	1,581,845
	6.390% 07/15/33	8,582,401	8,865,199
Structured Asset Securities Corp.
	I.O.,
	2.108% 02/25/28 (07/01/10) (b)(c)	2,066,909	117
Wachovia Bank Commercial Mortgage Trust
	3.989% 06/15/35	11,930,000	12,319,005
	5.037% 03/15/42	7,195,806	7,555,167
	5.077% 10/15/35 (07/01/10) (a)(b)(c)	10,000,000	10,722,973
	5.083% 03/15/42 (07/01/10) (b)(c)	9,575,000	10,089,666
	5.110% 07/15/42 (07/01/10) (b)(c)	15,000,000	15,578,445
	5.382% 10/15/44 (b)	8,550,000	9,148,639

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	5.484% 07/15/41 (07/01/10) (b)(c)	20,000,000	21,216,126
	5.495% 12/15/44 (07/01/10) (b)(c)	4,820,000	4,712,867
	5.609% 03/15/45 (07/01/10) (b)(c)	2,305,000	2,103,782
	5.765% 07/15/45 (07/01/10) (b)(c)	18,640,000	19,543,986
	I.O.,
	0.426% 03/15/42 (07/01/10) (a)(b)(c)	410,870,047	1,978,545

	Total Commercial Mortgage-Backed Securities (cost of $432,663,514)		455,820,676

Government & Agency Obligations — 16.7%
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Republic of Italy
	5.375% 06/12/17	4,690,000	4,908,629
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			4,908,629
U.S. GOVERNMENT AGENCIES — 1.2%
Federal National Mortgage Association
	1.580% 06/28/13	25,000,000	25,070,975
U.S. GOVERNMENT AGENCIES TOTAL			25,070,975
U.S. GOVERNMENT OBLIGATIONS — 15.3%
U.S. Treasury Bill
	1.000% 12/23/10	30,000,000	29,972,365
U.S. Treasury Bonds
	4.250% 05/15/39	17,260,000	18,249,757
	4.375% 11/15/39	21,869,000	23,608,263
U.S. Treasury Notes
	1.375% 03/15/13	4,975,000	5,039,526
	1.375% 05/15/13	2,525,000	2,555,780
	2.125% 05/31/15	11,660,000	11,860,435
	2.250% 01/31/15	37,265,000	38,193,718
	2.500% 03/31/15	22,325,000	23,134,281
	2.500% 04/30/15	8,102,000	8,390,002
	3.125% 04/30/17	36,000,000	37,631,232
	3.125% 05/15/19	530,000	541,055
	3.250% 07/31/16	22,125,000	23,454,226
	3.375% 11/15/19 (j)	29,877,000	30,943,699
	3.500% 05/15/20	1,455,000	1,522,745
	3.625% 08/15/19	22,370,000	23,654,530
	3.625% 02/15/20	11,520,000	12,171,594

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
U.S. Treasury Strip Principal
	02/15/40	172,480,000	50,939,381
U.S. GOVERNMENT OBLIGATIONS TOTAL			341,862,589

	Total Government & Agency Obligations (cost of $349,687,614)		371,842,193

Mortgage-Backed Securities — 14.3%
Federal Home Loan Mortgage Corp.
	4.000% 11/01/39	14,707,479	14,905,876
	4.500% 12/01/39	46,836,619	48,587,138
	12.000% 07/01/20	40,984	41,936
Federal National Mortgage Association
	4.500% 05/01/39	28,320,964	29,406,009
	5.500% 02/01/37	2,208,728	2,374,052
	5.500% 05/01/38	27,043,132	29,067,310
	5.500% 06/01/38	18,631,582	20,026,155
	6.000% 01/01/14	125,858	136,723
	6.000% 02/01/37	23,667,953	25,803,244
	6.000% 05/01/37	4,372,546	4,750,634
	6.000% 08/01/38	13,995,681	15,197,122
	6.000% 12/01/38	4,677,921	5,079,491
	6.000% 02/01/39	34,522,149	37,485,658
	6.500% 10/01/28	504,511	563,270
	6.500% 12/01/31	482,260	538,429
	6.500% 08/01/36	8,661,619	9,513,435
	TBA:
	4.500% 04/01/40 (g)	2,910,375	3,021,423
	4.500% 06/01/40 (g)	17,878,000	18,560,156
	5.000% 07/01/40 (g)	50,000,000	52,898,450
Government National Mortgage Association
	3.625% 07/20/25 (07/01/10) (b)(c)	50,921	52,357
	9.000% 06/15/16	1,525	1,688
	9.000% 08/15/16	1,377	1,525
	9.000% 10/15/16	2,851	3,156

	Total Mortgage-Backed Securities (cost of $307,187,846)		318,015,237

Asset-Backed Securities — 5.6%
AmeriCredit Automobile Receivables Trust
	1.710% 08/08/14	5,130,000	5,152,581
Bay View Auto Trust
	5.310% 06/25/14	3,500,000	3,510,222

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Capital Auto Receivables Asset Trust
	5.310% 06/15/12	9,000,000	9,146,528
Chrysler Financial Auto Securitization Trust
	6.250% 05/08/14 (a)	8,205,000	8,533,053
Citibank Credit Card Issuance Trust
	6.300% 06/20/14	470,000	502,196
	6.950% 02/18/14	1,630,000	1,742,971
Citicorp Residential Mortgage Securities, Inc.
	5.892% 03/25/37 (07/01/10) (b)(c)	11,000,000	10,316,746
	5.977% 06/25/37 (07/01/10) (b)(c)	1,189,038	1,181,183
	6.080% 06/25/37 (07/01/10) (b)(c)	11,000,000	10,449,087
CitiFinancial Auto Issuance Trust
	1.830% 11/15/12 (a)	4,376,986	4,390,629
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35 (07/01/10) (b)(c)	3,775,000	278,444
	5.598% 03/25/36 (07/01/10) (b)(c)	1,330,007	1,039,843
	5.666% 08/25/35 (07/01/10) (b)(c)	2,330,000	134,809
Countrywide Asset-Backed Certificates
	0.457% 06/25/21 (07/26/10) (b)(c)(d)	570,696	462,079
	5.813% 05/25/37 (07/01/10) (b)(c)	6,369,391	3,158,499
Discover Card Master Trust
	0.670% 01/15/13 (07/15/10) (b)(c)	4,000,000	3,998,328
	1.650% 02/17/15 (07/15/10) (b)(c)	3,810,000	3,882,139
Ford Credit Auto Owner Trust
	4.050% 10/15/16	4,500,000	4,604,599
	5.160% 04/15/13	5,000,000	5,295,694
	5.680% 06/15/12	5,422,000	5,588,786
	5.690% 11/15/12	6,000,000	6,387,230
Franklin Auto Trust
	5.360% 05/20/16	4,720,000	4,854,520
	7.160% 05/20/16 (a)	3,555,000	3,820,326
Green Tree Financial Corp.
	6.870% 01/15/29	1,008,677	1,072,627
Harley-Davidson Motorcycle Trust
	5.540% 04/15/15	4,600,000	4,775,132
JPMorgan Auto Receivables Trust
	5.610% 12/15/14 (a)	669,982	672,219
Renaissance Home Equity Loan Trust
	5.355% 11/25/35 (07/01/10) (b)(c)	4,750,000	1,111,533

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Small Business Administration Participation Certificates
	4.570% 06/01/25	2,800,405	2,967,962
	5.390% 12/01/25	731,646	794,296
	5.570% 03/01/26	2,745,988	3,019,381
	5.780% 08/01/27	4,660,139	5,074,159
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	8,000,000	8,113,989

	Total Asset-Backed Securities (cost of $137,697,029)		126,031,790

Collateralized Mortgage Obligations — 1.7%
AGENCY — 0.8%
Federal Home Loan Mortgage Corp. REMICS
	4.000% 03/15/19	7,075,000	7,407,951
	5.000% 03/15/28	9,888,945	10,165,983
Federal National Mortgage Association REMICS
	9.250% 03/25/18	51,315	58,203
AGENCY TOTAL			17,632,137
NON - AGENCY — 0.9%
American Mortgage Trust
	8.445% 09/27/22 (d)	7,409	4,492
Countrywide Alternative Loan Trust
	5.500% 09/25/35	6,328,049	393,086
GSMPS Mortgage Loan Trust
	7.750% 09/19/27 (a)(b)	584,353	577,430
Nomura Asset Acceptance Corp.
	0.447% 08/25/36 (07/26/10) (b)(c)	1,590,276	658,874
	5.515% 01/25/36 (07/01/10) (b)(c)	7,017,167	4,576,884
	6.138% 03/25/47 (07/01/10) (b)(c)	9,500,000	7,827,107
Wells Fargo Mortgage Backed Securities Trust
	6.231% 10/25/37 (07/01/10) (b)(c)	6,546,450	5,542,814
	NON-AGENCY TOTAL		19,580,687

	Total Collateralized Mortgage Obligations (cost of $48,062,084)		37,212,824

Municipal Bonds — 0.6%
CALIFORNIA — 0.5%
CA State
	Series 2009,
	7.550% 04/01/39	4,470,000	4,872,166

	Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Los Angeles Unified School District
Series 2009,
5.750% 07/01/34	5,665,000	5,672,308
CALIFORNIA TOTAL		10,544,474
NEW YORK — 0.1%
NY Triborough Bridge & Tunnel Authority
Series 2008 C,
5.000% 11/15/38	3,500,000	3,655,575
NEW YORK TOTAL		3,655,575

Total Municipal Bonds (cost of $13,330,431)		14,200,049

	Shares
Common Stocks — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Six Flags Entertainment Corp. (k)	6,555	220,445
Hotels, Restaurants & Leisure Total		220,445
CONSUMER DISCRETIONARY TOTAL		220,445
INDUSTRIALS — 0.0%
Airlines — 0.0%
UAL Corp. (k)	1,493	30,696
Airlines Total		30,696
INDUSTRIALS TOTAL		30,696

Total Common Stocks (cost of $488,323)		251,141

	Units
Warrants — 0.0%
FINANCIALS — 0.0%
CNB Capital Trust I Expires 03/23/19 (a)(d)(k)	10,127	101
FINANCIALS TOTAL		101

Total Warrants (cost of $101)		101

	Shares
Preferred Stock — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
CMP Susquehanna Radio Holdings Corp., Series A (a)(d)(k)	8,862	89
Media Total		89
COMMUNICATIONS TOTAL		89

Total Preferred Stock (cost of $89)		89

	Par ($)	Value ($)
Short-Term Obligation — 2.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due 07/01/10 at 0.000%, collateralized by a U.S. Government Agency obligation maturing 11/23/11, market value $46,175,531 (repurchase proceeds $45,267,000)	45,267,000	45,267,000

Total Short-Term Obligation (cost of $45,267,000)		45,267,000

Total Investments — 100.7% (cost of $2,189,046,318)(l)(m)		2,247,373,368

Other Assets & Liabilities, Net — (0.7)%		(15,833,582)

Net Assets — 100.0%		2,231,539,786

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swap contracts are marked to market daily based upon spread quotations from market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Asset-backed and Mortgage-backed Securities are generally valued by pricing services, which utilize pricing models that incorporate the securities cash flow and loan performance data.  These models also take into account available market data, including trade, market quotations, and benchmark yield curves for identical or similar securities.  Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life.  Asset-backed and Mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$45,062,556	$—	$45,062,556
Communications	—	70,277,889	22,420	70,300,309
Consumer Cyclical	—	43,180,741	4,317,581	47,498,322
Consumer Non-Cyclical	—	88,271,189	—	88,271,189
Diversified	—	293,250	—	293,250
Energy	—	105,716,517	—	105,716,517
Financials	—	365,263,559	—	365,263,559
Industrials	—	48,958,312	1,542,602	50,500,914
Technology	—	16,540,925	—	16,540,925
Utilities	—	89,284,727	—	89,284,727
Total Corporate Fixed-Income Bonds & Notes	—	872,849,665	5,882,603	878,732,268
Total Commercial Mortgage-Backed Securities	—	455,820,676	—	455,820,676
Government & Agency Obligations
Foreign Government Obligations	—	4,908,629	—	4,908,629
U.S. Government Agencies	—	25,070,975	—	25,070,975
U.S. Government Obligations	341,862,589	—	—	341,862,589
Total Government & Agency Obligations	341,862,589	29,979,604	—	371,842,193
Total Mortgage-Backed Securities	52,898,450	265,116,787	—	318,015,237
Total Asset-Backed Securities	—	126,031,790	—	126,031,790
Collateralized Mortgage Obligations
Agency	—	17,632,137	—	17,632,137
Non - Agency	—	19,576,195	4,492	19,580,687
Total Collateralized Mortgage Obligations	—	37,208,332	4,492	37,212,824
Total Municipal Bonds	—	14,200,049	—	14,200,049
Total Common Stocks	251,141	—	—	251,141
Total Warrants	—	—	101	101
Total Preferred Stock	—	—	89	89
Total Short-Term Obligation	—	45,267,000	—	45,267,000
Total Investments	395,012,180	1,846,473,903	5,887,285	2,247,373,368
Value of Credit Default Swap Contracts - Appreciation	—	1,980,209	—	1,980,209
Value of Credit Default Swap Contracts - Depreciation	—	(837,946)	—	(837,946)
Unrealized Depreciation on Futures Contracts	(9,668,672)	—	—	(9,668,672)
Total	$385,343,508	$1,847,616,166	$5,887,285	$2,238,846,959

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain preferred stock, and warrants classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.   Certain corporate fixed-income bonds & notes classified as Level 3 securities are valued using the market approach and may utilize single market quotations from broker dealers.  Certain collateralized mortgage obligations are valued using a market approach.  To determine fair value for these securities, management considered estimates of the security’s cash flow and loan performance data.  Management also took into account available market data, including observed yields on securities management deemed comparable.    Certain corporate fixed-income bonds & notes classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors including, but not limited to, observed yields on securities management deemed comparable.  Certain corporate fixed-income bonds & notes classified as Level 3 securities are valued using an income approach, which considers estimates of distributions from potential actions related to the respective company’s bankruptcy filing.

There were no significant transfers between Levels 1 and 2 during the period.

The following table reconciles asset balances for the three months ending June 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2010
Corporate Fixed-Income Bonds & Notes
Communications	$22,420	$166	$—	$(166)	$—	$—	$—	$—	$22,420
Consumer Cyclical	4,982,801	—	65,677	(60,550)	—	(670,347)	—	—	4,317,581
Industrials	1,604,722	—	—	147,258	—	(209,378)	—	—	1,542,602
Collateralized Mortgage Obligations
Non-Agency	4,573	—	10	42	—	(133)	—	—	4,492
Warrants
Financials	101	—	—	—	—	—	—	—	101
Preferred Stock
Communications	89	—	—	—	—	—	—	—	89
	$6,614,706	$166	$65,687	$86,584	$—	$(879,858)	$—	$—	$5,887,285

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at June 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $86,584.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities, which are not illiquid except for the following, amounted to $197,455,190, which represents 8.8% of net assets.

	Acquisition
Security	Date	Par/Shares/Units	Cost	Value
CMP SusquehannaRadio Holdings Corp., Series A	03/26/09	8,862	$89	$89
CNB Capital Trust I Expires 03/23/19	03/26/09	10,127	101	101
Systems 2001 Asset Trust 6.664% 09/15/13	06/04/01	1,224,492	1,224,492	1,313,733
				$1,313,923

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2010.
(c)	Parenthetical date represents the next interest rate reset date for the security.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2010, the value of these securities amounted to $489,181, which represents less than 0.1% of net assets.

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At June 30, 2010, the value of these securities amounted to $5,480,020, which represents 0.2% of net assets.

(f)	Security has no value.
(g)	Security purchased on a delayed delivery basis.
(h)	Investments in affiliates during the three months ended June 30, 2010:

	Value,
	beginning of		Sales	Interest	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
Merrill Lynch & Co., Inc. 5.700% 05/02/17	$6,898,325	$—	$2,065,000	$29,695	$—
Merrill Lynch & Co., Inc. 6.050% 08/15/12	1,602,008	—	—	7,562	—
Merrill Lynch & Co., Inc. 7.750% 05/14/38	5,719,710	—	—	33,325	—
Total	$14,220,043	$—	$2,065,000	$70,582	$—

As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(i)	Loan participation agreement.
(j)	A portion of this security with a market value of $5,178,515 is pledged as collateral for open futures contracts.
(k)	Non-income producing security.
(l)	Cost for federal income tax purposes is $2,190,365,205.
(m)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$122,864,828	$(65,856,665)	$57,008,163

At June 30, 2010, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	D.R. Horton, Inc.	Buy	1.000%	03/20/15	$13,000,000	$567,375	$500,941
Barclays Capital	Textron, Inc.	Buy	1.000%	03/20/15	5,000,000	158,984	184,782
Barclays Capital	The Home Depot, Inc.	Buy	1.000%	03/20/15	17,000,000	(80,702)	(203,548)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	06/20/15	12,000,000	492,796	62,304
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	11,510,000	90,419	373,667
BNP Paribas	Marriott International, Inc.	Buy	1.000%	03/20/15	11,160,000	103,660	121,034
Credit Suisse First Boston	Morgan Stanley	Buy	1.000%	06/20/15	13,905,000	1,196,961	(193,946)
Credit Suisse First Boston	Textron, Inc.	Buy	1.000%	03/20/15	6,160,000	209,506	214,857
JPMorgan	D.R. Horton, Inc.	Buy	1.000%	03/20/15	11,600,000	506,225	446,782
JPMorgan	Macy’s, Inc.	Buy	1.000%	03/20/15	14,700,000	788,492	(72,103)
Morgan Stanley	Limited Brands, Inc.	Buy	1.000%	03/20/15	11,500,000	542,145	75,842
Morgan Stanley	The Home Depot, Inc.	Buy	1.000%	03/20/15	11,200,000	(84,796)	(104,561)
Morgan Stanley	United Kingdom 4.250% 06/07/32	Buy	1.000%	06/20/15	12,192,500	(28,929)	(129,083)
UBS	United Kingdom 4.250% 06/07/32	Buy	1.000%	06/20/15	12,192,500	(23,134)	(134,705)
							$1,142,263

At June 30, 2010, the Fund held the following open short futures contracts:

Interest Rate Risk/

Foreign Exchange Rate Risk

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
2-Year U.S. Treasury Notes	1,126	$246,400,470	$245,517,123	Sep-2010	$(883,347)
5-Year U.S. Treasury Notes	3,276	387,719,720	382,769,478	Sep-2010	(4,950,242)
30-Year U.S. Treasury Bonds	553	70,507,500	68,565,883	Sep-2010	(1,941,617)
Euro Currency	535	81,908,500	80,015,034	Sep-2010	(1,893,466)

					$(9,668,672)

At June 30, 2010, cash of $2,180,000 was pledged as collateral for open futures contracts.

Acronym	Name

I.O.	Interest Only
PIK	Payment-In-Kind
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia International Growth Fund

	Shares	Value ($)*
Common Stocks — 94.2%
CONSUMER DISCRETIONARY — 12.3%
Auto Components — 0.7%
Autoliv, Inc. (a)	19,099	913,887
Auto Components Total		913,887
Automobiles — 1.9%
Honda Motor Co., Ltd.	65,600	1,905,124
Nissan Motor Co., Ltd. (a)	96,400	668,266
Automobiles Total		2,573,390
Hotels, Restaurants & Leisure — 1.6%
Compass Group PLC	136,483	1,035,496
Ohsho Food Service Corp.	43,800	1,119,997
Hotels, Restaurants & Leisure Total		2,155,493
Household Durables — 3.0%
Arnest One Corp.	72,900	739,980
Foster Electric Co., Ltd.	50,200	1,294,906
Persimmon PLC (a)	150,463	778,607
SEB SA	19,377	1,244,194
Household Durables Total		4,057,687
Media — 1.7%
CTS Eventim AG	25,579	1,229,452
WPP PLC	109,837	1,032,883
Media Total		2,262,335
Specialty Retail — 2.1%
Game Group PLC	561,867	534,785
Kingfisher PLC	243,437	755,475
Yamada Denki Co., Ltd.	21,860	1,427,032
Specialty Retail Total		2,717,292
Textiles, Apparel & Luxury Goods — 1.3%
Adidas AG	18,309	883,738
Hugo Boss AG	27,250	893,266
Textiles, Apparel & Luxury Goods Total		1,777,004
CONSUMER DISCRETIONARY TOTAL		16,457,088
CONSUMER STAPLES — 16.1%
Beverages — 1.9%
Carlsberg A/S, Class B	20,850	1,585,171
Cott Corp. (a)	165,266	961,848
Beverages Total		2,547,019
Food & Staples Retailing — 5.4%
George Weston Ltd.	16,400	1,121,680
Koninklijke Ahold NV	176,214	2,182,280
Seven & I Holdings Co., Ltd.	76,000	1,743,765

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tesco PLC	187,007	1,052,939
Woolworths Ltd.	50,734	1,150,116
Food & Staples Retailing Total		7,250,780
Food Products — 5.8%
Balrampur Chini Mills Ltd.	431,463	772,339
Danone SA	10,937	584,057
Marine Harvest ASA	1,824,206	1,207,967
Nestle SA, Registered Shares	74,665	3,602,584
Unilever NV	62,058	1,692,030
Food Products Total		7,858,977
Personal Products — 1.3%
Dr Ci:Labo Co., Ltd.	553	1,713,326
Personal Products Total		1,713,326
Tobacco — 1.7%
British American Tobacco PLC	21,202	671,357
Japan Tobacco, Inc.	503	1,563,746
Tobacco Total		2,235,103
CONSUMER STAPLES TOTAL		21,605,205
ENERGY — 3.7%
Energy Equipment & Services — 2.9%
Core Laboratories N.V.	13,003	1,919,373
Shinko Plantech Co., Ltd.	89,400	793,549
Tecnicas Reunidas SA	27,189	1,227,097
Energy Equipment & Services Total		3,940,019
Oil, Gas & Consumable Fuels — 0.8%
AWE Ltd. (a)	325,318	481,686
BG Group PLC	34,252	507,036
Oil, Gas & Consumable Fuels Total		988,722
ENERGY TOTAL		4,928,741
FINANCIALS — 11.8%
Capital Markets — 2.2%
Credit Suisse Group AG, Registered Shares	31,023	1,165,961
Investec PLC	168,599	1,133,950
Tokai Tokyo Financial Holdings, Inc.	149,000	586,852
Capital Markets Total		2,886,763
Commercial Banks — 4.9%
Banco Santander SA	114,518	1,203,353
BNP Paribas	32,527	1,736,760
Governor & Co. of the Bank of Ireland (a)	675,113	555,133

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Standard Chartered PLC	61,978	1,504,573
Toronto-Dominion Bank	12,300	797,007
Westpac Banking Corp.	43,012	759,562
Commercial Banks Total		6,556,388
Diversified Financial Services — 0.7%
ING Groep NV (a)	129,439	961,017
Diversified Financial Services Total		961,017
Insurance — 1.9%
Brit Insurance Holdings NV	47,219	635,999
Mapfre SA	393,636	1,068,358
Zurich Financial Services AG, Registered Shares	4,086	896,922
Insurance Total		2,601,279
Real Estate Investment Trusts (REITs) — 0.6%
Japan Real Estate Investment Corp.	104	848,180
Real Estate Investment Trusts (REITs) Total		848,180
Real Estate Management & Development — 1.5%
Hongkong Land Holdings Ltd.	247,000	1,221,115
Huaku Development Co., Ltd.	329,000	809,311
Real Estate Management & Development Total		2,030,426
FINANCIALS TOTAL		15,884,053
HEALTH CARE — 10.8%
Biotechnology — 1.3%
Amgen, Inc. (a)	19,787	1,040,796
CSL Ltd.	22,549	614,985
Biotechnology Total		1,655,781
Health Care Providers & Services — 0.9%
Miraca Holdings, Inc.	41,700	1,249,273
Health Care Providers & Services Total		1,249,273
Pharmaceuticals — 8.6%
Bayer AG	15,202	848,196
GlaxoSmithKline PLC	91,790	1,555,582
Novartis AG, Registered Shares	44,121	2,140,594
Novo-Nordisk A/S, Class B	23,748	1,915,648
Roche Holding AG, Genusschein Shares	19,589	2,690,032
Sanofi-Aventis SA, ADR	31,914	959,335

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Santen Pharmaceutical Co., Ltd.	40,900	1,471,785
Pharmaceuticals Total		11,581,172
HEALTH CARE TOTAL		14,486,226
INDUSTRIALS — 15.0%
Aerospace & Defense — 0.6%
Saab AB, Class B	73,674	836,330
Aerospace & Defense Total		836,330
Building Products — 1.0%
Asahi Glass Co., Ltd.	139,000	1,296,927
Building Products Total		1,296,927
Commercial Services & Supplies — 0.9%
Toppan Printing Co., Ltd.	160,000	1,269,269
Commercial Services & Supplies Total		1,269,269
Construction & Engineering — 0.8%
Bouygues SA	30,153	1,154,951
Construction & Engineering Total		1,154,951
Electrical Equipment — 3.7%
Bekaert NV	7,295	1,216,507
Mitsubishi Electric Corp.	201,000	1,565,571
Schneider Electric SA	8,792	889,881
Sumitomo Electric Industries Ltd.	108,300	1,267,650
Electrical Equipment Total		4,939,609
Industrial Conglomerates — 3.1%
DCC PLC	53,698	1,213,047
Koninklijke Philips Electronics NV	57,756	1,721,554
Siemens AG, Registered Shares	14,430	1,291,296
Industrial Conglomerates Total		4,225,897
Machinery — 1.2%
MAN SE	18,935	1,561,041
Machinery Total		1,561,041
Marine — 1.2%
A.P. Moller - Maersk A/S, Class B	201	1,575,981
Marine Total		1,575,981
Professional Services — 0.7%
Atkins WS PLC	89,335	902,092
Professional Services Total		902,092
Trading Companies & Distributors — 1.3%
ITOCHU Corp.	125,100	975,391
Kloeckner & Co., SE (a)	47,526	831,336
Trading Companies & Distributors Total		1,806,727

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Transportation Infrastructure — 0.5%
Zhejiang Expressway Co., Ltd., Class H	676,000	624,622
Transportation Infrastructure Total		624,622
INDUSTRIALS TOTAL		20,193,446
INFORMATION TECHNOLOGY — 6.6%
Electronic Equipment, Instruments & Components — 2.2%
FUJIFILM Holdings Corp.	52,300	1,504,464
Murata Manufacturing Co., Ltd.	30,700	1,462,176
Electronic Equipment, Instruments & Components Total		2,966,640
Internet Software & Services — 1.1%
Tencent Holdings Ltd.	86,400	1,424,771
Internet Software & Services Total		1,424,771
IT Services — 0.8%
Redecard SA	76,600	1,082,161
IT Services Total		1,082,161
Office Electronics — 0.5%
Canon, Inc.	16,500	615,171
Office Electronics Total		615,171
Semiconductors & Semiconductor Equipment — 0.8%
Shinko Electric Industries Co., Ltd.	84,200	1,091,914
Semiconductors & Semiconductor Equipment Total		1,091,914
Software — 1.2%
Autonomy Corp. PLC (a)	61,220	1,652,218
Software Total		1,652,218
INFORMATION TECHNOLOGY TOTAL		8,832,875
MATERIALS — 14.1%
Chemicals — 2.9%
Hitachi Chemical Co., Ltd.	69,500	1,290,274
Kemira Oyj	114,510	1,227,474
Nitto Denko Corp.	44,300	1,445,359
Chemicals Total		3,963,107
Construction Materials — 0.7%
PT Indocement Tunggal Prakarsa Tbk	537,000	924,905
Construction Materials Total		924,905
Containers & Packaging — 1.0%
Smurfit Kappa Group PLC (a)	166,644	1,350,270
Containers & Packaging Total		1,350,270
Metals & Mining — 9.5%
Anglo American PLC (a)	54,701	1,901,606

5

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Aurubis AG	14,583	634,751
BHP Billiton PLC	184,442	4,772,779
Eastern Platinum Ltd. (a)	748,700	682,203
Eurasian Natural Resources Corp. PLC	102,829	1,307,963
Rio Tinto Ltd.	51,153	2,833,054
Teck Resources Ltd., Class B	19,751	584,235
Metals & Mining Total		12,716,591
MATERIALS TOTAL		18,954,873
TELECOMMUNICATION SERVICES — 1.6%
Diversified Telecommunication Services — 0.7%
Tele2 AB, Class B	63,367	947,389
Diversified Telecommunication Services Total		947,389
Wireless Telecommunication Services — 0.9%
Softbank Corp.	45,400	1,199,994
Wireless Telecommunication Services Total		1,199,994
TELECOMMUNICATION SERVICES TOTAL		2,147,383
UTILITIES — 2.2%
Gas Utilities — 0.7%
PT Perusahaan Gas Negara Tbk	2,160,000	913,324
Gas Utilities Total		913,324
Independent Power Producers & Energy Traders — 1.1%
International Power PLC	326,528	1,446,653
Independent Power Producers & Energy Traders Total		1,446,653
Multi-Utilities — 0.4%
RWE AG	9,653	629,188
Multi-Utilities Total		629,188
UTILITIES TOTAL		2,989,165

Total Common Stocks (cost of $121,707,703)		126,479,055

Preferred Stock — 1.4%
CONSUMER STAPLES — 1.4%
Household Products — 1.4%
Henkel AG & Co. KGaA	37,756	1,836,748
Household Products Total		1,836,748
CONSUMER STAPLES TOTAL		1,836,748

Total Preferred Stock (cost of $1,914,404)		1,836,748

Investment Companies — 3.5%
iShares FTSE/Xinhua China 25 Index Fund	20,001	782,639

6

		Shares	Value ($)
Investment Companies — (continued)
	iShares MSCI EAFE Index Fund	85,917	3,996,000

	Total Investment Companies (cost of $4,688,596)		4,778,639

	Total Investments — 99.1% (cost of $128,310,703)(b)(c)		133,094,442

	Other Assets & Liabilities, Net — 0.9%		1,141,842

	Net Assets — 100.0%		134,236,284

7

Notes to Investment Portfolio:

* Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other open-end investment companies are valued at amortized cost which approximates market value.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

8

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$913,887	$15,543,201	$—	$16,457,088
Consumer Staples	2,083,528	19,521,677	—	21,605,205
Energy	1,919,373	3,009,368	—	4,928,741
Financials	2,018,122	13,865,931	—	15,884,053
Health Care	2,000,131	12,486,095	—	14,486,226
Industrials	—	20,193,446	—	20,193,446
Information Technology	1,082,161	7,750,714	—	8,832,875
Materials	1,266,438	17,688,435	—	18,954,873
Telecommunication Services	—	2,147,383	—	2,147,383
Utilities	—	2,989,165	—	2,989,165
Total Common Stocks	11,283,640	115,195,415	—	126,479,055
Total Preferred Stock	—	1,836,748	—	1,836,748
Total Investment Companies	4,778,639	—	—	4,778,639
Total Investments	16,062,279	117,032,163	—	133,094,442
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	963,660	—	963,660
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(209,539)	—	(209,539)
Total	$16,062,279	$117,786,284	$—	$133,848,563

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no significant transfers between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $128,310,703.
(c)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$14,111,657	$(9,327,918)	$4,783,739

For the three months ended June 30, 2010, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at March 31, 2010	409	$12,441
Options written	1,863	88,802
Options terminated in closing purchase transactions	(1,066)	(36,029)
Options exercised	—	—
Options expired	(1,206)	(65,214)
Options outstanding at June 30, 2010	—	$—

Forward foreign currency exchange contracts outstanding at June 30, 2010 are:

9

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)

Morgan Stanley Capital Services, Inc.	AUD	$5,160,581	$5,081,303	08/26/10	$79,278
Morgan Stanley Capital Services, Inc.	CAD	405,671	415,999	08/26/10	(10,328)
Morgan Stanley Capital Services, Inc.	CHF	7,630,792	7,157,304	08/26/10	473,488
Morgan Stanley Capital Services, Inc.	GBP	8,417,493	8,167,634	08/26/10	249,859
Morgan Stanley Capital Services, Inc.	ILS	985,756	994,394	08/26/10	(8,638)
Morgan Stanley Capital Services, Inc.	JPY	3,613,487	3,553,717	08/26/10	59,770
Morgan Stanley Capital Services, Inc.	SEK	2,480,029	2,442,916	08/26/10	37,113
Morgan Stanley Capital Services, Inc.	SGD	1,876,350	1,865,796	08/26/10	10,554
Morgan Stanley Capital Services, Inc.	TWD	408,621	406,553	08/26/10	2,068
					$893,164

Counterparty	Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)

Morgan Stanley Capital Services, Inc.	AUD	$396,453	$401,439	08/26/10	$4,986
Morgan Stanley Capital Services, Inc.	CAD	4,323,397	4,318,666	08/26/10	(4,731)
Morgan Stanley Capital Services, Inc.	CHF	415,111	411,265	08/26/10	(3,846)
Morgan Stanley Capital Services, Inc.	DKK	3,108,908	3,116,362	08/26/10	7,454
Morgan Stanley Capital Services, Inc.	EUR	5,451,768	5,488,017	08/26/10	36,249
Morgan Stanley Capital Services, Inc.	EUR	1,839,681	1,842,522	08/26/10	2,841
Morgan Stanley Capital Services, Inc.	JPY	7,071,513	6,902,074	08/26/10	(169,439)
Morgan Stanley Capital Services, Inc.	NOK	676,996	676,770	08/26/10	(226)
Morgan Stanley Capital Services, Inc.	SEK	692,402	683,987	08/26/10	(8,415)
Morgan Stanley Capital Services, Inc.	TWD	1,997,156	1,993,240	08/26/10	(3,916)
					$(139,043)

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar

10

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia Mid Cap Core Fund

	Shares	Value ($)*
Common Stocks — 95.5%
CONSUMER DISCRETIONARY — 15.6%
Auto Components — 2.0%
Autoliv, Inc. (a)	14,743	705,452
BorgWarner, Inc. (a)	15,300	571,302
Auto Components Total		1,276,754
Hotels, Restaurants & Leisure — 3.3%
Carnival Corp.	11,919	360,430
Cheesecake Factory, Inc. (a)	27,145	604,248
Chipotle Mexican Grill, Inc. (a)	2,514	343,940
Darden Restaurants, Inc.	13,362	519,114
Las Vegas Sands Corp. (a)	12,749	282,263
Hotels, Restaurants & Leisure Total		2,109,995
Media — 2.3%
DISH Network Corp., Class A	17,418	316,137
Gannett Co., Inc.	41,195	554,484
Viacom, Inc., Class B	17,667	554,214
Media Total		1,424,835
Multiline Retail — 1.4%
Family Dollar Stores, Inc.	14,227	536,216
Nordstrom, Inc.	10,548	339,540
Multiline Retail Total		875,756
Specialty Retail — 5.7%
Dick’s Sporting Goods, Inc. (a)	17,039	424,101
Limited Brands, Inc.	31,482	694,808
Pier 1 Imports, Inc. (a)	35,572	228,017
Ross Stores, Inc.	17,003	906,090
TJX Companies, Inc.	16,970	711,891
Urban Outfitters, Inc. (a)	18,198	625,829
Specialty Retail Total		3,590,736
Textiles, Apparel & Luxury Goods — 0.9%
Hanesbrands, Inc. (a)	23,778	572,099
Textiles, Apparel & Luxury Goods Total		572,099
CONSUMER DISCRETIONARY TOTAL		9,850,175
CONSUMER STAPLES — 4.4%
Beverages — 1.1%
Dr Pepper Snapple Group, Inc.	18,719	699,903
Beverages Total		699,903
Food Products — 1.2%
Mead Johnson Nutrition Co., Class A	15,361	769,893
Food Products Total		769,893

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Household Products — 1.3%
Clorox Co.	12,847	798,570
Household Products Total		798,570
Personal Products — 0.8%
Avon Products, Inc.	19,278	510,867
Personal Products Total		510,867
CONSUMER STAPLES TOTAL		2,779,233
ENERGY — 6.9%
Energy Equipment & Services — 2.3%
Dresser-Rand Group, Inc. (a)	21,234	669,933
Nabors Industries Ltd. (a)	21,303	375,359
Rowan Companies, Inc. (a)	17,778	390,049
Energy Equipment & Services Total		1,435,341
Oil, Gas & Consumable Fuels — 4.6%
Alpha Natural Resources, Inc. (a)	15,177	514,045
Cabot Oil & Gas Corp.	18,970	594,140
Continental Resources, Inc. (a)	13,885	619,549
Forest Oil Corp. (a)	15,348	419,921
Newfield Exploration Co. (a)	9,867	482,102
Southwestern Energy Co. (a)	8,138	314,452
Oil, Gas & Consumable Fuels Total		2,944,209
ENERGY TOTAL		4,379,550
FINANCIALS — 19.6%
Capital Markets — 3.6%
Franklin Resources, Inc.	6,153	530,327
Raymond James Financial, Inc.	37,545	926,986
T. Rowe Price Group, Inc.	17,772	788,899
Capital Markets Total		2,246,212
Commercial Banks — 4.7%
Fifth Third Bancorp.	56,667	696,438
Huntington Bancshares, Inc.	72,489	401,589
M&T Bank Corp.	11,032	937,168
TCF Financial Corp.	34,331	570,238
Zions Bancorporation	17,266	372,428
Commercial Banks Total		2,977,861
Consumer Finance — 1.4%
Discover Financial Services	65,444	914,907
Consumer Finance Total		914,907

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 1.2%
IntercontinentalExchange, Inc. (a)	6,544	739,668
Diversified Financial Services Total		739,668
Insurance — 5.1%
Axis Capital Holdings Ltd.	25,364	753,818
Lincoln National Corp.	34,388	835,285
Principal Financial Group, Inc.	17,989	421,662
Unum Group	31,967	693,684
XL Group PLC	33,721	539,873
Insurance Total		3,244,322
Real Estate Investment Trusts (REITs) — 3.6%
Alexandria Real Estate Equities, Inc.	6,823	432,374
Digital Realty Trust, Inc.	8,609	496,567
Equity Lifestyle Properties, Inc.	8,900	429,247
Federal Realty Investment Trust	6,023	423,236
Mid-America Apartment Communities, Inc.	9,219	474,502
Real Estate Investment Trusts (REITs) Total		2,255,926
FINANCIALS TOTAL		12,378,896
HEALTH CARE — 10.0%
Health Care Equipment & Supplies — 3.7%
C.R. Bard, Inc.	8,558	663,502
Edwards Lifesciences Corp. (a)	8,322	466,198
Hospira, Inc. (a)	8,213	471,837
St. Jude Medical, Inc. (a)	21,246	766,768
Health Care Equipment & Supplies Total		2,368,305
Health Care Providers & Services — 3.3%
AmerisourceBergen Corp.	24,722	784,924
Community Health Systems, Inc. (a)	6,962	235,385
Humana, Inc. (a)	15,825	722,728
Universal Health Services, Inc., Class B	8,640	329,616
Health Care Providers & Services Total		2,072,653
Life Sciences Tools & Services — 1.7%
Life Technologies Corp. (a)	12,042	568,984
Waters Corp. (a)	7,444	481,627
Life Sciences Tools & Services Total		1,050,611

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 1.3%
Mylan, Inc. (a)	48,197	821,277
Pharmaceuticals Total		821,277
HEALTH CARE TOTAL		6,312,846
INDUSTRIALS — 12.1%
Aerospace & Defense — 1.6%
Goodrich Corp.	6,766	448,248
TransDigm Group, Inc.	10,475	534,539
Aerospace & Defense Total		982,787
Building Products — 0.5%
Owens Corning (a)	10,212	305,441
Building Products Total		305,441
Electrical Equipment — 0.9%
Cooper Industries PLC, Class A	13,573	597,212
Electrical Equipment Total		597,212
Machinery — 6.6%
Barnes Group, Inc.	33,100	542,509
Cummins, Inc.	11,793	768,078
Dover Corp.	13,141	549,162
Flowserve Corp.	7,186	609,373
Ingersoll-Rand PLC	7,148	246,535
Joy Global, Inc.	16,681	835,551
Parker Hannifin Corp.	11,111	616,216
Machinery Total		4,167,424
Road & Rail — 1.3%
Hertz Global Holdings, Inc. (a)	23,458	221,913
Ryder System, Inc.	15,230	612,703
Road & Rail Total		834,616
Trading Companies & Distributors — 1.2%
W.W. Grainger, Inc.	7,743	770,041
Trading Companies & Distributors Total		770,041
INDUSTRIALS TOTAL		7,657,521
INFORMATION TECHNOLOGY — 13.7%
Communications Equipment — 0.7%
CommScope, Inc. (a)	17,024	404,660
Communications Equipment Total		404,660
Computers & Peripherals — 1.5%
Teradata Corp. (a)	31,261	952,835
Computers & Peripherals Total		952,835

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Internet Software & Services — 1.3%
Akamai Technologies, Inc. (a)	20,636	837,203
Internet Software & Services Total		837,203
IT Services — 2.9%
Cognizant Technology Solutions Corp., Class A (a)	20,314	1,016,919
Global Payments, Inc.	9,018	329,518
Hewitt Associates, Inc., Class A (a)	13,524	466,037
IT Services Total		1,812,474
Semiconductors & Semiconductor Equipment — 5.3%
Altera Corp.	20,884	518,132
Analog Devices, Inc.	23,807	663,263
Lam Research Corp. (a)	16,954	645,269
Linear Technology Corp.	26,214	729,011
National Semiconductor Corp.	28,354	381,645
Silicon Laboratories, Inc. (a)	10,753	436,142
Semiconductors & Semiconductor Equipment Total		3,373,462
Software — 2.0%
ANSYS, Inc. (a)	10,896	442,051
Autodesk, Inc. (a)	17,504	426,397
Nuance Communications, Inc. (a)	26,181	391,406
Software Total		1,259,854
INFORMATION TECHNOLOGY TOTAL		8,640,488
MATERIALS — 5.1%
Chemicals — 2.4%
Agrium, Inc.	6,168	301,862
Albemarle Corp.	9,063	359,891
Celanese Corp., Series A	15,267	380,301
PPG Industries, Inc.	8,202	495,483
Chemicals Total		1,537,537
Containers & Packaging — 1.1%
Owens-Illinois, Inc. (a)	11,575	306,159
Packaging Corp. of America	18,239	401,623
Containers & Packaging Total		707,782
Metals & Mining — 0.6%
Cliffs Natural Resources, Inc.	7,638	360,208
Metals & Mining Total		360,208

5

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 1.0%
International Paper Co.	27,451	621,216
Paper & Forest Products Total		621,216
MATERIALS TOTAL		3,226,743
TELECOMMUNICATION SERVICES — 2.5%
Diversified Telecommunication Services — 0.8%
Qwest Communications International, Inc.	94,780	497,595
Diversified Telecommunication Services Total		497,595
Wireless Telecommunication Services — 1.7%
Millicom International Cellular SA	7,083	574,219
NII Holdings, Inc. (a)	16,236	527,995
Wireless Telecommunication Services Total		1,102,214
TELECOMMUNICATION SERVICES TOTAL		1,599,809
UTILITIES — 5.6%
Gas Utilities — 1.3%
Questar Corp.	17,809	810,131
Gas Utilities Total		810,131
Independent Power Producers & Energy Traders — 0.5%
AES Corp. (a)	33,216	306,916
Independent Power Producers & Energy Traders Total		306,916
Multi-Utilities — 3.8%
PG&E Corp.	21,880	899,268
Public Service Enterprise Group, Inc.	19,286	604,230
Xcel Energy, Inc.	45,947	946,968
Multi-Utilities Total		2,450,466
UTILITIES TOTAL		3,567,513

Total Common Stocks (cost of $54,618,564)		60,392,774

		Par ($)
Short-Term Obligation — 2.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due 07/01/10 at 0.000%, collateralized by a U.S. Treasury obligation maturing 01/15/12, market value $1,268,375 (repurchase proceeds $1,241,000)	1,241,000	1,241,000

	Total Short-Term Obligation (cost of $1,241,000)		1,241,000

6

Total Investments — 97.5% (cost of $55,859,564)(b)(c)	$61,633,774

Other Assets & Liabilities, Net — 2.5%	1,598,140

Net Assets — 100.0%	$63,231,914

Notes to Investment Portfolio:

* Security Valuation:

Equity securities and securities of certain investment exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$60,392,774	$—	$—	$60,392,774
Total Short-Term Obligation	—	1,241,000	—	1,241,000
Total Investments	$60,392,774	$1,241,000	$—	$61,633,774

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $55,859,564.

7

(c)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$7,443,383	$(1,669,173)	$5,774,210

8

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia Pacific/Asia Fund

	Shares	Value ($)*
Common Stocks — 98.3%
CONSUMER DISCRETIONARY — 12.8%
Auto Components — 1.3%
Hyundai Mobis	1,447	242,339
Nippon Seiki Co., Ltd.	20,000	218,427
Auto Components Total		460,766
Automobiles — 4.5%
Dongfeng Motor Group Co., Ltd., Class H	232,000	261,976
Honda Motor Co., Ltd.	14,600	424,006
Nissan Motor Co., Ltd. (a)	54,900	380,579
Toyota Motor Corp.	15,100	519,279
Automobiles Total		1,585,840
Household Durables — 0.7%
Arnest One Corp.	23,500	238,540
Household Durables Total		238,540
Leisure Equipment & Products — 0.5%
Altek Corp.	136,423	175,557
Leisure Equipment & Products Total		175,557
Media — 1.2%
Daiichikosho Co., Ltd.	28,900	416,729
Media Total		416,729
Specialty Retail — 2.2%
Autobacs Seven Co., Ltd.	7,200	260,347
Belle International Holdings Ltd.	202,000	286,904
USS Co., Ltd.	3,260	232,694
Specialty Retail Total		779,945
Textiles, Apparel & Luxury Goods — 2.4%
LG Fashion Corp.	14,310	333,265
Trinity Ltd.	295,603	198,103
Weiqiao Textile Co., Ltd., Class H	239,072	147,468
Youngone Corp.	23,278	157,321
Textiles, Apparel & Luxury Goods Total		836,157
CONSUMER DISCRETIONARY TOTAL		4,493,534
CONSUMER STAPLES — 5.7%
Food & Staples Retailing — 2.4%
Lianhua Supermarket Holdings Co., Ltd., Class H	112,017	409,723
Seven & I Holdings Co., Ltd.	18,600	426,763
Food & Staples Retailing Total		836,486
Food Products — 0.7%
Charoen Pokphand Foods PCL, Foreign Registered Shares	334,400	209,581

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
China Milk Products Group Ltd. (a)(b)	595,000	29,765
Food Products Total		239,346
Personal Products — 1.5%
Dr. Ci:Labo Co., Ltd.	85	263,350
Mandom Corp.	9,900	269,505
Personal Products Total		532,855
Tobacco — 1.1%
Japan Tobacco, Inc.	129	401,040
Tobacco Total		401,040
CONSUMER STAPLES TOTAL		2,009,727
ENERGY — 4.6%
Energy Equipment & Services — 0.9%
Shinko Plantech Co., Ltd.	36,100	320,437
Energy Equipment & Services Total		320,437
Oil, Gas & Consumable Fuels — 3.7%
China Shenhua Energy Co., Ltd., Class H	31,500	114,245
CNOOC Ltd.	237,000	402,810
Oil & Natural Gas Corp., Ltd.	16,070	452,223
Yanzhou Coal Mining Co., Ltd., Class H	172,000	331,262
Oil, Gas & Consumable Fuels Total		1,300,540
ENERGY TOTAL		1,620,977
FINANCIALS — 26.7%
Capital Markets — 1.5%
Macquarie Group Ltd.	5,639	173,534
Tokai Tokyo Financial Holdings, Inc.	87,000	342,659
Capital Markets Total		516,193
Commercial Banks — 15.8%
Australia & New Zealand Banking Group Ltd.	8,611	154,586
Bangkok Bank PCL, Foreign Registered Shares	90,900	346,571
Bank of Baroda	30,746	462,207
Bank of China Ltd., Class H	1,099,000	554,433
Bank Rakyat Indonesia	130,000	131,305
Commonwealth Bank of Australia	14,850	601,879
Daegu Bank Ltd.	20,460	232,154
DBS Group Holdings Ltd.	52,000	504,203
Fukuoka Financial Group, Inc.	82,000	340,097
Industrial & Commercial Bank of China, Class H	670,100	487,417

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Mitsubishi UFJ Financial Group, Inc.	27,400	124,209
National Australia Bank Ltd.	7,177	138,632
Siam Commercial Bank PCL, Foreign Registered Shares	115,600	289,981
Sumitomo Mitsui Financial Group, Inc.	15,200	429,106
Union Bank of India	36,241	237,783
Westpac Banking Corp.	29,391	519,025
Commercial Banks Total		5,553,588
Consumer Finance — 0.5%
ORIX Corp.	2,600	188,845
Consumer Finance Total		188,845
Diversified Financial Services — 0.6%
Fuyo General Lease Co., Ltd.	8,600	196,736
Diversified Financial Services Total		196,736
Insurance — 2.8%
Dongbu Insurance Co., Ltd.	13,720	392,584
Hyundai Marine & Fire Insurance Co., Ltd.	16,060	317,106
QBE Insurance Group Ltd.	18,150	276,212
Insurance Total		985,902
Real Estate Investment Trusts (REITs) — 0.9%
Japan Retail Fund Investment Corp.	270	328,262
Real Estate Investment Trusts (REITs) Total		328,262
Real Estate Management & Development — 3.9%
Ho Bee Investment Ltd.	283,000	305,543
Hongkong Land Holdings Ltd.	76,000	375,728
Huaku Development Co., Ltd.	145,000	356,687
Swire Pacific Ltd., Class A	28,200	319,528
Real Estate Management & Development Total		1,357,486
Thrifts & Mortgage Finance — 0.7%
LIC Housing Finance Ltd.	10,586	226,344
Thrifts & Mortgage Finance Total		226,344
FINANCIALS TOTAL		9,353,356
HEALTH CARE — 3.3%
Health Care Equipment & Supplies — 0.9%
St. Shine Optical Co., Ltd.	41,000	326,797
Health Care Equipment & Supplies Total		326,797
Health Care Providers & Services — 1.4%
As One Corp.	6,400	109,815
Miraca Holdings, Inc.	12,400	371,486
Health Care Providers & Services Total		481,301

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 1.0%
Santen Pharmaceutical Co., Ltd.	9,800	352,653
Pharmaceuticals Total		352,653
HEALTH CARE TOTAL		1,160,751
INDUSTRIALS — 13.4%
Building Products — 0.8%
Asahi Glass Co., Ltd.	30,000	279,912
Building Products Total		279,912
Commercial Services & Supplies — 1.1%
Aeon Delight Co., Ltd.	20,000	388,266
Commercial Services & Supplies Total		388,266
Construction & Engineering — 2.7%
CTCI Corp.	244,000	238,996
Macmahon Holdings Ltd.	531,805	239,228
Monadelphous Group Ltd.	11,493	122,046
NEC Networks & System Integration Corp.	27,600	343,210
Construction & Engineering Total		943,480
Electrical Equipment — 2.1%
I-Sheng Electric Wire & Cable Co., Ltd.	65,000	113,510
Nidec Corp.	2,400	201,009
Sumitomo Electric Industries Ltd.	36,000	421,380
Electrical Equipment Total		735,899
Industrial Conglomerates — 1.1%
Fraser & Neave Ltd.	50,000	182,733
Jardine Matheson Holdings Ltd.	5,879	205,430
Industrial Conglomerates Total		388,163
Machinery — 2.0%
Fanuc Ltd.	3,600	403,884
Sintokogio Ltd.	38,500	290,390
Machinery Total		694,274
Road & Rail — 0.7%
Transport International Holdings Ltd.	80,521	232,208
Road & Rail Total		232,208
Trading Companies & Distributors — 2.5%
ITOCHU Corp.	63,100	491,984
Mitsubishi Corp.	18,300	381,332
Trading Companies & Distributors Total		873,316

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Transportation Infrastructure — 0.4%
Zhejiang Expressway Co., Ltd., Class H	166,000	153,384
Transportation Infrastructure Total		153,384
INDUSTRIALS TOTAL		4,688,902
INFORMATION TECHNOLOGY — 13.3%
Communications Equipment — 0.4%
O-Net Communications Group Ltd. (a)	311,000	139,387
Communications Equipment Total		139,387
Computers & Peripherals — 0.7%
Wistron Corp.	174,631	256,270
Computers & Peripherals Total		256,270
Electronic Equipment, Instruments & Components — 2.6%
FUJIFILM Holdings Corp.	11,700	336,562
HON HAI Precision Industry Co., Ltd.	61,745	216,856
Venture Corp., Ltd.	54,000	342,575
Electronic Equipment, Instruments & Components Total		895,993
Internet Software & Services — 1.0%
Tencent Holdings Ltd.	21,100	347,947
Internet Software & Services Total		347,947
Office Electronics — 1.6%
Canon, Inc.	14,600	544,333
Office Electronics Total		544,333
Semiconductors & Semiconductor Equipment — 5.0%
Macronix International	639,000	418,523
Samsung Electronics Co., Ltd.	1,378	865,229
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	22,617	220,742
United Microelectronics Corp., ADR (a)	91,047	264,947
Semiconductors & Semiconductor Equipment Total		1,769,441
Software — 2.0%
Nintendo Co., Ltd.	1,500	436,945
NSD Co., Ltd.	24,700	280,570
Software Total		717,515
INFORMATION TECHNOLOGY TOTAL		4,670,886
MATERIALS — 9.6%
Chemicals — 3.6%
Capro Corp. (a)	24,650	295,966
Hitachi Chemical Co., Ltd.	17,700	328,602
Kansai Paint Co., Ltd.	47,000	402,229

5

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Nitto Denko Corp.	7,700	251,225
Chemicals Total		1,278,022
Construction Materials — 0.8%
PT Indocement Tunggal Prakarsa Tbk	153,000	263,521
Construction Materials Total		263,521
Containers & Packaging — 0.8%
Cheng Loong Corp. (a)	769,000	278,444
Containers & Packaging Total		278,444
Metals & Mining — 4.4%
BHP Billiton Ltd.	28,348	881,619
Eurasian Natural Resources Corp. PLC	22,816	290,215
Freeport-McMoRan Copper & Gold, Inc.	4,043	239,062
Rio Tinto Ltd.	2,033	112,595
Metals & Mining Total		1,523,491
MATERIALS TOTAL		3,343,478
TELECOMMUNICATION SERVICES — 4.8%
Diversified Telecommunication Services — 1.1%
Chunghwa Telecom Co., Ltd., ADR	19,027	374,642
Diversified Telecommunication Services Total		374,642
Wireless Telecommunication Services — 3.7%
China Mobile Ltd., ADR	3,802	187,857
NTT DoCoMo, Inc.	333	503,572
SK Telecom Co., Ltd.	905	118,530
Softbank Corp.	19,100	504,843
Wireless Telecommunication Services Total		1,314,802
TELECOMMUNICATION SERVICES TOTAL		1,689,444
UTILITIES — 4.1%
Gas Utilities — 2.6%
PT Perusahaan Gas Negara Tbk	524,000	221,566
Tokyo Gas Co., Ltd.	85,000	388,609
Xinao Gas Holdings Ltd.	128,000	276,135
Gas Utilities Total		886,310
Independent Power Producers & Energy Traders — 0.6%
Energy Development Corp.	2,233,000	213,820
Independent Power Producers & Energy Traders Total		213,820

6

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Water Utilities — 0.9%
Guangdong Investment Ltd.	686,000	322,371
Water Utilities Total		322,371
UTILITIES TOTAL		1,422,501

Total Common Stocks (cost of $32,728,546)		34,453,556

Investment Companies — 1.2%
iShares MSCI Emerging Markets Index Fund	4,339	161,932
iShares MSCI Japan Index Fund	18,077	166,308
iShares MSCI Pacific ex-Japan Index Fund	2,303	82,309

Total Investment Companies (cost of $441,781)		410,549

	Par ($)
Short-Term Obligation — 0.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due 07/01/10 at 0.00%, collateralized by a U.S. Government Agency obligation maturing 12/14/12, market value $239,406 (repurchase proceeds $230,000)	230,000	230,000

Total Short-Term Obligation (cost of $230,000)		230,000

Total Investments — 100.1% (cost of $33,400,327)(c)(d)		35,094,105

Other Assets & Liabilities, Net — (0.1)%		(37,620)

Net Assets — 100.0%		35,056,485

Notes to Investment Portfolio:

* Security Valuation:

Equity securities, exchange-traded funds and securities of certain investments companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing within 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

7

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$4,493,534	$—	$4,493,534
Consumer Staples	209,581	1,770,381	29,765	2,009,727
Energy	—	1,620,977	—	1,620,977
Financials	375,728	8,977,628	—	9,353,356
Health Care	—	1,160,751	—	1,160,751
Industrials	205,430	4,483,472	—	4,688,902
Information Technology	485,689	4,185,197	—	4,670,886
Materials	239,062	3,104,416	—	3,343,478
Telecommunication Services	562,499	1,126,945	—	1,689,444
Utilities	—	1,422,501	—	1,422,501
Total Common Stocks	2,077,989	32,345,802	29,765	34,453,556
Total Investment Companies	410,549	—	—	410,549
Total Short-Term Obligation	—	230,000	—	230,000
Total Investments	2,488,538	32,575,802	29,765	35,094,105
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	55,845	—	55,845
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(33,041)	—	(33,041)
Total	$2,488,538	$32,598,606	$29,765	$35,116,909

8

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain common stocks classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors including, but not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer since the halt date, and the position of the security within the respective company’s capital structure

There were no significant transfers between Levels 1 and 2 during the period.

The following table reconciles asset balances for the three month period ending June 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2010
Common Stocks
Consumer Staples	$76,557	$—	$(46,792)	$—	$—	$—	$—	$29,765
Financials	79,153	1,331	(1,719)	22,796	(101,561)	—	—	—
	$155,710	$1,331	$(48,511)	$22,796	$(101,561)	$—	$—	$29,765

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at June 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $46,792.

(a)	Non-income producing security.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2010, the value of this security amounted to $29,765, which represents 0.1% of net assets.

(c)	Cost for federal income tax purposes is $33,400,327.
(d)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$4,426,410	$(2,732,632)	$1,693,778

9

Forward foreign currency exchange contracts outstanding on June 30, 2010 are:

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	AUD	$1,847,605	$1,821,235	08/26/10	$26,370
Morgan Stanley Capital Services, Inc.	INR	475,036	473,243	08/26/10	1,793
Morgan Stanley Capital Services, Inc.	JPY	432,921	425,241	08/26/10	7,680
Morgan Stanley Co., Inc.	KRW	72,254	73,867	08/26/10	(1,613)
Morgan Stanley Capital Services, Inc.	MYR	655,984	639,531	08/26/10	16,453
Morgan Stanley Capital Services, Inc.	NZD	72,416	70,723	08/26/10	1,693
Morgan Stanley Capital Services, Inc.	TWD	106,689	105,755	08/26/10	934
					$53,310

Counterparty	Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	GBP	$364,549	$351,150	08/26/10	$(13,399)
Morgan Stanley Capital Services, Inc.	JPY	287,229	275,957	08/26/10	(11,272)
Morgan Stanley Capital Services, Inc.	KRW	213,274	213,979	08/26/10	705
Morgan Stanley Capital Services, Inc.	PHP	144,168	142,597	08/26/10	(1,571)
Morgan Stanley Capital Services, Inc.	SGD	248,035	248,252	08/26/10	217
Morgan Stanley Capital Services, Inc.	THB	537,860	534,740	08/26/10	(3,120)
Morgan Stanley Capital Services, Inc.	TWD	1,053,655	1,051,589	08/26/10	(2,066)
					$(30,506)

For the three months ended June 30, 2010, transactions in written option contracts were as follows:

	Number of Contracts	Premium Received
Options outstanding at March 31, 2010	13	$195
Options written	26	1,417
Options terminated in closing purchase transactions	(26)	(1,430)
Options exercised	—	—
Options expired	(13)	(182)
Options outstanding at June 30, 2010	—	$—

10

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thailand Bhat
TWD	New Taiwan Dollar

11

INVESTMENT PORTFOLIO

June 30, 2010 (Unaudited)	Columbia Select Large Cap Growth Fund

	Shares	Value ($)*
Common Stocks — 99.4%
CONSUMER DISCRETIONARY — 17.7%
Internet & Catalog Retail — 8.2%
Amazon.com, Inc. (a)	997,005	108,932,766
priceline.com, Inc. (a)	491,515	86,772,058
Internet & Catalog Retail Total		195,704,824
Specialty Retail — 6.1%
O’Reilly Automotive, Inc. (a)	1,302,760	61,959,266
Staples, Inc.	4,481,770	85,377,718
Specialty Retail Total		147,336,984
Textiles, Apparel & Luxury Goods — 3.4%
Lululemon Athletica, Inc. (a)	2,180,480	81,157,466
Textiles, Apparel & Luxury Goods Total		81,157,466
CONSUMER DISCRETIONARY TOTAL		424,199,274
CONSUMER STAPLES — 2.8%
Food & Staples Retailing — 2.8%
Costco Wholesale Corp.	1,238,045	67,882,007
Food & Staples Retailing Total		67,882,007
CONSUMER STAPLES TOTAL		67,882,007
ENERGY — 7.2%
Energy Equipment & Services — 3.3%
FMC Technologies, Inc. (a)	1,510,159	79,524,973
Energy Equipment & Services Total		79,524,973
Oil, Gas & Consumable Fuels — 3.9%
EOG Resources, Inc.	936,050	92,079,239
Oil, Gas & Consumable Fuels Total		92,079,239
ENERGY TOTAL		171,604,212
FINANCIALS — 8.2%
Capital Markets — 4.0%
T. Rowe Price Group, Inc.	2,170,353	96,341,970
Capital Markets Total		96,341,970
Diversified Financial Services — 4.2%
CME Group, Inc.	356,780	100,451,409
Diversified Financial Services Total		100,451,409
FINANCIALS TOTAL		196,793,379
HEALTH CARE — 24.9%
Biotechnology — 4.4%
Celgene Corp. (a)	2,101,399	106,793,097
Biotechnology Total		106,793,097

1

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 3.2%
St. Jude Medical, Inc. (a)	2,125,350	76,703,882
Health Care Equipment & Supplies Total		76,703,882
Health Care Providers & Services — 3.3%
Medco Health Solutions, Inc. (a)	1,459,241	80,374,994
Health Care Providers & Services Total		80,374,994
Life Sciences Tools & Services — 7.2%
Covance, Inc. (a)	1,122,880	57,626,202
Illumina, Inc. (a)	1,378,570	60,009,152
QIAGEN N.V. (a)	2,867,101	55,105,681
Life Sciences Tools & Services Total		172,741,035
Pharmaceuticals — 6.8%
Allergan, Inc.	1,437,772	83,764,596
Novo Nordisk A/S, ADR	972,487	78,790,897
Pharmaceuticals Total		162,555,493
HEALTH CARE TOTAL		599,168,501
INDUSTRIALS — 2.5%
Air Freight & Logistics — 2.5%
Expeditors International of Washington, Inc.	1,769,082	61,051,020
Air Freight & Logistics Total		61,051,020
INDUSTRIALS TOTAL		61,051,020
INFORMATION TECHNOLOGY — 29.7%
Communications Equipment — 2.8%
QUALCOMM, Inc.	2,081,070	68,342,339
Communications Equipment Total		68,342,339
Computers & Peripherals — 9.4%
Apple, Inc. (a)	453,400	114,043,702
EMC Corp. (a)	6,119,810	111,992,523
Computers & Peripherals Total		226,036,225
Internet Software & Services — 6.5%
Akamai Technologies, Inc. (a)	1,795,330	72,836,538
Google, Inc., Class A (a)	189,989	84,535,605
Internet Software & Services Total		157,372,143
IT Services — 8.0%
Cognizant Technology Solutions Corp., Class A (a)	1,676,930	83,947,116
MasterCard, Inc., Class A	537,834	107,314,018
IT Services Total		191,261,134

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 3.0%
Salesforce.com, Inc. (a)	829,950	71,226,309
Software Total		71,226,309
INFORMATION TECHNOLOGY TOTAL		714,238,150
MATERIALS — 3.4%
Chemicals — 3.4%
Praxair, Inc.	1,086,570	82,568,454
Chemicals Total		82,568,454
MATERIALS TOTAL		82,568,454
TELECOMMUNICATION SERVICES — 3.0%
Wireless Telecommunication Services — 3.0%
America Movil SAB de CV, Series L, ADR	1,510,557	71,751,458
Wireless Telecommunication Services Total		71,751,458
TELECOMMUNICATION SERVICES TOTAL		71,751,458

Total Common Stocks (cost of $2,266,158,349)		2,389,256,455

	Par ($)
Short-Term Obligation — 1.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due 07/01/10 at 0.000%, collateralized by a U.S. Government Agency obligation maturing 01/28/13, market value $46,235,025 (repurchase proceeds $45,327,000)	45,327,000	45,327,000

Total Short-Term Obligation (cost of $45,327,000)		45,327,000

Total Investments — 101.3% (cost of $2,311,485,349)(b)(c)		2,434,583,455

Other Assets & Liabilities, Net — (1.3)%		(31,834,779)

Net Assets — 100.0%		2,402,748,676

3

Notes to Investment Portfolio:

*      Security Valuation:

Equity securities and securities of certain investment exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$2,389,256,455	$—	$—	$2,389,256,455
Total Short-Term Obligation	—	45,327,000	—	45,327,000
Total Investments	$2,389,256,455	$45,327,000	$—	$2,434,583,455

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $2,311,485,349.
(c)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$281,622,730	$(158,524,624)	$123,098,106

Acronym	Name

ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO

June 30, 2010 (Unaudited)	Columbia Select Opportunities Fund

	Shares	Value ($)*

Common Stocks — 98.7%
CONSUMER DISCRETIONARY — 11.0%
Auto Components — 0.5%
Nokian Renkaat Oyj	20,216	495,101
Auto Components Total		495,101
Automobiles — 0.5%
Nissan Motor Co., Ltd. (a)	71,200	493,574
Automobiles Total		493,574
Hotels, Restaurants & Leisure — 1.8%
Bally Technologies, Inc. (a)	12,376	400,859
Ctrip.com International Ltd., ADR (a)	17,992	675,779
Las Vegas Sands Corp. (a)	31,993	708,325
Hotels, Restaurants & Leisure Total		1,784,963
Internet & Catalog Retail — 0.3%
priceline.com, Inc. (a)	1,472	259,867
Internet & Catalog Retail Total		259,867
Media — 1.5%
Comcast Corp., Class A	44,004	764,349
Lamar Advertising Co., Class A (a)	6,484	158,988
News Corp., Class A	44,235	529,051
Media Total		1,452,388
Multiline Retail — 2.1%
Big Lots, Inc. (a)	31,172	1,000,310
Target Corp.	20,432	1,004,641
Multiline Retail Total		2,004,951
Specialty Retail — 2.9%
Belle International Holdings Ltd.	437,000	620,679
Collective Brands, Inc. (a)	38,866	614,083
GameStop Corp., Class A (a)	37,727	708,890
Jo-Ann Stores, Inc. (a)	22,127	829,984
Specialty Retail Total		2,773,636
Textiles, Apparel & Luxury Goods — 1.4%
Hanesbrands, Inc. (a)	23,113	556,099
NIKE, Inc., Class B	7,743	523,039
Ports Design Ltd.	115,000	292,997
Textiles, Apparel & Luxury Goods Total		1,372,135
CONSUMER DISCRETIONARY TOTAL		10,636,615
CONSUMER STAPLES — 9.4%
Beverages — 2.6%
Carlsberg A/S, Class B	5,132	390,173
Constellation Brands, Inc., Class A (a)	29,908	467,163
Hansen Natural Corp. (a)	13,040	509,994

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
PepsiCo, Inc.	19,607	1,195,047
Beverages Total		2,562,377
Food & Staples Retailing — 2.0%
BJ’s Wholesale Club, Inc. (a)	22,064	816,589
Casey’s General Stores, Inc.	14,375	501,687
Walgreen Co.	21,333	569,591
Food & Staples Retailing Total		1,887,867
Food Products — 1.5%
Archer-Daniels-Midland Co.	20,665	533,570
Kraft Foods, Inc., Class A	33,392	934,976
Food Products Total		1,468,546
Personal Products — 1.6%
Avon Products, Inc.	26,408	699,812
Hypermarcas SA (a)	66,100	848,863
Personal Products Total		1,548,675
Tobacco — 1.7%
Japan Tobacco, Inc.	122	379,278
Philip Morris International, Inc.	27,681	1,268,897
Tobacco Total		1,648,175
CONSUMER STAPLES TOTAL		9,115,640
ENERGY — 13.2%
Energy Equipment & Services — 4.7%
Cameron International Corp. (a)	15,032	488,841
Ensco International PLC, ADR	12,000	471,360
National-Oilwell Varco, Inc.	14,620	483,483
Noble Corp.	14,306	442,198
Pioneer Drilling Co. (a)	24,605	139,510
Schlumberger Ltd.	9,288	513,998
Smith International, Inc.	16,667	627,513
Tenaris SA, ADR	13,098	453,322
Weatherford International Ltd. (a)	44,487	584,559
Wellstream Holdings PLC	54,282	400,772
Energy Equipment & Services Total		4,605,556
Oil, Gas & Consumable Fuels — 8.5%
Apache Corp.	10,238	861,937
Cimarex Energy Co.	9,726	696,187
Continental Resources, Inc. (a)	9,524	424,961
Denbury Resources, Inc. (a)	52,233	764,691
EOG Resources, Inc.	8,803	865,951
Exxon Mobil Corp.	27,812	1,587,231

2

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Hess Corp.	10,512	529,174
LUKOIL OAO, ADR	12,120	624,180
Occidental Petroleum Corp.	13,284	1,024,861
Peabody Energy Corp.	12,053	471,634
Petroleo Brasileiro SA, ADR	10,309	353,805
Oil, Gas & Consumable Fuels Total		8,204,612
ENERGY TOTAL		12,810,168
FINANCIALS — 15.8%
Capital Markets — 4.5%
Charles Schwab Corp.	42,250	599,105
Greenhill & Co., Inc.	8,226	502,855
Invesco Ltd.	31,450	529,304
Morgan Stanley	43,759	1,015,646
Northern Trust Corp.	11,591	541,300
SEI Investments Co.	29,502	600,661
TD Ameritrade Holding Corp. (a)	36,351	556,170
Capital Markets Total		4,345,041
Commercial Banks — 4.3%
Fifth Third Bancorp.	22,561	277,275
HDFC Bank Ltd., ADR	3,171	453,358
Itau Unibanco Holding SA, ADR	31,220	562,272
MB Financial, Inc.	23,492	432,018
PT Bank Central Asia Tbk	883,500	571,109
Wells Fargo & Co.	72,359	1,852,390
Commercial Banks Total		4,148,422
Consumer Finance — 0.8%
Discover Financial Services	57,501	803,864
Consumer Finance Total		803,864
Diversified Financial Services — 4.9%
Bank of America Corp.	139,697	2,007,446
Hong Kong Exchanges & Clearing Ltd.	25,300	395,154
JPMorgan Chase & Co.	54,871	2,008,827
Portfolio Recovery Associates, Inc. (a)	4,990	333,232
Diversified Financial Services Total		4,744,659
Insurance — 1.3%
Primerica, Inc. (a)	21,646	464,090

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Principal Financial Group, Inc.	32,157	753,760
Insurance Total		1,217,850
FINANCIALS TOTAL		15,259,836
HEALTH CARE — 9.0%
Biotechnology — 1.1%
Alexion Pharmaceuticals, Inc. (a)	8,318	425,798
Dendreon Corp. (a)	5,173	167,243
Gilead Sciences, Inc. (a)	13,709	469,945
Biotechnology Total		1,062,986
Health Care Equipment & Supplies — 1.7%
Covidien PLC	9,857	396,054
Hospira, Inc. (a)	10,956	629,422
Insulet Corp. (a)	14,598	219,700
NuVasive, Inc. (a)	10,775	382,082
Health Care Equipment & Supplies Total		1,627,258
Health Care Providers & Services — 2.7%
CIGNA Corp.	14,983	465,372
Community Health Systems, Inc. (a)	8,143	275,315
Express Scripts, Inc. (a)	15,617	734,311
Fleury SA (a)	26,900	297,912
UnitedHealth Group, Inc.	30,097	854,755
Health Care Providers & Services Total		2,627,665
Life Sciences Tools & Services — 0.4%
QIAGEN N.V. (a)	19,111	367,313
Life Sciences Tools & Services Total		367,313
Pharmaceuticals — 3.1%
Allergan, Inc.	8,810	513,271
Auxilium Pharmaceuticals, Inc. (a)	9,999	234,976
Merck & Co., Inc.	37,073	1,296,443
Teva Pharmaceutical Industries Ltd., ADR	10,674	554,941
Watson Pharmaceuticals, Inc. (a)	10,777	437,223
Pharmaceuticals Total		3,036,854
HEALTH CARE TOTAL		8,722,076
INDUSTRIALS — 12.4%
Aerospace & Defense — 2.0%
BE Aerospace, Inc. (a)	15,282	388,621
Boeing Co.	6,100	382,775
Spirit Aerosystems Holdings, Inc., Class A (a)	12,604	240,232

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
United Technologies Corp.	14,406	935,094
Total Aerospace & Defense		1,946,722
Air Freight & Logistics — 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	7,923	376,343
Air Freight & Logistics Total		376,343
Commercial Services & Supplies — 0.2%
Tetra Tech, Inc. (a)	12,176	238,771
Commercial Services & Supplies Total		238,771
Construction & Engineering — 1.5%
EMCOR Group, Inc. (a)	9,568	221,691
Insituform Technologies, Inc., Class A (a)	22,381	458,363
Orion Marine Group, Inc. (a)	12,352	175,398
Quanta Services, Inc. (a)	28,182	581,958
Construction & Engineering Total		1,437,410
Industrial Conglomerates — 1.5%
General Electric Co.	48,495	699,298
Siemens AG, ADR	7,972	713,733
Industrial Conglomerates Total		1,413,031
Machinery — 4.2%
Barnes Group, Inc.	25,946	425,255
Caterpillar, Inc.	13,402	805,058
Cummins, Inc.	5,318	346,361
Dover Corp.	11,373	475,278
Joy Global, Inc.	9,021	451,862
Kubota Corp.	68,000	519,275
Parker Hannifin Corp.	13,593	753,868
WABCO Holdings, Inc. (a)	8,122	255,680
Machinery Total		4,032,637
Marine — 1.0%
A.P. Moller - Maersk A/S, Class B	125	980,088
Marine Total		980,088
Professional Services — 0.8%
Huron Consulting Group, Inc. (a)	19,503	378,553
Manpower, Inc.	8,887	383,741
Professional Services Total		762,294
Road & Rail — 0.8%
J.B. Hunt Transport Services, Inc.	8,934	291,874

5

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Union Pacific Corp.	6,774	470,861
Road & Rail Total		762,735
INDUSTRIALS TOTAL		11,950,031
INFORMATION TECHNOLOGY — 19.5%
Communications Equipment — 0.9%
QUALCOMM, Inc.	26,821	880,801
Communications Equipment Total		880,801
Computers & Peripherals — 3.9%
Apple, Inc. (a)	8,193	2,060,785
Hewlett-Packard Co.	38,967	1,686,492
Computers & Peripherals Total		3,747,277
Electronic Equipment, Instruments & Components — 0.9%
Hollysys Automation Technologies Ltd. (a)	24,593	221,583
Tyco Electronics Ltd.	24,276	616,125
Electronic Equipment, Instruments & Components Total		837,708
Internet Software & Services — 2.8%
eBay, Inc. (a)	44,110	864,997
Google, Inc., Class A (a)	2,654	1,180,897
GSI Commerce, Inc. (a)	13,945	401,616
Tencent Holdings Ltd.	13,900	229,217
Internet Software & Services Total		2,676,727
IT Services — 4.0%
Alliance Data Systems Corp. (a)	9,355	556,810
Hewitt Associates, Inc., Class A (a)	9,799	337,674
International Business Machines Corp.	15,503	1,914,310
MasterCard, Inc., Class A	3,090	616,548
Redecard SA	32,400	457,728
IT Services Total		3,883,070
Semiconductors & Semiconductor Equipment — 2.7%
Advanced Energy Industries, Inc. (a)	26,330	323,596
Cavium Networks, Inc. (a)	8,397	219,917
Disco Corp.	4,600	291,741
Intel Corp.	45,502	885,014
Silicon Laboratories, Inc. (a)	4,587	186,049
Trina Solar Ltd., ADR (a)	23,589	407,618
Varian Semiconductor Equipment Associates, Inc. (a)	12,139	347,904
Semiconductors & Semiconductor Equipment Total		2,661,839

6

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 4.3%
Electronic Arts, Inc. (a)	25,228	363,283
Microsoft Corp.	86,181	1,983,025
Nuance Communications, Inc. (a)	16,528	247,094
Oracle Corp.	34,417	738,589
TIBCO Software, Inc. (a)	43,540	525,092
VanceInfo Technologies, Inc., ADR (a)	12,389	288,416
Software Total		4,145,499
INFORMATION TECHNOLOGY TOTAL		18,832,921
MATERIALS — 4.7%
Chemicals — 1.3%
Ferro Corp. (a)	73,036	538,275
Potash Corp. of Saskatchewan, Inc.	4,370	376,869
STR Holdings, Inc. (a)	17,302	325,278
Chemicals Total		1,240,422
Construction Materials — 0.6%
Cemex SAB de CV, ADR (a)	56,264	544,073
Construction Materials Total		544,073
Metals & Mining — 2.8%
AK Steel Holding Corp.	27,380	326,370
ArcelorMittal, NY Registered Shares	16,811	449,862
Eurasian Natural Resources Corp. PLC	37,832	481,215
Freeport-McMoRan Copper & Gold, Inc.	13,291	785,897
Thompson Creek Metals Co., Inc. (a)	52,043	451,733
Vale SA, ADR	10,554	256,990
Metals & Mining Total		2,752,067
MATERIALS TOTAL		4,536,562
TELECOMMUNICATION SERVICES — 1.7%
Diversified Telecommunication Services — 0.1%
Cogent Communications Group, Inc. (a)	17,132	129,860
Diversified Telecommunication Services Total		129,860
Wireless Telecommunication Services — 1.6%
American Tower Corp., Class A (a)	12,434	553,313
Millicom International Cellular SA	4,018	325,739

7

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Mobile TeleSystems OJSC, ADR (a)	33,340	638,795
Wireless Telecommunication Services Total		1,517,847
TELECOMMUNICATION SERVICES TOTAL		1,647,707
UTILITIES — 2.0%
Electric Utilities — 0.6%
NV Energy, Inc.	48,221	569,490
Electric Utilities Total		569,490
Gas Utilities — 0.6%
PT Perusahaan Gas Negara Tbk	1,533,000	648,207
Gas Utilities Total		648,207
Independent Power Producers & Energy Traders — 0.8%
AES Corp. (a)	80,634	745,058
Independent Power Producers & Energy Traders Total		745,058
UTILITIES TOTAL		1,962,755

Total Common Stocks (cost of $85,046,284)		95,474,311

	Par ($)
Short-Term Obligation — 0.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due 07/01/10 at 0.000%, collateralized by a U.S. Government Agency obligation maturing 12/14/12, market value $758,969 (repurchase proceeds $742,000)	742,000	742,000

Total Short-Term Obligation (cost of $742,000)		742,000

Total Investments — 99.5% (cost of $85,788,284)(b)(c)		96,216,311

Other Assets & Liabilities, Net — 0.5%		521,702

Net Assets — 100.0%		96,738,013

8

Notes to Investment Portfolio:

*      Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$8,734,264	$1,902,351	$—	$10,636,615
Consumer Staples	8,346,189	769,451	—	9,115,640
Energy	12,409,396	400,772	—	12,810,168
Financials	14,293,573	966,263	—	15,259,836
Health Care	8,722,076	—	—	8,722,076
Industrials	10,450,668	1,499,363	—	11,950,031
Information Technology	18,311,963	520,958	—	18,832,921
Materials	4,055,347	481,215	—	4,536,562
Telecommunication Services	1,647,707	—	—	1,647,707
Utilities	1,314,548	648,207	—	1,962,755
Total Common Stocks	88,285,731	7,188,580	—	95,474,311
Total Short-Term Obligation	—	742,000	—	742,000
Total Investments	$88,285,731	$7,930,580	$—	$96,216,311

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $85,788,284.
(c)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$16,158,126	$(5,730,099)	$10,428,027

Acronym	Name

ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia Select Small Cap Fund

	Shares	Value ($)*
Common Stocks — 99.4%
CONSUMER DISCRETIONARY — 16.5%
Automobiles — 2.4%
Thor Industries, Inc.	490,000	11,637,500
Automobiles Total		11,637,500
Diversified Consumer Services — 2.1%
Sotheby’s	460,000	10,520,200
Diversified Consumer Services Total		10,520,200
Hotels, Restaurants & Leisure — 2.6%
P.F. Chang’s China Bistro, Inc.	320,000	12,688,000
Hotels, Restaurants & Leisure Total		12,688,000
Household Durables — 2.0%
Meritage Home Corp. (a)	340,000	5,535,200
Ryland Group, Inc.	280,000	4,429,600
Household Durables Total		9,964,800
Specialty Retail — 5.7%
RadioShack Corp.	680,000	13,266,800
Williams-Sonoma, Inc.	610,000	15,140,200
Specialty Retail Total		28,407,000
Textiles, Apparel & Luxury Goods — 1.7%
Liz Claiborne, Inc. (a)	1,960,000	8,271,200
Textiles, Apparel & Luxury Goods Total		8,271,200
CONSUMER DISCRETIONARY TOTAL		81,488,700
ENERGY — 9.6%
Energy Equipment & Services — 4.9%
Helix Energy Solutions Group, Inc. (a)	940,000	10,123,800
Helmerich & Payne, Inc.	390,000	14,242,800
Energy Equipment & Services Total		24,366,600
Oil, Gas & Consumable Fuels — 4.7%
Overseas Shipholding Group, Inc.	310,000	11,482,400
SM Energy Co.	290,000	11,646,400
Oil, Gas & Consumable Fuels Total		23,128,800
ENERGY TOTAL		47,495,400
FINANCIALS — 17.2%
Capital Markets — 7.4%
Greenhill & Co., Inc.	175,000	10,697,750
KBW, Inc. (a)	530,000	11,363,200
Legg Mason, Inc.	510,000	14,295,300
Capital Markets Total		36,356,250
Commercial Banks — 8.3%
City National Corp.	230,000	11,782,900
Wintrust Financial Corp.	440,000	14,669,600

1

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Zions Bancorporation	670,000	14,451,900
Commercial Banks Total		40,904,400
Real Estate Management & Development — 1.5%
St. Joe Co. (a)	320,000	7,411,200
Real Estate Management & Development Total		7,411,200
FINANCIALS TOTAL		84,671,850
HEALTH CARE — 5.1%
Health Care Equipment & Supplies — 3.0%
Cooper Companies, Inc.	370,000	14,722,300
Health Care Equipment & Supplies Total		14,722,300
Health Care Technology — 2.1%
athenahealth, Inc. (a)	400,000	10,452,000
Health Care Technology Total		10,452,000
HEALTH CARE TOTAL		25,174,300
INDUSTRIALS — 16.8%
Building Products — 4.4%
Quanex Building Products Corp.	640,000	11,065,600
Simpson Manufacturing Co., Inc.	440,000	10,802,000
Building Products Total		21,867,600
Construction & Engineering — 5.3%
Chicago Bridge & Iron Co., NV, N.Y. Registered Shares (a)	540,000	10,157,400
Shaw Group, Inc. (a)	470,000	16,083,400
Construction & Engineering Total		26,240,800
Machinery — 4.2%
Barnes Group, Inc.	630,000	10,325,700
Bucyrus International, Inc.	220,000	10,439,000
Machinery Total		20,764,700
Road & Rail — 2.9%
Kansas City Southern (a)	390,000	14,176,500
Road & Rail Total		14,176,500
INDUSTRIALS TOTAL		83,049,600
INFORMATION TECHNOLOGY — 27.3%
Communications Equipment — 11.5%
CommScope, Inc. (a)	450,000	10,696,500
F5 Networks, Inc. (a)	240,000	16,456,800
InterDigital, Inc. (a)	610,000	15,060,900
Plantronics, Inc.	500,000	14,300,000
Communications Equipment Total		56,514,200

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Internet Software & Services — 0.3%
j2 Global Communications, Inc. (a)	60,000	1,310,400
Internet Software & Services Total		1,310,400
IT Services — 5.2%
CoreLogic, Inc.	200,000	3,532,000
Forrester Research, Inc. (a)	375,000	11,347,500
Hewitt Associates, Inc., Class A (a)	315,000	10,854,900
IT Services Total		25,734,400
Semiconductors & Semiconductor Equipment — 4.5%
Cabot Microelectronics Corp. (a)	275,000	9,512,250
Power Integrations, Inc.	390,000	12,556,050
Semiconductors & Semiconductor Equipment Total		22,068,300
Software — 5.8%
Fair Isaac Corp.	590,000	12,856,100
Manhattan Associates, Inc. (a)	580,000	15,979,000
Software Total		28,835,100
INFORMATION TECHNOLOGY TOTAL		134,462,400
MATERIALS — 4.7%
Chemicals — 2.3%
OM Group, Inc. (a)	470,000	11,214,200
Chemicals Total		11,214,200
Metals & Mining — 2.4%
Brush Engineered Materials, Inc. (a)	600,000	11,988,000
Metals & Mining Total		11,988,000
MATERIALS TOTAL		23,202,200
TELECOMMUNICATION SERVICES — 2.2%
Diversified Telecommunication Services — 2.2%
Iridium Communications, Inc. (a)	1,100,000	11,044,000
Diversified Telecommunication Services Total		11,044,000
TELECOMMUNICATION SERVICES TOTAL		11,044,000

Total Common Stocks (cost of $410,708,437)		490,588,450

Total Investments — 99.4% (cost of $410,708,437)(b)(c)		490,588,450

Other Assets & Liabilities, Net — 0.6%		2,965,642

Net Assets — 100.0%		493,554,092

3

Notes to Investment Portfolio:

*      Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Fund’s portfolio as of June 30, 2010.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $410,708,437.
(c)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$98,461,026	$(18,581,013)	$79,880,013

4

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia Short-Intermediate Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 40.0%
BASIC MATERIALS — 1.7%
Chemicals — 0.9%
Dow Chemical Co.
	8.550% 05/15/19	1,050,000	1,285,319
EI Du Pont de Nemours & Co.
	6.000% 07/15/18	1,460,000	1,713,438
Chemicals Total			2,998,757
Iron/Steel — 0.8%
ArcelorMittal
	9.850% 06/01/19	1,050,000	1,312,123
Nucor Corp.
	5.850% 06/01/18	1,290,000	1,478,241
Iron/Steel Total			2,790,364
BASIC MATERIALS TOTAL			5,789,121
COMMUNICATIONS — 4.6%
Media — 2.5%
Comcast Cable Holdings LLC
	9.800% 02/01/12	3,595,000	4,021,913
Historic TW, Inc.
	9.150% 02/01/23	1,330,000	1,790,586
Time Warner Cable, Inc.
	3.500% 02/01/15	530,000	541,798
	6.550% 05/01/37	2,145,000	2,311,941
Media Total			8,666,238
Telecommunication Services — 2.1%
AT&T, Inc.
	5.500% 02/01/18	1,750,000	1,935,210
Telefonica Emisiones SAU
	0.674% 02/04/13 (08/04/10) (a)(b)	1,745,000	1,682,559
	6.421% 06/20/16	1,125,000	1,234,009
Telefonos de Mexico SAB de CV
	5.500% 01/27/15	2,150,000	2,339,593
Telecommunication Services Total			7,191,371
COMMUNICATIONS TOTAL			15,857,609
CONSUMER CYCLICAL — 0.7%
Retail — 0.7%
CVS Caremark Corp.
	6.125% 08/15/16	1,500,000	1,715,841

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
CVS Lease Pass-Through Trust
	8.353% 07/10/31 (c)	590,834	716,304
Retail Total			2,432,145
CONSUMER CYCLICAL TOTAL			2,432,145
CONSUMER NON-CYCLICAL — 1.7%
Food — 1.0%
Kraft Foods, Inc.
	4.125% 02/09/16	2,105,000	2,221,775
SYSCO Corp.
	4.200% 02/12/13	1,175,000	1,259,592
Food Total			3,481,367
Pharmaceuticals — 0.7%
Novartis Securities Investment Ltd.
	5.125% 02/10/19	2,275,000	2,546,739
Pharmaceuticals Total			2,546,739
CONSUMER NON-CYCLICAL TOTAL			6,028,106
ENERGY — 2.7%
Oil & Gas — 1.5%
Apache Corp.
	5.250% 04/15/13	1,675,000	1,829,517
Hess Corp.
	8.125% 02/15/19	950,000	1,184,228
Marathon Oil Corp.
	7.500% 02/15/19	128,000	153,486
Petrobras International Finance Co.
	5.750% 01/20/20	2,225,000	2,240,682
Oil & Gas Total			5,407,913
Oil & Gas Services — 1.2%
Baker Hughes, Inc.
	7.500% 11/15/18	1,725,000	2,109,009
Smith International, Inc.
	9.750% 03/15/19	1,470,000	2,000,832
Oil & Gas Services Total			4,109,841
ENERGY TOTAL			9,517,754
FINANCIALS — 25.0%
Banks — 18.4%
American Express Credit Corp.
	5.875% 05/02/13	940,000	1,028,483
Barclays Bank PLC
	5.125% 01/08/20	3,000,000	2,984,115

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
BNP Paribas
	0.695% 04/08/13 (07/08/10) (a)(b)	1,485,000	1,447,529
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC
	2.125% 12/21/12	2,155,000	2,149,151
Citibank NA
	1.625% 03/30/11 (d)	5,550,000	5,597,358
Citigroup, Inc.
	6.375% 08/12/14	3,650,000	3,876,858
Comerica Bank
	5.200% 08/22/17	1,305,000	1,336,022
Credit Suisse/New York NY
	5.000% 05/15/13	1,225,000	1,308,769
	6.000% 02/15/18	1,520,000	1,586,067
Deutsche Bank AG London
	4.875% 05/20/13	2,730,000	2,914,911
	6.000% 09/01/17	1,500,000	1,654,383
Goldman Sachs Group, Inc.
	3.250% 06/15/12	2,505,000	2,623,058
	6.000% 05/01/14	320,000	343,892
	6.150% 04/01/18	1,855,000	1,943,144
JPMorgan Chase & Co.
	5.150% 10/01/15	4,030,000	4,311,810
	6.000% 01/15/18	1,395,000	1,540,408
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	380,000	379,794
JPMorgan Chase Capital XX
	6.550% 09/29/36	840,000	803,107
JPMorgan Chase Capital XXII
	6.450% 02/02/37	290,000	273,738
Kreditanstalt Fuer Weideraufbau
	1.875% 01/14/13	1,705,000	1,728,906
Merrill Lynch & Co., Inc.
	6.875% 04/25/18 (e)	1,075,000	1,146,790
Morgan Stanley
	5.550% 04/27/17	1,760,000	1,745,698
	5.950% 12/28/17	1,080,000	1,093,673
	7.300% 05/13/19	325,000	349,511
National City Corp.
	4.900% 01/15/15	1,260,000	1,358,222
Nordea Bank Finland PLC/New York
	0.598% 04/13/12 (07/13/10) (a)(b)	1,785,000	1,784,281

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
PNC Funding Corp.
	5.125% 02/08/20	870,000	904,640
Regions Bank
	3.250% 12/09/11 (d)	3,785,000	3,922,763
Republic New York Corp.
	9.500% 04/15/14	2,700,000	3,178,243
Sovereign Bank
	2.750% 01/17/12 (d)	1,945,000	2,010,008
Wachovia Corp.
	5.500% 05/01/13	2,940,000	3,190,897
	5.750% 02/01/18	1,760,000	1,928,165
Westpac Banking Corp.
	4.875% 11/19/19	1,525,000	1,574,965
Banks Total			64,019,359
Diversified Financial Services — 4.0%
BP Capital Markets PLC
	1.550% 08/11/11	1,435,000	1,367,294
Capital One Financial Corp.
	6.750% 09/15/17	1,630,000	1,866,904
General Electric Capital Corp.
	5.500% 01/08/20	3,825,000	4,042,088
John Deere Capital Corp., MTN
	5.650% 07/25/11	3,080,000	3,221,369
Lehman Brothers Holdings, Inc.
	4.250% 01/27/10 (f)	2,960,000	584,600
	5.625% 01/24/13 (f)	1,750,000	354,375
PACCAR Financial Corp.
	0.801% 04/05/13 (07/05/10) (a)(b)	2,360,000	2,356,788
Diversified Financial Services Total			13,793,418
Insurance — 2.1%
Berkshire Hathaway Finance Corp.
	0.423% 01/13/12 (07/13/10) (a)(b)	1,440,000	1,440,236
CNA Financial Corp.
	7.350% 11/15/19	935,000	993,572
MetLife, Inc.
	7.717% 02/15/19	1,660,000	1,975,765
New York Life Global Funding
	4.650% 05/09/13 (c)	2,000,000	2,145,288

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Prudential Financial, Inc.
	7.375% 06/15/19	480,000	555,819
Insurance Total			7,110,680
Real Estate Investment Trusts (REITs) — 0.5%
Duke Realty LP
	8.250% 08/15/19	1,540,000	1,784,241
Real Estate Investment Trusts (REITs) Total			1,784,241
TOTAL FINANCIALS			86,707,698
INDUSTRIALS — 0.7%
Aerospace & Defense — 0.4%
McDonnell Douglas Corp.
	9.750% 04/01/12	1,190,000	1,363,776
Aerospace & Defense Total			1,363,776
Transportation — 0.3%
Norfolk Southern Corp.
	5.750% 04/01/18	1,105,000	1,249,070
Transportation Total			1,249,070
INDUSTRIALS TOTAL			2,612,846
UTILITIES — 2.9%
Electric — 2.9%
Columbus Southern Power Co.
	0.937% 03/16/12 (09/16/10) (a)(b)	1,895,000	1,891,714
Dominion Resources, Inc.
	5.200% 08/15/19	335,000	363,211
Pacific Gas & Electric Co.
	5.625% 11/30/17	1,910,000	2,152,228
Southern Co.
	5.300% 01/15/12	2,050,000	2,167,934
Virginia Electric Power
	5.100% 11/30/12	3,140,000	3,407,698
	Electric Total		9,982,785
	UTILITIES TOTAL		9,982,785

	Total Corporate Fixed-Income Bonds & Notes (cost of $133,603,711)		138,928,064

Commercial Mortgage-Backed Securities — 22.7%
Bear Stearns Commercial Mortgage Securities
	6.480% 02/15/35	406,853	415,553
Commercial Mortgage Asset Trust
	7.230% 01/17/32 (a)	2,000,000	2,226,485
	7.800% 11/17/32 (07/11/10) (a)(b)	3,556,000	4,001,209

5

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Credit Suisse First Boston Mortgage Securities Corp.
	4.801% 03/15/36	3,490,000	3,682,195
Greenwich Capital Commercial Funding Corp.
	5.317% 06/10/36 (07/01/10) (a)(b)	4,590,000	4,906,437
	6.085% 07/10/38 (07/01/10) (a)(b)	2,600,000	2,717,736
GS Mortgage Securities Corp. II
	4.751% 07/10/39	3,575,000	3,698,575
	5.560% 11/10/39	3,340,000	3,389,055
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.985% 01/12/37	1,765,000	1,851,260
	5.440% 06/12/47	730,000	729,065
	5.790% 06/12/43 (07/01/10) (a)(b)	2,501,000	2,671,447
	6.162% 05/12/34	1,855,000	1,960,009
LB-UBS Commercial Mortgage Trust
	4.166% 05/15/32	3,525,000	3,666,671
	6.653% 11/15/27	3,809,480	3,897,872
Morgan Stanley Dean Witter Capital I
	4.740% 11/13/36	3,085,000	3,238,500
	4.920% 03/12/35	750,000	793,448
	5.080% 09/15/37	5,550,000	5,853,355
	6.390% 07/15/33	848,365	876,319
Nomura Asset Securities Corp.
	7.897% 03/15/30 (07/11/10) (a)(b)	4,025,000	4,481,379
Salomon Brothers Mortgage Securities VII
	4.865% 03/18/36	3,320,000	3,466,873
Wachovia Bank Commercial Mortgage Trust
	5.001% 07/15/41	768,234	778,093
	5.012% 12/15/35 (a)	1,655,000	1,762,485
	5.037% 03/15/42	959,441	1,007,356
	5.087% 07/15/42 (07/01/10) (a)(b)	4,267,000	4,382,688
	5.110% 07/15/42 (07/01/10) (a)(b)	6,150,000	6,387,162
	5.230% 07/15/41 (07/01/10) (a)(b)	4,775,000	4,860,683
	5.445% 12/15/44 (07/01/10) (a)(b)	1,000,000	1,067,017

	Total Commercial Mortgage-Backed Securities (cost of $76,505,602)		78,768,927

6

		Par ($)	Value ($)
Government & Agency Obligations — 18.7%
U.S. GOVERNMENT OBLIGATIONS — 18.7%
Israel Government AID Bond
	(g) 05/15/18	8,355,000	6,525,597
Resolution Funding Corp. Interest STRIPS
	(g) 10/15/17	3,209,000	2,575,720
U.S. Treasury Inflation Indexed Note
	1.625% 01/15/18	4,151,874	4,376,333
U.S. Treasury Notes
	2.750% 05/31/17	9,805,000	10,011,827
	3.125% 01/31/17	27,750,000	29,022,587
	3.375% 11/15/19	9,720,000	10,067,033
U.S. Treasury STRIPS Coupon
	(g) 11/15/17	3,020,000	2,484,352
	U.S. GOVERNMENT OBLIGATIONS TOTAL		65,063,449

	Total Government & Agency Obligations (cost of $62,193,510)		65,063,449

Collateralized Mortgage Obligations — 6.1%
AGENCY — 6.1%
Federal Home Loan Mortgage Corp.
	4.375% 04/15/15	976,719	999,537
Government National Mortgage Association
	4.478% 08/16/32	2,925,000	3,041,288
	4.667% 09/16/25	2,800,000	2,964,764
	5.183% 05/16/28 (07/01/10) (a)(b)	10,355,000	11,307,571
	5.250% 07/16/29 (07/01/10) (a)(b)	2,824,972	2,964,831
	AGENCY TOTAL		21,277,991

	Total Collateralized Mortgage Obligations (cost of $19,890,888)		21,277,991

Asset-Backed Securities — 2.1%
Capital One Multi-Asset Execution Trust
	4.700% 06/15/15	2,665,000	2,848,325
Ford Credit Auto Owner Trust
	1.320% 06/15/14	1,910,000	1,919,217
USAA Auto Owner Trust
	4.900% 02/15/12	30,119	30,226
	5.070% 06/15/13	2,385,000	2,454,070

	Total Asset-Backed Securities (cost of $6,952,082)		7,251,838

Mortgage-Backed Securities — 0.4%
Federal National Mortgage Association
	4.680% 12/01/12	1,203,164	1,280,622

7

	Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
4.790% 11/01/12	106,586	111,091
Government National Mortgage Association
8.000% 05/15/23	1,228	1,420
8.500% 01/15/17	8,144	9,126
8.500% 04/15/17	5,331	5,848

Total Mortgage-Backed Securities (cost of $1,371,023)		1,408,107

Municipal Bond — 0.1%
CALIFORNIA — 0.1%
CA State
Series 2009,
5.250% 04/01/14	305,000	321,077
CALIFORNIA TOTAL		321,077

Total Municipal Bond (cost of $306,264)		321,077

Short-Term Obligation — 9.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due 07/01/10 at 0.00%, collateralized by a U.S. Government Agency obligation maturing 01/06/12, market value $33,890,500 (repurchase proceeds $33,222,000)	33,222,000	33,222,000

Total Short-Term Obligation (cost of $33,222,000)		33,222,000

Total Investments — 99.6% (cost of $334,045,080)(h)(i)		346,241,453

Other Assets & Liabilities, Net — 0.4%		1,229,893

Net Assets — 100.0%		347,471,346

Notes to Investment Portfolio:

*      Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

8

Asset-Backed and Mortgage-Backed Securities are generally valued by pricing services, which utilize pricing models that incorporate the securities cash flow and loan performance data.  These models also take into account available market data, including trade, market quotations, and benchmark yield curves for identical or similar securities.  Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life.  Asset-Backed and Mortgage-Backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Corporate Fixed-Income Bonds & Notes	$—	$138,928,064	$—	$138,928,064
Total Commercial Mortgage-Backed Securities	—	78,768,927	—	78,768,927
Total Government & Agency Obligations	55,962,132	9,101,317	—	65,063,449
Total Collateralized Mortgage Obligations	—	21,277,991	—	21,277,991
Total Asset-Backed Securities	—	7,251,838	—	7,251,838
Total Mortgage-Backed Securities	—	1,408,107	—	1,408,107
Total Municipal Bond	—	321,077	—	321,077
Total Short-Term Obligation	—	33,222,000	—	33,222,000
Total Investments	$55,962,132	$290,279,321	$—	$346,241,453

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers between Levels 1 and 2 during the period.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2010.
(b)	Parenthetical date represents the next interest rate reset date for the security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities, which are not illiquid, amounted to $2,861,592, which represents 0.8% of net assets.

(d)	Security is guaranteed by the Federal Deposit Insurance Corporation.
(e)	Investments in affiliates during the three months ended June 30, 2010:

	Value,				Value,
	beginning of		Sales	Dividend	end of
Affiliate	period	Purchases	Proceeds	Income	period
Merrill Lynch & Co., Inc., 6.875% 04/25/18	$1,158,494	$—	$—	$6,159	$—

As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(f)	The issuer has filed for bankruptcy protection under Chapter 11. Income is not being accrued. At June 30, 2010, the value of these securities amounted to $938,975, which represents 0.3% of net assets.
(g)	Zero coupon bond.
(h)	Cost for federal income tax purposes is $334,045,080.
(i)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$16,380,054	$(4,183,681)	$12,196,373

Acronym	Name

AID	U.S. Agency for International Development
MTN	Medium-Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

10

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia U.S. Treasury Index Fund

	Par ($)	Value ($)*
Government & Agency Obligations — 98.5%
U.S. TREASURY BONDS — 16.5%
3.500% 05/15/20 (a)	3,315,000	3,469,346
3.500% 02/15/39 (a)	4,770,000	4,430,882
4.375% 11/15/39	3,255,000	3,513,873
4.375% 05/15/40 (a)	2,205,000	2,384,840
4.500% 02/15/36 (a)	1,730,000	1,911,110
4.500% 05/15/38	3,750,000	4,136,134
4.500% 08/15/39 (a)	3,500,000	3,854,921
4.625% 02/15/40 (a)	3,305,000	3,715,025
5.375% 02/15/31 (a)	515,000	633,611
5.500% 08/15/28	2,415,000	2,985,544
6.000% 02/15/26	2,765,000	3,562,962
6.125% 08/15/29 (a)	4,470,000	5,938,118
6.875% 08/15/25	780,000	1,082,250
7.250% 08/15/22	3,510,000	4,890,416
7.500% 11/15/16	4,020,000	5,267,454
7.625% 02/15/25	1,125,000	1,652,695
11.250% 02/15/15 (a)	5,285,000	7,543,925
TOTAL U.S. TREASURY BONDS		60,973,106
U.S. TREASURY NOTES — 82.0%
0.750% 11/30/11	11,555,000	11,598,331
0.875% 01/31/12	4,855,000	4,880,790
0.875% 02/29/12	1,760,000	1,769,416
1.000% 08/31/11	4,815,000	4,846,220
1.000% 09/30/11	12,900,000	12,988,687
1.000% 10/31/11	5,895,000	5,936,218
1.000% 03/31/12 (a)	5,530,000	5,571,917
1.000% 04/30/12	3,420,000	3,445,650
1.125% 01/15/12	3,935,000	3,972,351
1.375% 05/15/12	8,840,000	8,969,842
1.375% 09/15/12	5,915,000	6,005,109
1.375% 02/15/13	4,430,000	4,488,144
1.375% 05/15/13	2,950,000	2,985,961
1.500% 07/15/12	6,135,000	6,248,117
1.750% 04/15/13	5,785,000	5,916,493
1.875% 06/15/12	6,475,000	6,634,855
1.875% 02/28/14	5,210,000	5,309,313
1.875% 04/30/14	10,705,000	10,898,193
2.250% 01/31/15	9,900,000	10,146,728
2.375% 09/30/14	5,285,000	5,458,829
2.375% 10/31/14	9,865,000	10,177,908

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. TREASURY NOTES — (continued)
2.375% 02/28/15	4,300,000	4,431,709
2.500% 03/31/13 (a)	7,240,000	7,568,059
2.500% 03/31/15 (a)	2,135,000	2,212,394
2.500% 04/30/15 (a)	3,285,000	3,401,772
2.625% 06/30/14	10,370,000	10,840,705
2.625% 02/29/16	1,275,000	1,311,756
2.625% 04/30/16	10,665,000	10,958,287
2.750% 02/15/19 (a)	6,870,000	6,844,238
3.000% 02/28/17	4,965,000	5,154,291
3.125% 09/30/13	7,835,000	8,341,830
3.125% 01/31/17	2,500,000	2,614,648
3.125% 04/30/17 (a)	2,360,000	2,466,936
3.125% 05/15/19 (a)	2,480,000	2,531,730
3.375% 11/15/19	7,225,000	7,482,954
3.500% 02/15/18	12,590,000	13,458,509
3.625% 08/15/19	4,400,000	4,652,657
3.625% 02/15/20 (a)	3,595,000	3,798,340
3.875% 02/15/13	6,490,000	7,010,719
3.875% 05/15/18	5,425,000	5,929,357
4.000% 02/15/15	7,195,000	7,940,920
4.000% 08/15/18	7,905,000	8,694,883
4.250% 11/15/17 (a)	6,260,000	7,032,227
4.500% 11/30/11 (a)	1,620,000	1,712,897
4.500% 04/30/12	7,780,000	8,343,140
4.500% 02/15/16	4,155,000	4,702,617
4.750% 05/31/12	4,385,000	4,733,401
4.750% 05/15/14 (a)	7,150,000	8,066,094
7.875% 02/15/21	2,015,000	2,884,283
TOTAL U.S. TREASURY NOTES		303,370,425

Total Government & Agency Obligations (cost of $347,699,708)		364,343,531

	Shares
Securities Lending Collateral — 14.3%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 0.274%) (b)	52,819,625	52,819,625

Total Securities Lending Collateral (cost of $52,819,625)		52,819,625

2

	Par ($)	Value ($)
Short-Term Obligation — 0.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10 due 07/01/10 at 0.000%, collateralized by a U.S. Treasury obligation maturing 01/31/14, market value $2,034,625 (repurchase proceeds $1,993,000)	1,993,000	1,993,000

Total Short-Term Obligation (cost of $1,993,000)		1,993,000

Total Investments — 113.3% (cost of $402,512,333)(c)(d)		419,156,156

Obligation to Return Collateral for Securities Loaned — (14.3)%		(52,819,625)

Other Assets & Liabilities, Net — 1.0%		3,723,160

Net Assets — 100.0%		370,059,691

3

Notes to Investment Portfolio:

* Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$364,343,531	$—	$—	$364,343,531
Total Securities Lending Collateral	52,819,625	—	—	52,819,625
Total Short-Term Obligation	—	1,993,000	—	1,993,000
Total Investments	$417,163,156	$1,993,000	$—	$419,156,156

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers between Levels 1 and 2 during the period.

(a)                    All or a portion of this security was on loan at June 30, 2010. The total market value of securities on loan at June 30, 2010 is $47,791,087.

(b)                    Investment made with cash collateral received from securities lending activity.

4

(c)                     Cost for federal income tax purposes is $403,003,407.

(d)                    Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$16,164,303	$(11,554)	$16,152,749

5

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia Value and Restructuring Fund

	Shares	Value ($)*
Common Stocks — 97.6%
CONSUMER DISCRETIONARY — 4.9%
Household Durables — 2.5%
Newell Rubbermaid, Inc.	3,800,000	55,632,000
Stanley Black & Decker, Inc. (a)	1,800,000	90,936,000
Household Durables Total		146,568,000
Specialty Retail — 2.4%
TJX Companies, Inc. (a)	3,400,000	142,630,000
Specialty Retail Total		142,630,000
CONSUMER DISCRETIONARY TOTAL		289,198,000
CONSUMER STAPLES — 6.5%
Food Products — 0.5%
Dole Food Co., Inc. (b)	2,700,000	28,161,000
Food Products Total		28,161,000
Personal Products — 1.6%
Avon Products, Inc. (a)	3,600,000	95,400,000
Personal Products Total		95,400,000
Tobacco — 4.4%
Lorillard, Inc. (a)	3,600,000	259,128,000
Tobacco Total		259,128,000
CONSUMER STAPLES TOTAL		382,689,000
ENERGY — 20.7%
Oil, Gas & Consumable Fuels — 20.7%
Alpha Natural Resources, Inc. (a)(b)(c)	5,800,000	196,446,000
Anadarko Petroleum Corp.	2,400,000	86,616,000
ConocoPhillips	3,000,000	147,270,000
Consol Energy, Inc. (a)	4,500,000	151,920,000
Devon Energy Corp. (a)	2,500,000	152,300,000
Murphy Oil Corp.	1,000,000	49,550,000
Noble Energy, Inc. (a)	1,900,000	114,627,000
PetroHawk Energy Corp. (b)	4,000,000	67,880,000
Petroleo Brasileiro SA, ADR	7,200,000	247,104,000
W&T Offshore, Inc.	323,600	3,061,256
Oil, Gas & Consumable Fuels Total		1,216,774,256
ENERGY TOTAL		1,216,774,256
FINANCIALS — 16.2%
Capital Markets — 5.4%
Apollo Investment Corp. (d)	4,200,000	39,186,000
Goldman Sachs Group, Inc. (a)	700,000	91,889,000
Invesco Ltd.	6,000,000	100,980,000

1

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Morgan Stanley (a)	3,600,000	83,556,000
Capital Markets Total		315,611,000
Commercial Banks — 1.7%
PNC Financial Services Group, Inc. (a)	1,800,000	101,700,000
Commercial Banks Total		101,700,000
Diversified Financial Services — 1.7%
JPMorgan Chase & Co. (a)	2,800,000	102,508,000
Diversified Financial Services Total		102,508,000
Insurance — 6.3%
ACE Ltd.	3,700,000	190,476,000
Loews Corp. (a)	2,300,000	76,613,000
MetLife, Inc. (a)	2,700,000	101,952,000
Insurance Total		369,041,000
Real Estate Investment Trusts (REITs) — 1.1%
DiamondRock Hospitality Co. (b)	4,700,000	38,634,000
Host Hotels & Resorts, Inc. (a)	1,800,000	24,264,000
Real Estate Investment Trusts (REITs) Total		62,898,000
FINANCIALS TOTAL		951,758,000
HEALTH CARE — 6.7%
Biotechnology — 0.5%
Talecris Biotherapeutics Holdings Corp. (b)	1,300,000	27,430,000
Biotechnology Total		27,430,000
Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	2,000,000	81,280,000
Health Care Equipment & Supplies Total		81,280,000
Health Care Providers & Services — 2.6%
AmerisourceBergen Corp. (a)	4,900,000	155,575,000
Health Care Providers & Services Total		155,575,000
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	4,700,000	117,218,000
Warner Chilcott PLC, Class A (b)	600,000	13,710,000
Pharmaceuticals Total		130,928,000
HEALTH CARE TOTAL		395,213,000
INDUSTRIALS — 16.3%
Aerospace & Defense — 3.2%
AerCap Holdings NV (b)(c)	5,400,000	56,052,000
United Technologies Corp. (a)	2,000,000	129,820,000
Total Aerospace & Defense		185,872,000

2

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Airlines — 1.4%
Copa Holdings SA, Class A (a)	1,900,000	84,018,000
Airlines Total		84,018,000
Construction & Engineering — 0.8%
AECOM Technology Corp. (b)	2,100,000	48,426,000
Construction & Engineering Total		48,426,000
Industrial Conglomerates — 1.8%
Tyco International Ltd. (a)	3,000,000	105,690,000
Industrial Conglomerates Total		105,690,000
Machinery — 3.7%
AGCO Corp. (a)(b)	2,800,000	75,516,000
Eaton Corp. (a)	2,200,000	143,968,000
Machinery Total		219,484,000
Road & Rail — 5.1%
Ryder System, Inc. (a)	1,021,830	41,108,221
Union Pacific Corp. (a)	3,700,000	257,187,000
Road & Rail Total		298,295,221
Trading Companies & Distributors — 0.3%
RSC Holdings, Inc. (a)(b)	2,348,700	14,491,479
Trading Companies & Distributors Total		14,491,479
INDUSTRIALS TOTAL		956,276,700
INFORMATION TECHNOLOGY — 8.8%
Communications Equipment — 4.9%
CommScope, Inc. (a)(b)	2,900,000	68,933,000
Harris Corp. (a)	5,200,000	216,580,000
Communications Equipment Total		285,513,000
Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc. (a)	2,000,000	32,300,000
Electronic Equipment, Instruments & Components Total		32,300,000
IT Services — 3.4%
International Business Machines Corp. (a)	1,600,000	197,568,000
IT Services Total		197,568,000
INFORMATION TECHNOLOGY TOTAL		515,381,000
MATERIALS — 12.9%
Chemicals — 4.5%
Celanese Corp., Series A (a)	5,000,000	124,550,000
Lanxess AG	2,000,000	84,289,422
PPG Industries, Inc. (a)	900,000	54,369,000
Chemicals Total		263,208,422

3

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 8.1%
Freeport-McMoRan Copper & Gold, Inc. (a)	1,800,000	106,434,000
Grupo Mexico SAB de CV, Series B	45,000,000	106,819,350
Schnitzer Steel Industries, Inc., Class A (a)	1,400,000	54,880,000
Southern Copper Corp. (a)	4,600,000	122,084,000
Vale SA, ADR (a)	3,500,000	85,225,000
Metals & Mining Total		475,442,350
Paper & Forest Products — 0.3%
Weyerhaeuser Co. (a)	600,000	21,120,000
Paper & Forest Products Total		21,120,000
MATERIALS TOTAL		759,770,772
TELECOMMUNICATION SERVICES — 4.6%
Diversified Telecommunication Services — 0.5%
Windstream Corp.	2,900,000	30,624,000
Diversified Telecommunication Services Total		30,624,000
Wireless Telecommunication Services — 4.1%
America Movil SAB de CV, Series L, ADR (a)	5,100,000	242,250,000
Wireless Telecommunication Services Total		242,250,000
TELECOMMUNICATION SERVICES TOTAL		272,874,000

Total Common Stocks (cost of $4,912,594,044)		5,739,934,728

Convertible Preferred Stocks — 1.0%
CONSUMER STAPLES — 0.1%
Food Products — 0.1%
Dole Food Automatic Common Exchange Security Trust, 7.000% (e)	200,000	2,118,760
Food Products Total		2,118,760
CONSUMER STAPLES TOTAL		2,118,760
FINANCIALS — 0.9%
Diversified Financial Services — 0.4%
Citigroup, Inc., 7.500%	230,000	25,990,000
Diversified Financial Services Total		25,990,000

4

	Shares	Value ($)
Convertible Preferred Stocks — (continued)
FINANCIALS — (continued)
Insurance — 0.5%
Hartford Financial Services Group, Inc., 7.250%	1,200,000	27,768,000
Insurance Total		27,768,000
FINANCIALS TOTAL		53,758,000

Total Convertible Preferred Stocks (cost of $55,717,175)		55,876,760

	Par ($)
Convertible Bond — 1.1%
CONSUMER CYCLICAL — 1.1%
Auto Manufacturers — 1.1%
Ford Motor Co.
4.250% 11/15/16	50,000,000	62,312,500
Auto Manufacturers Total		62,312,500
CONSUMER CYCLICAL TOTAL		62,312,500

Total Convertible Bond (cost of $50,983,634)		62,312,500

Short-Term Obligation — 0.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due 07/01/10 at 0.000%, collateralized by a U.S. Government Agency obligation maturing 12/14/12, market value $8,863,125 (repurchase proceeds $8,685,000)	8,685,000	8,685,000

Total Short-Term Obligation (cost of $8,685,000)		8,685,000

Total Investments — 99.8% (cost of $5,027,979,853)(f)(g)		5,866,808,988

Other Assets & Liabilities, Net — 0.2%		12,332,001

Net Assets — 100.0%		5,879,140,989

5

Notes to Investment Portfolio:

* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

6

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$289,198,000	$—	$—	$289,198,000
Consumer Staples	382,689,000	—	—	382,689,000
Energy	1,216,774,256	—	—	1,216,774,256
Financials	951,758,000	—	—	951,758,000
Health Care	395,213,000	—	—	395,213,000
Industrials	956,276,700	—	—	956,276,700
Information Technology	515,381,000	—	—	515,381,000
Materials	675,481,350	84,289,422	—	759,770,772
Telecommunication Services	272,874,000	—	—	272,874,000
Total Common Stocks	5,655,645,306	84,289,422	—	5,739,934,728
Total Convertible Preferred Stocks	53,758,000	2,118,760	—	55,876,760
Total Convertible Bond	—	62,312,500	—	62,312,500
Total Short-Term Obligation	—	8,685,000	—	8,685,000
Total Investments	5,709,403,306	157,405,682	—	5,866,808,988
Value of Written Call Option Contracts	(3,352,867)	—	—	(3,352,867)
Total	$5,706,050,439	$157,405,682	$—	$5,863,456,121

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers between Levels 1 and 2 during the period.

(a) All or a portion of this security is pledged as collateral for open written options contracts.
(b) Non-income producing security.

(c)        An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions with companies which are or were affiliates during the three months ended June 30, 2010, are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AerCap Holdings NV	$62,208,000	$—	$—	$—	$—
Alpha Natural Resources, Inc.	294,351,000	—	3,482,831	—	—
Total	$356,559,000	$—	$3,482,831	$—	$—

(d) Closed-end Management Investment Company.

7

(e)        Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, this security, which is not illiquid, amounted $2,118,760, represents less than 0.1% of net assets.

(f) Cost for federal income tax purposes is $5,027,979,853.
(g) Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,557,593,666	$(718,764,531)	$838,829,135

For the three months ended June 30, 2010, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at March 31, 2010	9,000	$557,720
Options written	110,466	8,374,594
Options terminated in closing purchase transactions	(3,000)	(99,033)
Options exercised	—	—
Options expired	(19,947)	(1,413,978)
Options outstanding at June 30, 2010	96,519	$7,419,303

At June 30, 2010, the Fund held the following written call option contracts:

Equity Risk

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
AGCO Corp.	$30.0	1,000	08/21/10	$88,998	$(88,998)
AGCO Corp.	35.0	1,000	11/20/10	114,499	(75,000)
Alpha Natural Resources, Inc.	50.0	2,000	09/18/10	97,998	(60,000)
America Movil SAB de CV, Series L, ADR	55.0	3,000	08/21/10	182,987	(60,000)
AmerisourceBergen Corp.	35.0	2,000	08/21/10	38,035	(50,000)
Avon Products, Inc.	31.0	1,000	08/21/10	27,620	(25,000)
Celanese Corp., Series A	30.0	3,000	08/21/10	147,697	(105,000)
CommScope, Inc.	30.0	1,000	08/21/10	31,169	(25,000)
CommScope, Inc.	30.0	1,000	10/16/10	107,088	(65,000)
Consol Energy, Inc.	65.0	750	10/16/10	41,749	(3,750)
Copa Holdings SA, Class A	55.0	1,000	07/17/10	111,998	(15,000)
Copa Holdings SA, Class A	60.0	1,500	08/21/10	120,998	(30,000)
Copa Holdings SA, Class A	50.0	1,000	08/21/10	88,999	(88,998)
Corning, Inc.	20.0	1,000	08/21/10	16,000	(9,000)
Devon Energy Corp.	80.0	1,269	07/17/10	62,095	(6,345)
Devon Energy Corp.	75.0	2,000	08/21/10	88,239	(52,000)
Eaton Corp.	75.0	2,000	08/21/10	143,638	(143,638)
Eaton Corp.	85.0	3,000	10/16/10	387,533	(120,000)
Freeport-McMoRan Copper & Gold, Inc.	80.0	3,000	08/21/10	335,714	(87,000)
Goldman Sachs Group, Inc.	150.0	1,000	08/21/10	370,594	(189,000)
Harris Corp.	50.0	2,000	08/21/10	125,438	(80,000)
Harris Corp.	55.0	2,000	08/21/10	98,998	(30,000)
Host Hotels & Resorts, Inc.	15.0	1,000	07/17/10	66,209	(15,000)
Host Hotels & Resorts, Inc.	15.0	1,000	08/21/10	46,499	(55,000)
Host Hotels & Resorts, Inc.	17.5	2,000	10/16/10	117,998	(50,000)
International Business Machines Corp.	145.0	1,000	10/16/10	134,998	(81,000)
JPMorgan Chase & Co.	43.0	3,000	08/21/10	160,117	(78,000)

8

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Loews Corp.	35.0	1,000	08/21/10	61,499	(61,499)
Lorillard, Inc.	80.0	1,000	08/21/10	43,579	(40,000)
Lorillard, Inc.	80.0	1,000	09/18/10	55,129	(70,000)
MetLife, Inc.	45.0	1,000	07/17/10	81,999	(3,000)
MetLife, Inc.	47.0	3,000	09/18/10	311,206	(96,000)
Morgan Stanley	27.0	1,000	08/21/10	30,639	(30,639)
Noble Energy, Inc.	70.0	2,000	08/21/10	210,216	(150,000)
PNC Financial Services Group, Inc.	70.0	1,000	07/17/10	41,999	(2,000)
PNC Financial Services Group, Inc.	67.5	2,000	08/21/10	178,377	(74,000)
PNC Financial Services Group, Inc.	70.0	2,500	08/21/10	206,446	(42,500)
PPG Industries, Inc.	70.0	3,000	07/17/10	211,996	(30,000)
PPG Industries, Inc.	70.0	1,000	08/21/10	101,998	(35,000)
PPG Industries, Inc.	75.0	2,000	08/21/10	82,999	(20,000)
RSC Holdings, Inc.	10.0	500	09/18/10	12,000	(15,000)
Ryder System, Inc.	47.5	1,000	07/17/10	98,998	(10,000)
Ryder System, Inc.	50.0	1,000	08/21/10	95,854	(15,000)
Ryder System, Inc.	47.5	1,000	08/21/10	140,258	(45,000)
Schnitzer Steel Industries, Inc., Class A	60.0	1,000	08/21/10	58,999	(10,000)
Schnitzer Steel Industries, Inc., Class A	55.0	1,500	08/21/10	110,998	(22,500)
Southern Copper Corp.	35.0	2,000	09/18/10	203,996	(50,000)
Stanley Black & Decker, Inc.	65.0	1,500	07/17/10	147,823	(15,000)
Stanley Black & Decker, Inc.	62.5	1,000	07/17/10	73,999	(10,000)
TJX Companies, Inc.	50.0	1,000	07/17/10	41,499	(5,000)
TJX Companies, Inc.	45.0	2,000	08/21/10	157,997	(166,000)
Tyco International Ltd.	40.0	1,000	08/21/10	24,000	(24,000)
Tyco International Ltd.	40.0	2,000	09/18/10	386,493	(300,000)
Union Pacific Corp.	80.0	3,000	07/17/10	218,473	(21,000)
Union Pacific Corp.	80.0	1,000	08/21/10	88,209	(57,000)
Union Pacific Corp.	85.0	4,000	08/21/10	258,246	(72,000)
United Technologies Corp.	75.0	2,000	08/21/10	135,998	(62,000)
Vale SA, ADR	30.0	2,000	08/21/10	107,978	(46,000)
Weyerhaeuser Co.	42.0	1,000	08/21/10	33,999	(30,000)
Weyerhaeuser Co.	41.0	1,000	08/21/10	51,499	(35,000)

Total written call options: (proceeds $ 7,419,303)					$(3,352,867)

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia World Equity Fund

	Shares	Value ($)*
Common Stocks — 93.7%
CONSUMER DISCRETIONARY — 9.7%
Automobiles — 0.8%
Ford Motor Co. (a)	35,827	361,136
Automobiles Total		361,136
Media — 0.9%
Daiichikosho Co., Ltd.	30,700	442,685
Media Total		442,685
Multiline Retail — 1.7%
Dollar Tree, Inc. (a)	7,155	297,862
Target Corp.	9,828	483,243
Multiline Retail Total		781,105
Specialty Retail — 4.1%
Best Buy Co., Inc.	9,600	325,056
Gap, Inc.	20,160	392,314
Inditex SA	4,821	273,424
Pier 1 Imports, Inc. (a)	38,781	248,586
Staples, Inc.	10,330	196,786
TJX Companies, Inc.	12,269	514,685
Specialty Retail Total		1,950,851
Textiles, Apparel & Luxury Goods — 2.2%
Hanesbrands, Inc. (a)	11,230	270,194
LG Fashion Corp.	18,470	430,146
NIKE, Inc., Class B	5,330	360,042
Textiles, Apparel & Luxury Goods Total		1,060,382
CONSUMER DISCRETIONARY TOTAL		4,596,159
CONSUMER STAPLES — 5.0%
Food & Staples Retailing — 1.9%
Koninklijke Ahold NV	39,703	491,692
Safeway, Inc.	21,095	414,728
Food & Staples Retailing Total		906,420
Food Products — 1.1%
Del Monte Foods Co.	35,773	514,774
Food Products Total		514,774
Household Products — 0.6%
Clorox Co.	4,370	271,639
Household Products Total		271,639
Personal Products — 1.4%
Avon Products, Inc.	16,491	437,011

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Estée Lauder Companies, Inc., Class A	3,982	221,917
Personal Products Total		658,928
CONSUMER STAPLES TOTAL		2,351,761
ENERGY — 8.9%
Energy Equipment & Services — 2.7%
Noble Corp.	19,712	609,298
Shinko Plantech Co., Ltd.	45,700	405,651
Technip SA	4,814	274,099
Energy Equipment & Services Total		1,289,048
Oil, Gas & Consumable Fuels — 6.2%
Apache Corp.	5,069	426,759
Chevron Corp.	6,822	462,941
Devon Energy Corp.	7,370	448,980
EnCana Corp.	10,300	311,937
EOG Resources, Inc.	3,740	367,904
Peabody Energy Corp.	10,270	401,865
Spectra Energy Corp.	11,520	231,206
Yanzhou Coal Mining Co., Ltd., Class H	152,000	292,743
Oil, Gas & Consumable Fuels Total		2,944,335
ENERGY TOTAL		4,233,383
FINANCIALS — 14.8%
Capital Markets — 0.8%
Credit Suisse Group AG, Registered Shares	5,123	192,541
Morgan Stanley	8,899	206,546
Capital Markets Total		399,087
Commercial Banks — 7.1%
Banco Bradesco SA, ADR	17,040	270,254
Banco Santander SA	40,844	429,188
Barclays PLC	84,851	336,394
BB&T Corp.	8,970	236,001
Governor & Co. of the Bank of Ireland (a)	264,720	217,674
National Bank of Canada	8,500	434,761
PNC Financial Services Group, Inc.	8,823	498,500
Toronto-Dominion Bank	7,135	462,329
U.S. Bancorp	20,807	465,036
Commercial Banks Total		3,350,137
Diversified Financial Services — 1.9%
Bank of America Corp.	30,894	443,947

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
JPMorgan Chase & Co.	11,822	432,803
Diversified Financial Services Total		876,750
Insurance — 5.0%
Axis Capital Holdings Ltd.	15,944	473,856
Baloise Holding AG, Registered Shares	5,992	416,907
Legal & General Group PLC	323,355	376,230
Prudential Financial, Inc.	5,570	298,886
XL Group PLC	26,188	419,270
Zurich Financial Services AG, Registered Shares	1,842	404,339
Insurance Total		2,389,488
FINANCIALS TOTAL		7,015,462
HEALTH CARE — 12.4%
Health Care Equipment & Supplies — 1.1%
Insulet Corp. (a)	17,810	268,040
St. Shine Optical Co., Ltd.	33,000	263,032
Health Care Equipment & Supplies Total		531,072
Health Care Providers & Services — 5.2%
Laboratory Corp. of America Holdings (a)	6,902	520,066
McKesson Corp.	8,557	574,688
Medco Health Solutions, Inc. (a)	7,420	408,694
Miraca Holdings, Inc.	17,300	518,283
UnitedHealth Group, Inc.	15,080	428,272
Health Care Providers & Services Total		2,450,003
Life Sciences Tools & Services — 0.6%
Life Technologies Corp. (a)	5,643	266,632
Life Sciences Tools & Services Total		266,632
Pharmaceuticals — 5.5%
Abbott Laboratories	9,335	436,691
Mylan, Inc. (a)	21,233	361,810
Novo-Nordisk A/S, Class B	7,071	570,387
Sanofi-Aventis SA	7,337	442,442
Santen Pharmaceutical Co., Ltd.	15,900	572,161
Teva Pharmaceutical Industries Ltd., ADR	4,596	238,946
Pharmaceuticals Total		2,622,437
HEALTH CARE TOTAL		5,870,144
INDUSTRIALS — 9.5%
Aerospace & Defense — 1.6%
Honeywell International, Inc.	7,130	278,284

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
United Technologies Corp.	7,473	485,072
Aerospace & Defense Total		763,356
Construction & Engineering — 1.0%
Foster Wheeler AG (a)	10,806	227,574
Macmahon Holdings Ltd.	576,866	259,499
Construction & Engineering Total		487,073
Electrical Equipment — 1.0%
Emerson Electric Co.	5,942	259,606
Sumitomo Electric Industries Ltd.	19,400	227,077
Electrical Equipment Total		486,683
Industrial Conglomerates — 0.6%
General Electric Co.	19,023	274,312
Industrial Conglomerates Total		274,312
Machinery — 3.7%
Danaher Corp.	7,740	287,309
Dover Corp.	7,350	307,157
Kubota Corp.	30,000	229,092
Nabtesco Corp.	21,000	324,384
Parker Hannifin Corp.	4,938	273,862
Sulzer AG, Registered Shares	3,475	322,885
Machinery Total		1,744,689
Professional Services — 1.6%
Atkins WS PLC	53,244	537,650
Manpower, Inc.	5,078	219,268
Professional Services Total		756,918
INDUSTRIALS TOTAL		4,513,031
INFORMATION TECHNOLOGY — 15.7%
Communications Equipment — 1.2%
Cisco Systems, Inc. (a)	15,600	332,436
Harris Corp.	5,605	233,448
Communications Equipment Total		565,884
Computers & Peripherals — 5.1%
Apple, Inc. (a)	2,335	587,322
EMC Corp. (a)	28,049	513,297
FUJITSU Ltd.	42,000	263,861
Hewlett-Packard Co.	10,238	443,101
Teradata Corp. (a)	19,253	586,831
Computers & Peripherals Total		2,394,412

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment, Instruments & Components — 0.9%
Venture Corp., Ltd.	65,000	412,358
Electronic Equipment, Instruments & Components Total		412,358
Internet Software & Services — 2.5%
Akamai Technologies, Inc. (a)	10,350	419,899
Google, Inc., Class A (a)	910	404,905
Tencent Holdings Ltd.	20,400	336,404
Internet Software & Services Total		1,161,208
IT Services — 2.3%
Accenture PLC, Class A	12,150	469,598
Fiserv, Inc. (a)	5,673	259,029
International Business Machines Corp.	2,992	369,452
IT Services Total		1,098,079
Semiconductors & Semiconductor Equipment — 1.2%
Samsung Electronics Co., Ltd.	379	237,970
Xilinx, Inc.	13,870	350,356
Semiconductors & Semiconductor Equipment Total		588,326
Software — 2.5%
Autonomy Corp. PLC (a)	10,759	290,366
Citrix Systems, Inc. (a)	5,886	248,566
Misys PLC (a)	64,180	220,050
Oracle Corp.	20,649	443,128
Software Total		1,202,110
INFORMATION TECHNOLOGY TOTAL		7,422,377
MATERIALS — 8.8%
Chemicals — 4.3%
Agrium, Inc.	6,370	311,748
BASF SE	5,681	309,936
Daicel Chemical Industries Ltd.	58,000	391,185
Praxair, Inc.	5,670	430,863
Toagosei Co., Ltd.	133,000	587,234
Chemicals Total		2,030,966
Containers & Packaging — 1.5%
Packaging Corp. of America	16,760	369,055
Silgan Holdings, Inc.	13,300	377,454
Containers & Packaging Total		746,509
Metals & Mining — 1.5%
Freeport-McMoRan Copper & Gold, Inc.	6,874	406,460

5

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Vale SA	12,400	299,867
Metals & Mining Total		706,327
Paper & Forest Products — 1.5%
Ahlstrom Oyj	33,735	459,986
International Paper Co.	10,630	240,557
Paper & Forest Products Total		700,543
MATERIALS TOTAL		4,184,345
TELECOMMUNICATION SERVICES — 4.8%
Diversified Telecommunication Services — 3.2%
Qwest Communications International, Inc.	78,748	413,427
Tele2 AB, Class B	35,020	523,578
Verizon Communications, Inc.	20,926	586,347
Diversified Telecommunication Services Total		1,523,352
Wireless Telecommunication Services — 1.6%
Freenet AG (a)	33,975	348,261
Vivo Participacoes SA, ADR	15,946	413,320
Wireless Telecommunication Services Total		761,581
TELECOMMUNICATION SERVICES TOTAL		2,284,933
UTILITIES — 4.1%
Electric Utilities — 0.8%
Enel SpA	93,588	395,924
Electric Utilities Total		395,924
Independent Power Producers & Energy Traders — 1.6%
Energy Development Corp.	2,648,750	253,630
International Power PLC	107,828	477,722
Independent Power Producers & Energy Traders Total		731,352
Multi-Utilities — 0.7%
Public Service Enterprise Group, Inc.	10,120	317,060
Multi-Utilities Total		317,060
Water Utilities — 1.0%
Hyflux Ltd.	209,000	482,553
Water Utilities Total		482,553
UTILITIES TOTAL		1,926,889

Total Common Stocks (cost of $41,666,458)		44,398,484

6

	Shares	Value ($)
Preferred Stock — 0.8%
CONSUMER STAPLES — 0.8%
Household Products — 0.8%
Henkel AG & Co. KGaA	7,478	363,789
Household Products Total		363,789
CONSUMER STAPLES TOTAL		363,789

Total Preferred Stock (cost of $366,395)		363,789

Investment Companies — 4.6%
Columbia Emerging Markets Fund, Class Z (b)	158,441	1,560,641
WisdomTree India Earnings Fund	27,212	619,073

Total Investment Companies (cost of $1,615,005)		2,179,714

	Par ($)
Short-Term Obligation — 0.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due 07/01/10 at 0.000%, collateralized by a U.S. Treasury obligation maturing 06/30/17, market value $298,875 (repurchase proceeds $289,000)	289,000	289,000

Total Short-Term Obligation (cost of $289,000)		289,000

Total Investments — 99.7% (cost of $43,936,858)(c)(d)		47,230,987

Other Assets & Liabilities, Net — 0.3%		156,425

Net Assets — 100.0%		47,387,412

7

Notes to Investment Portfolio:

*      Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$3,449,904	$1,146,255	$—	$4,596,159
Consumer Staples	1,860,069	491,692	—	2,351,761
Energy	3,260,890	972,493	—	4,233,383
Financials	4,642,189	2,373,273	—	7,015,462
Health Care	3,503,839	2,366,305	—	5,870,144
Industrials	2,612,444	1,900,587	—	4,513,031
Information Technology	5,661,368	1,761,009	—	7,422,377
Materials	2,436,004	1,748,341	—	4,184,345
Telecommunication Services	1,413,094	871,839	—	2,284,933
Utilities	317,060	1,609,829	—	1,926,889
Total Common Stocks	29,156,861	15,241,623	—	44,398,484
Total Preferred Stock	—	363,789	—	363,789
Total Investment Companies	2,179,714	—	—	2,179,714
Total Short-Term Obligation	—	289,000	—	289,000
Total Investments	31,336,575	15,894,412	—	47,230,987
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	116,871	—	116,871
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(28,193)	—	(28,193)
Total	$31,336,575	$15,983,090	$—	$47,319,665

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers between Levels 1 and 2 during the period.

9

		(a)	Non-income producing security.
		(b)	Investments in affiliates during the three months ended June 30, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Columbia Emerging Markets Fund, Class Z	$1,784,042	$—	$—	$—	$1,560,641

		(c)	Cost for federal income tax purposes is $43,936,858.
		(d)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

			Unrealized	Unrealized	Net Unrealized
			Appreciation	Depreciation	Appreciation
			$5,826,452	$(2,532,323)	$3,294,129

Forward foreign currency exchange contracts outstanding on June 30, 2010 are:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	$1,422,715	$1,400,859	08/26/10	$21,856
CAD	943,748	942,715	08/26/10	1,033
CHF	157,872	147,435	08/26/10	10,437
EUR	2,341,190	2,344,805	08/26/10	(3,615)
GBP	1,969,162	1,914,003	08/26/10	55,159
JPY	994,724	970,889	08/26/10	23,835
NOK	150,171	149,338	08/26/10	833
				$109,538

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)

DKK	$486,983	$488,150	08/26/10	$1,167
EUR	240,969	238,785	08/26/10	(2,184)
ILS	291,123	293,674	08/26/10	2,551
JPY	101,101	96,608	08/26/10	(4,493)
KRW	1,011,415	1,003,003	08/26/10	(8,412)
PHP	378,391	374,268	08/26/10	(4,123)
SGD	696,215	692,299	08/26/10	(3,916)
TWD	437,181	435,731	08/26/10	(1,450)
				$(20,860)

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone

10

EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PHP	Philippine Pesos
SGD	Singapore Dollar
TWD	New Taiwan Dollar

11

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 23, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	August 23, 2010